UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5724

Oppenheimer Global Strategic Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2019

Item 1. Reports to Stockholders.

Semiannual Report	3/31/2019

Oppenheimer Global Strategic Income Fund

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index

6-Month	2.58%	-2.29%	4.63%

1-Year	0.85	-3.94	4.48

5-Year	2.18	1.19	2.74

10-Year	6.71	6.19	3.77

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION

Non-Convertible Corporate Bonds and Notes	38.7%
Foreign Government Obligations	21.4
Mortgage-Backed Obligations	11.4
Government Agency
Non-Agency	8.0
Investment Companies	0.1
OFI Carlyle Private Credit Fund
Oppenheimer Limited-Term Bond Fund	0.5
Oppenheimer Master Event- Linked Bond Fund, LLC	1.8
Oppenheimer Master Loan Fund, LLC	4.7
Oppenheimer Ultra-Short Duration Fund	1.2
U.S. Government Obligations	6.2
Asset-Backed Securities	2.3
Over-the-Counter Options Purchased	0.9
Preferred Stocks	0.7
Short-Term Notes	0.7
Structured Securities	0.5
Corporate Loans	0.5
Common Stocks	0.2
Over-the-Counter Interest Rate Swaptions Purchased	0.2
Rights, Warrants and Certificates	—*
Over-the-Counter Credit Default Swaptions Purchased	—*

* Represents a value of less than 0.05%.

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

REGIONAL ALLOCATION

U.S./Canada	61.0%
Europe	13.6
Latin & South America	10.5
Asia	8.0
Middle East/Africa	5.9
Emerging Europe	0.9
Supranational	0.1

Portfolio holdings and allocation are subject to change. Percentages are as of March 31, 2019, and are based on total market value of investments.

4      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

TOP TEN GEOGRAPHICAL HOLDINGS

United States	59.7%
Greece	3.3
Mexico	3.3
India	2.9
Brazil	2.7
France	2.4
Argentina	2.4
Indonesia	2.3
United Kingdom	2.2
South Africa	2.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on total market value of investments.

For more current Fund holdings, please visit oppenheimerfunds.com.

5      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPSIX)	10/16/89	2.58%	0.85%	2.18%	6.71%
Class C (OSICX)	5/26/95	2.20	-0.18	1.40	5.91
Class I (OSIIX)	1/27/12	2.78	0.95	2.54	3.45	*
Class R (OSINX)	3/1/01	2.45	0.33	1.87	6.36
Class Y (OSIYX)	1/26/98	2.71	1.09	2.42	6.94

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPSIX)	10/16/89	-2.29%	-3.94%	1.19%	6.19%
Class C (OSICX)	5/26/95	1.20	-1.14	1.40	5.91
Class I (OSIIX)	1/27/12	2.78	0.95	2.54	3.45	*
Class R (OSINX)	3/1/01	2.45	0.33	1.87	6.36
Class Y (OSIYX)	1/26/98	2.71	1.09	2.42	6.94

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/19
Class A	5.60%
Class C	5.13
Class I	6.29
Class R	5.64
Class Y	6.14

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 3/31/19
Class A	5.56%
Class C	5.09
Class I	6.25
Class R	5.60
Class Y	6.10

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended March 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and

6      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended March 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to the performance of the Bloomberg Barclays U.S. Aggregate Bond Index, an index of U.S dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Actual	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During 6 Months Ended March 31, 2019
Class A	$1,000.00	$1,025.80	$5.06
Class C	1,000.00	1,022.00	8.91
Class I	1,000.00	1,027.80	3.14
Class R	1,000.00	1,024.50	6.38
Class Y	1,000.00	1,027.10	3.85

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.95	5.05
Class C	1,000.00	1,016.16	8.89
Class I	1,000.00	1,021.84	3.13
Class R	1,000.00	1,018.65	6.36
Class Y	1,000.00	1,021.14	3.84

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2019 are as follows:

Class	Expense Ratios
Class A	1.00%
Class C	1.76
Class I	0.62
Class R	1.26
Class Y	0.76

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Consolidated Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—2.5%
American Credit Acceptance Receivables Trust:
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	$550,000	$550,574
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	290,962	290,858
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	1,347,000	1,345,125
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	1,747,000	1,748,440
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,270,000	2,283,109
Series 2017-4, Cl. D, 3.08%, 12/18/23	985,000	986,082
Cabela’s Credit Card Master Note Trust, Series 2016-1, Cl. A2, 3.334% [US0001M+85], 6/15/22[2]	4,605,000	4,612,617
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	290,000	288,563
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	525,000	525,079
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,805,000	1,801,978
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,370,000	1,366,107
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,775,000	1,781,118
Series 2017-4, Cl. D, 3.30%, 5/15/24	750,000	747,388
Series 2018-1, Cl. D, 3.37%, 7/15/24	510,000	510,721
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	1,725,000	1,720,120
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	615,000	616,885
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	175,000	175,570
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[1]	343,070	342,383
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	495,000	491,285
CPS Auto Receivables Trust, Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	975,000	972,058
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	136,535	136,407
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	1,505,000	1,505,790
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	915,000	922,285
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,305,000	1,315,173
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	500,000	497,844
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	61,453	61,533
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,240,000	1,255,988
Series 2018-1, Cl. D, 3.81%, 5/15/24	1,000,000	1,008,673
Series 2018-3, Cl. D, 4.30%, 9/16/24	440,000	449,482
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	555,000	568,364
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	1,120,000	1,123,529
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,160,000	1,190,728
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,330,000	1,338,056
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,245,000	1,286,346
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	1,410,000	1,413,808
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,035,000	1,057,383

10      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Asset-Backed Securities (Continued)
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]		$411,045	$409,789
Exeter Automobile Receivables Trust, Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]		1,050,000	1,048,851
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]		2,725,000	2,821,095
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22[3]		1,412,164	1,410,127
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21		850,000	845,881
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 4.036% [US0001M+155], 6/27/22[1,2]		435,000	435,535
Series 2017-1, Cl. D, 4.786% [US0001M+230], 6/27/22[1,2]		505,000	505,255
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. D, 3.17%, 4/17/23		1,215,000	1,216,522
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]		2,460,000	2,516,837
Series 2017-3, Cl. D, 3.20%, 11/15/23		2,030,000	2,029,076
Series 2018-1, Cl. D, 3.32%, 3/15/24		750,000	752,615
Series 2018-2, Cl. D, 3.88%, 2/15/24		370,000	375,508
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]		1,330,000	1,327,636
SLM Student Loan Trust, Series 2004-5X, Cl. A6, 0.092% [EUR003M+40], 10/25/39[2,4]	EUR	18,891,747	20,585,731
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]		850,000	849,948
United Auto Credit Securitization Trust, Series 2018-1, Cl. C, 3.05%, 9/10/21[1]		1,620,000	1,620,934
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[1]		235,858	235,499
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]		1,785,000	1,793,127
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]		1,845,000	1,858,865
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]		2,075,000	2,080,635
World Financial Network Credit Card Master Trust:
Series 2012-D, Cl. A, 2.15%, 4/17/23		1,195,000	1,193,443
Series 2018-A, Cl. A, 3.07%, 12/16/24		3,660,000	3,681,019
Series 2018-C, Cl. A, 3.55%, 8/15/25		990,000	1,008,395
Total Asset-Backed Securities (Cost $88,739,511)			88,889,772

Mortgage-Backed Obligations—21.2%
Government Agency—12.5%
FHLMC/FNMA/FHLB/Sponsored—11.6%
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 12/1/34		386,594	414,336
5.50%, 9/1/39		859,554	934,922
6.00%, 7/1/19-7/1/24		263,800	285,165
6.50%, 2/1/22-6/1/35		361,158	403,607
7.00%, 8/1/21-3/1/35		539,253	601,968
7.50%, 1/1/32-2/1/32		1,095,769	1,288,509

11      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
8.50%, 8/1/31	$33,060	$37,395
10.00%, 5/1/20	215	215
Federal Home Loan Mortgage Corp. Non Gold Pool, 10.50%, 5/1/20	3,786	3,808
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 82.664%, 4/1/27[5]	87,150	18,609
Series 192, Cl. IO, 99.999%, 2/1/28[5]	36,665	7,171
Series 205, Cl. IO, 62.058%, 9/1/29[5]	230,587	46,425
Series 206, Cl. IO, 0.00%, 12/15/29[5,6]	107,342	29,759
Series 207, Cl. IO, 0.00%, 4/1/30[5,6]	90,007	19,872
Series 214, Cl. IO, 0.00%, 6/1/31[5,6]	71,048	15,067
Series 243, Cl. 6, 13.27%, 12/15/32[5]	201,738	37,897
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	642,782	676,686
Series 151, Cl. F, 9.00%, 5/15/21	237	241
Series 1590, Cl. IA, 3.534% [LIBOR01M+105], 10/15/23[2]	444,890	451,704
Series 1674, Cl. Z, 6.75%, 2/15/24	18,754	19,865
Series 2034, Cl. Z, 6.50%, 2/15/28	5,553	6,048
Series 2042, Cl. N, 6.50%, 3/15/28	5,731	6,203
Series 2043, Cl. ZP, 6.50%, 4/15/28	618,964	686,242
Series 2053, Cl. Z, 6.50%, 4/15/28	4,862	5,403
Series 2116, Cl. ZA, 6.00%, 1/15/29	298,495	325,310
Series 2122, Cl. F, 2.934% [LIBOR01M+45], 2/15/29[2]	15,433	15,048
Series 2279, Cl. PK, 6.50%, 1/15/31	9,539	10,522
Series 2326, Cl. ZP, 6.50%, 6/15/31	71,253	77,887
Series 2344, Cl. FP, 3.434% [LIBOR01M+95], 8/15/31[2]	209,629	214,840
Series 2368, Cl. PR, 6.50%, 10/15/31	10,700	11,977
Series 2401, Cl. FA, 3.134% [LIBOR01M+65], 7/15/29[2]	25,325	25,606
Series 2412, Cl. GF, 3.434% [LIBOR01M+95], 2/15/32[2]	255,322	261,836
Series 2427, Cl. ZM, 6.50%, 3/15/32	422,604	465,680
Series 2451, Cl. FD, 3.484% [LIBOR01M+100], 3/15/32[2]	117,156	120,360
Series 2461, Cl. PZ, 6.50%, 6/15/32	45,895	50,573
Series 2464, Cl. FI, 3.484% [LIBOR01M+100], 2/15/32[2]	114,856	118,011
Series 2470, Cl. AF, 3.484% [LIBOR01M+100], 3/15/32[2]	189,018	194,189
Series 2470, Cl. LF, 3.484% [LIBOR01M+100], 2/15/32[2]	117,466	120,693
Series 2475, Cl. FB, 3.484% [LIBOR01M+100], 2/15/32[2]	160,878	165,297
Series 2517, Cl. GF, 3.484% [LIBOR01M+100], 2/15/32[2]	97,124	99,792
Series 2551, Cl. LF, 2.984% [LIBOR01M+50], 1/15/33[2]	14,428	14,535
Series 2635, Cl. AG, 3.50%, 5/15/32	159,696	161,689
Series 2676, Cl. KY, 5.00%, 9/15/23	219,716	227,160
Series 3010, Cl. WB, 4.50%, 7/15/20	641	642
Series 3025, Cl. SJ, 15.643% [-3.667 x LIBOR01M+2,475], 8/15/35[2]	244,320	354,918
Series 3848, Cl. WL, 4.00%, 4/15/40	335,167	339,566
Series 3857, Cl. GL, 3.00%, 5/15/40	8,853	9,022
Series 3917, Cl. BA, 4.00%, 6/15/38	203,635	210,168
Series 4221, Cl. HJ, 1.50%, 7/15/23	347,155	340,821

12      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2035, Cl. PE, 60.103%, 3/15/28[5]	$12,787	$2,349
Series 2049, Cl. PL, 99.999%, 4/15/28[5]	68,818	12,963
Series 2074, Cl. S, 99.999%, 7/17/28[5]	50,147	4,704
Series 2079, Cl. S, 99.999%, 7/17/28[5]	92,377	10,495
Series 2177, Cl. SB, 99.999%, 8/15/29[5]	67,674	10,982
Series 2526, Cl. SE, 57.904%, 6/15/29[5]	124,575	20,521
Series 2682, Cl. TQ, 99.999%, 10/15/33[5]	518,302	78,965
Series 2795, Cl. SH, 56.27%, 3/15/24[5]	692,612	43,934
Series 2920, Cl. S, 99.999%, 1/15/35[5]	905,144	145,439
Series 2922, Cl. SE, 16.895%, 2/15/35[5]	57,533	9,472
Series 2981, Cl. AS, 0.668%, 5/15/35[5]	416,323	57,785
Series 2981, Cl. BS, 99.999%, 5/15/35[5]	1,063,724	166,236
Series 3004, Cl. SB, 99.999%, 7/15/35[5]	1,266,565	127,625
Series 3397, Cl. GS, 3.432%, 12/15/37[5]	298,967	52,264
Series 3424, Cl. EI, 0.00%, 4/15/38[5,6]	85,665	8,510
Series 3450, Cl. BI, 10.175%, 5/15/38[5]	432,592	63,398
Series 3606, Cl. SN, 10.907%, 12/15/39[5]	218,099	28,338
Federal National Mortgage Assn.:
2.50%, 4/1/34[7]	11,040,000	10,976,246
3.00%, 4/1/34-4/1/49[7]	18,645,000	18,693,073
3.50%, 4/1/49[7]	59,985,000	60,821,510
4.00%, 4/1/49[7]	71,620,000	73,679,074
4.50%, 4/1/49[7]	193,440,000	201,580,915
5.00%, 4/1/49[7]	8,300,000	8,777,088
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-T10, Cl. IO, 99.999%, 12/25/41[5]	27,194,467	316,486
Series 2001-T3, Cl. IO, 99.999%, 11/25/40[5]	4,624,489	48,552
Federal National Mortgage Assn. Pool:
4.50%, 12/1/20	46,360	47,189
5.00%, 7/1/19-12/1/21	8,894	9,100
5.50%, 1/1/22-5/1/36	361,127	391,436
6.50%, 12/1/29-1/1/34	2,005,377	2,236,605
7.00%, 9/1/21-4/1/34	3,265,203	3,730,106
7.50%, 2/1/27-3/1/33	1,650,523	1,906,882
8.50%, 7/1/32	5,405	5,466
9.50%, 3/15/21	2,674	2,701
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[5]	73,063	8,033
Series 247, Cl. 2, 99.999%, 10/25/23[5]	35,938	3,974
Series 252, Cl. 2, 99.999%, 11/25/23[5]	8,644	1,032
Series 254, Cl. 2, 99.999%, 1/25/24[5]	27,318	3,474
Series 301, Cl. 2, 21.231%, 4/25/29[5]	106,492	21,336
Series 303, Cl. IO, 96.832%, 11/25/29[5]	112,287	25,370
Series 313, Cl. 2, 28.207%, 6/25/31[5]	928,308	205,990
Series 319, Cl. 2, 99.999%, 2/25/32[5]	305,433	67,450
Series 321, Cl. 2, 29.861%, 4/25/32[5]	563,354	130,169
Series 324, Cl. 2, 0.00%, 7/25/32[5,6]	230,360	52,731

13      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 328, Cl. 2, 0.00%, 12/25/32[5,6]	$202,828	$45,743
Series 331, Cl. 5, 99.999%, 2/25/33[5]	468,190	89,798
Series 332, Cl. 2, 0.00%, 3/25/33[5,6]	929,490	211,123
Series 334, Cl. 10, 12.791%, 2/25/33[5]	382,666	83,727
Series 334, Cl. 12, 99.999%, 3/25/33[5]	553,940	117,566
Series 339, Cl. 7, 0.00%, 11/25/33[5,6]	1,125,707	245,847
Series 345, Cl. 9, 0.00%, 1/25/34[5,6]	335,545	70,623
Series 351, Cl. 10, 0.00%, 4/25/34[5,6]	142,315	31,984
Series 351, Cl. 8, 0.00%, 4/25/34[5,6]	261,491	58,697
Series 356, Cl. 10, 0.00%, 6/25/35[5,6]	182,794	37,335
Series 356, Cl. 12, 0.00%, 2/25/35[5,6]	88,546	18,286
Series 362, Cl. 13, 0.00%, 8/25/35[5,6]	12,952	2,896
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1996-35, Cl. Z, 7.00%, 7/25/26	26,358	28,588
Series 1997-45, Cl. CD, 8.00%, 7/18/27	290,896	329,950
Series 1998-58, Cl. PC, 6.50%, 10/25/28	167,818	183,910
Series 1999-14, Cl. MB, 6.50%, 4/25/29	9,185	9,995
Series 1999-54, Cl. LH, 6.50%, 11/25/29	333,316	365,334
Series 2001-19, Cl. Z, 6.00%, 5/25/31	129,623	140,126
Series 2001-65, Cl. F, 3.086% [LIBOR01M+60], 11/25/31[2]	228,719	231,264
Series 2001-80, Cl. ZB, 6.00%, 1/25/32	253,519	274,187
Series 2002-21, Cl. PE, 6.50%, 4/25/32	308,096	344,695
Series 2002-29, Cl. F, 3.486% [LIBOR01M+100], 4/25/32[2]	126,402	129,894
Series 2002-64, Cl. FJ, 3.486% [LIBOR01M+100], 4/25/32[2]	38,851	39,924
Series 2002-68, Cl. FH, 2.982% [LIBOR01M+50], 10/18/32[2]	80,551	81,134
Series 2002-81, Cl. FM, 2.986% [LIBOR01M+50], 12/25/32[2]	150,668	151,822
Series 2002-84, Cl. FB, 3.486% [LIBOR01M+100], 12/25/32[2]	25,026	25,714
Series 2003-11, Cl. FA, 3.486% [LIBOR01M+100], 9/25/32[2]	34,151	35,090
Series 2003-116, Cl. FA, 2.886% [LIBOR01M+40], 11/25/33[2]	82,159	82,433
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,157,668
Series 2005-71, Cl. DB, 4.50%, 8/25/25	483,574	490,831
Series 2006-11, Cl. PS, 15.453% [-3.667 x
LIBOR01M+2,456.67], 3/25/36[2]	273,535	403,825
Series 2006-46, Cl. SW, 15.086% [-3.667 x
LIBOR01M+2,419.92], 6/25/36[2]	361,299	516,334
Series 2008-75, Cl. DB, 4.50%, 9/25/23	12	12
Series 2009-113, Cl. DB, 3.00%, 12/25/20	12,048	12,000
Series 2009-36, Cl. FA, 3.426% [LIBOR01M+94], 6/25/37[2]	137,572	141,017
Series 2009-70, Cl. TL, 4.00%, 8/25/19	158	158
Series 2010-43, Cl. KG, 3.00%, 1/25/21	7,904	7,895
Series 2011-122, Cl. EC, 1.50%, 1/25/20	9,619	9,553
Series 2011-15, Cl. DA, 4.00%, 3/25/41	148,387	151,437
Series 2011-3, Cl. EL, 3.00%, 5/25/20	9,730	9,695
Series 2011-3, Cl. KA, 5.00%, 4/25/40	542,967	568,402
Series 2011-38, Cl. AH, 2.75%, 5/25/20	3	3
Series 2011-6, Cl. BA, 2.75%, 6/25/20	5,763	5,783
Series 2011-82, Cl. AD, 4.00%, 8/25/26	37,824	37,840
Series 2012-20, Cl. FD, 2.886% [LIBOR01M+40], 3/25/42[2]	864,067	865,084

14      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 39.806%, 11/18/31[5]	$259,608	$43,928
Series 2001-63, Cl. SD, 33.782%, 12/18/31[5]	7,256	1,111
Series 2001-68, Cl. SC, 99.999%, 11/25/31[5]	5,311	985
Series 2001-81, Cl. S, 47.046%, 1/25/32[5]	70,962	12,436
Series 2002-28, Cl. SA, 34.893%, 4/25/32[5]	63,094	11,229
Series 2002-38, Cl. SO, 79.068%, 4/25/32[5]	77,623	13,209
Series 2002-39, Cl. SD, 54.274%, 3/18/32[5]	120,770	22,965
Series 2002-48, Cl. S, 40.012%, 7/25/32[5]	92,186	17,713
Series 2002-52, Cl. SL, 31.87%, 9/25/32[5]	60,149	11,094
Series 2002-53, Cl. SK, 67.455%, 4/25/32[5]	75,282	14,637
Series 2002-56, Cl. SN, 41.094%, 7/25/32[5]	126,429	24,293
Series 2002-65, Cl. SC, 51.482%, 6/25/26[5]	219,471	26,024
Series 2002-77, Cl. IS, 54.125%, 12/18/32[5]	132,246	26,003
Series 2002-77, Cl. SH, 39.667%, 12/18/32[5]	93,104	15,426
Series 2002-89, Cl. S, 32.689%, 1/25/33[5]	640,497	126,005
Series 2002-9, Cl. MS, 31.092%, 3/25/32[5]	100,767	19,297
Series 2003-13, Cl. IO, 57.118%, 3/25/33[5]	556,634	129,864
Series 2003-26, Cl. DI, 59.786%, 4/25/33[5]	348,618	88,516
Series 2003-26, Cl. IK, 68.126%, 4/25/33[5]	61,094	13,571
Series 2003-33, Cl. SP, 99.999%, 5/25/33[5]	305,956	59,665
Series 2003-4, Cl. S, 22.808%, 2/25/33[5]	146,217	29,195
Series 2003-46, Cl. IH, 0.00%, 6/25/23[5,6]	36,010	2,887
Series 2004-56, Cl. SE, 10.505%, 10/25/33[5]	334,283	62,504
Series 2005-12, Cl. SC, 25.428%, 3/25/35[5]	26,535	3,991
Series 2005-14, Cl. SE, 39.338%, 3/25/35[5]	211,572	27,493
Series 2005-40, Cl. SA, 99.999%, 5/25/35[5]	1,251,099	200,324
Series 2005-40, Cl. SB, 99.999%, 5/25/35[5]	558,419	70,298
Series 2005-52, Cl. JH, 26.083%, 5/25/35[5]	669,562	100,595
Series 2006-90, Cl. SX, 99.999%, 9/25/36[5]	1,326,508	232,225
Series 2007-88, Cl. XI, 0.00%, 6/25/37[5,6]	1,949,501	316,153
Series 2008-55, Cl. SA, 0.00%, 7/25/38[5,6]	106,695	12,902
Series 2009-8, Cl. BS, 0.00%, 2/25/24[5,6]	3,418	179
Series 2010-95, Cl. DI, 0.00%, 11/25/20[5,6]	25,573	266
Series 2011-96, Cl. SA, 5.109%, 10/25/41[5]	333,696	53,217
Series 2012-134, Cl. SA, 0.00%, 12/25/42[5,6]	1,046,787	197,875
Series 2012-40, Cl. PI, 24.706%, 4/25/41[5]	2,579,303	320,642
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Series 302, Cl. 2, 6.00%, 5/1/29	2,586	454
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 0.00%, 9/15/22[5,6]	1,472,054	10
Series 1995-2B, Cl. 2IO, 0.00%, 6/15/25[5,6]	189,040	3,024
Series 1995-3, Cl. 1IO, 0.00%, 9/15/25[5,6]	5,950,493	1,892
		406,678,546

GNMA/Guaranteed—0.9%
Government National Mortgage Assn. I Pool:
7.00%, 1/15/28-8/15/28	292,798	306,763

15      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. I Pool: (Continued)
8.00%, 1/15/28-9/15/28	$217,267	$228,551
Government National Mortgage Assn. II Pool:
3.50%, 4/1/49[7]	29,940,000	30,601,955
3.75% [H15T1Y+150], 7/20/27[2]	2,006	2,074
7.00%, 1/20/30	46,421	53,300
11.00%, 10/20/19	5	5
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 35.349%, 4/16/37[5]	894,899	131,035
Series 2011-52, Cl. HS, 16.353%, 4/16/41[5]	1,593,719	233,273
		31,556,956

Non-Agency—8.7%
Commercial—3.6%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210], 9/26/35[1,2]	22,193	22,288
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	6,069	6,079
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 10.646%, 1/15/51[5]	13,216,147	484,833
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1],[5,6,8]	55,524	1,004
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.622%, 11/13/50[5]	5,500,516	315,359
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	599,440	597,526
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	710,000	722,866
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 11.938%, 10/12/50[5]	15,487,787	1,063,260
COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,825,000	2,832,338
Series 2014-CR17, Cl. ASB, 3.598%, 5/10/47	1,750,000	1,785,998
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	475,000	482,511
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	70,000	72,070
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	690,000	718,783
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	4,690,000	4,793,906
Series 2015-CR22, Cl. A2, 2.856%, 3/10/48	800,776	800,161
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 20.604%, 12/10/45[5]	7,110,828	335,898
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Cl. 1A2, 2.708% [US0001M+22], 7/22/36[1,2]	844,694	827,667
FREMF Mortgage Trust:
Series 2012-K20, Cl. C, 3.871%, 5/25/45[1,9]	12,875,000	13,084,747
Series 2013-K25, Cl. C, 3.623%, 11/25/45[1,9]	1,975,000	1,987,716
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,9]	335,000	336,987
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,9]	4,187,000	4,198,811
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,9]	7,865,000	7,889,746
Series 2013-K29, Cl. C, 3.481%, 5/25/46[1,9]	4,700,000	4,710,081
Series 2013-K713, Cl. C, 3.155%, 4/25/46[1,9]	420,000	419,200
Series 2014-K714, Cl. C, 3.855%, 1/25/47[1,9]	200,000	202,012

16      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2014-K715, Cl. C, 4.122%, 2/25/46[1,9]	$25,000	$25,311
Series 2015-K44, Cl. B, 3.683%, 1/25/48[1,9]	7,345,000	7,429,913
Series 2015-K45, Cl. B, 3.591%, 4/25/48[1,9]	13,050,000	13,106,050
Series 2017-K62, Cl. B, 3.875%, 1/25/50[1,9]	840,000	847,397
Series 2017-K724, Cl. B, 3.487%, 11/25/23[1,9]	4,465,000	4,418,118
GS Mortgage Securities Trust:
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	210,839	209,882
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	390,000	416,368
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	598,987	609,540
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	76,378	76,306
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	2,345,000	2,368,295
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,395,000	2,534,338
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	425,000	426,338
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	1,685,000	1,749,512
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	1,395,465	1,382,859
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.687%, 7/25/35[9]	156,718	161,529
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 4.542%, 7/26/36[1,9]	7,581,819	7,591,160
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	447,904	452,130
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	280,376	285,587
Series 2014-C24, Cl. B, 4.116%, 11/15/47[9]	1,655,000	1,694,301
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	2,980,000	3,091,238
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%, 7/26/24[1,8,9]	42,188	29,328
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	589,314	586,224
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	1,565,000	1,587,590
Series 2014-C14, Cl. B, 4.764%, 2/15/47[9]	680,000	722,285
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 10.363%, 12/15/50[5]	4,986,746	277,326
Morgan Stanley Re-Remic Trust:
Series 2012-R3, Cl. 1A, 3.644%, 11/26/36[1,9]	114,222	114,059
Series 2012-R3, Cl. 1B, 3.644%, 11/26/36[1,9]	12,305,853	11,457,825
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.912%, 6/26/46[1,9]	52,824	52,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 4.493%, 8/25/34[9]	6,111,000	6,143,057
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 12.272%, 11/15/50[5]	9,762,733	601,400
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB, 2.934%, 5/15/48	2,300,000	2,304,141
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.338%, 12/15/50[5]	6,556,087	416,064
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	1,800,000	1,818,323
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,455,000	1,509,711

17      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust: (Continued)
Series 2014-C22, Cl. A3, 3.528%, 9/15/57	$320,000	$325,057
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[9]	1,135,000	1,191,505
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 25.227%, 3/15/44[1,5]	12,450,235	269,228
		126,974,066

Multi-Family—0.1%
Connecticut Avenue Securities, Series 2017-C04, Cl. 2M1, 3.336% [US0001M+85], 11/25/29[2]	1,337,536	1,339,447

Residential—5.0%
Alba plc, Series 2007-1, Cl. F, 4.096% [BP0003M+325], 3/17/39[2,4]	1,351,855	1,693,204
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 4.91% [H15T1Y+225], 2/25/36[2]	44,760	45,261
Chase Funding Trust, Series 2003-2, Cl. 2A2, 3.046% [US0001M+56], 2/25/33[2]	15,989	15,554
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,267,615	1,256,673
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,186,884	1,185,010
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-2, Cl. 1A3, 4.893%, 5/25/35[9]	1,337,157	1,351,987
Series 2006-AR1, Cl. 1A1, 4.97% [H15T1Y+240], 10/25/35[2]	375,609	381,226
Series 2009-8, Cl. 7A2, 4.954%, 3/25/36[1,9]	17,133,098	17,133,841
Series 2014-8, Cl. 1A2, 2.778% [US0001M+29], 7/20/36[1,2]	1,635,000	1,612,673
Connecticut Avenue Securities:
Series 2014-C03, Cl. 1M2, 5.486% [US0001M+300], 7/25/24[2]	2,151,291	2,285,625
Series 2016-C03, Cl. 1M1, 4.486% [US0001M+200], 10/25/28[2]	323,271	325,804
Series 2017-C01, Cl. 1M2, 6.036% [US0001M+355], 7/25/29[2]	11,610,000	12,483,444
Series 2017-C02, Cl. 2M1, 3.636% [US0001M+115], 9/25/29[2]	2,227,605	2,234,595
Series 2017-C03, Cl. 1M1, 3.436% [US0001M+95], 10/25/29[2]	2,322,164	2,327,063
Series 2017-C06, Cl. 1M1, 3.236% [US0001M+75], 2/25/30[2]	305,202	305,313
Series 2017-C07, Cl. 1M1, 3.136% [US0001M+65], 5/25/30[2]	1,346,344	1,345,430
Series 2017-C07, Cl. 1M2, 4.886% [US0001M+240], 5/25/30[2]	1,540,000	1,574,353
Series 2018-C01, Cl. 1M1, 3.086% [US0001M+60], 7/25/30[2]	1,936,521	1,932,833
Series 2018-C02, Cl. 2M1, 3.136% [US0001M+65], 8/25/30[2]	553,968	553,846
Series 2018-C06, Cl. 2M2, 4.586% [US0001M+210], 3/25/31[2]	6,720,000	6,643,564
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-G, Cl. 2A, 2.714% [US0001M+23], 12/15/35[2]	54,402	53,770
Series 2006-H, Cl. 2A1A, 2.634% [US0001M+15], 11/15/36[2]	45,974	35,400
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.329%, 7/25/35[9]	218,864	221,097

18      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Residential (Continued)
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.796% [US0001M+31], 7/25/35[2]	$39,318	$39,161
Marble Arch Residential Securitisation No 4 plc, Series 4X, Cl. E1C, 4.74% [BP0003M+390], 3/20/40[2,4]	4,220,000	5,346,393
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Cl. A3, 2.586% [US0001M+10], 8/25/36[2]	3,691,905	1,784,987
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	52,160	46,380
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6.00%, 6/25/35	4,458,710	4,096,095
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.736% [US0001M+425], 11/25/23[2]	2,238,494	2,446,567
Series 2014-DN1, Cl. M3, 6.986% [US0001M+450], 2/25/24[2]	2,085,000	2,325,497
Series 2014-DN2, Cl. M3, 6.086% [US0001M+360], 4/25/24[2]	2,160,000	2,334,413
Series 2014-HQ2, Cl. M3, 6.236% [US0001M+375], 9/25/24[2]	2,495,000	2,763,126
Series 2015-HQA2, Cl. M2, 5.286% [US0001M+280], 5/25/28[2]	616,680	629,111
Series 2016-DNA1, Cl. M2, 5.39% [US0001M+290], 7/25/28[2]	825,464	840,050
Series 2016-DNA3, Cl. M3, 7.486% [US0001M+500], 12/25/28[2]	7,155,000	8,119,955
Series 2016-DNA4, Cl. M3, 6.286% [US0001M+380], 3/25/29[2]	13,920,000	15,315,886
Series 2016-HQA3, Cl. M1, 3.286% [US0001M+80], 3/25/29[2]	144,820	144,825
Series 2016-HQA3, Cl. M3, 6.336% [US0001M+385], 3/25/29[2]	9,805,000	10,831,584
Series 2016-HQA4, Cl. M3, 6.386% [US0001M+390], 4/25/29[2]	9,480,000	10,479,080
Series 2017-DNA1, Cl. M2, 5.736% [US0001M+325], 7/25/29[2]	5,390,000	5,790,353
Series 2017-HQA1, Cl. M1, 3.686% [US0001M+120], 8/25/29[2]	3,312,664	3,322,000
Series 2017-HQA2, Cl. M1, 3.286% [US0001M+80], 12/25/29[2]	1,009,459	1,010,088
Series 2017-HQA3, Cl. M1, 3.036% [US0001M+55], 4/25/30[2]	1,786,112	1,783,867
Series 2018-DNA1, Cl. M1, 2.936% [US0001M+45], 7/25/30[2]	3,286,838	3,273,102
Series 2018-DNA1, Cl. M2, 4.286% [US0001M+180], 7/25/30[2]	3,110,000	3,040,762
Towd Point Mortgage Funding 2019-Granite4 plc:
2.23%, 10/20/51[7]	7,080,000	9,225,034
2.58%, 10/20/51[7]	10,600,000	13,811,492
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 4.481%, 10/25/33[9]	87,151	88,709

19      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 5.083%, 2/25/35[9]		$1,655,082	$1,708,114
Series 2005-AR15, Cl. 1A2, 4.667%, 9/25/35[9]		382,815	375,088
Series 2005-AR15, Cl. 1A6, 4.667%, 9/25/35[9]		3,786,283	3,677,738
Series 2005-AR4, Cl. 2A2, 5.086%, 4/25/35[9]		98,367	99,595
Series 2006-AR10, Cl. 1A1, 4.704%, 7/25/36[9]		342,461	344,856
Series 2006-AR10, Cl. 5A5, 4.542%, 7/25/36[9]		655,539	658,815
Series 2006-AR2, Cl. 2A3, 4.954%, 3/25/36[9]		2,224,670	2,264,673
Series 2006-AR7, Cl. 2A4, 4.42%, 5/25/36[9]		1,623,785	1,670,531
			176,685,493
Total Mortgage-Backed Obligations (Cost $726,790,318)			743,234,508

U.S. Government Obligations—6.8%
United States Treasury Inflation-Protected Securities:
1.00%, 2/15/46-2/15/49[10,11]		232,924,399	239,024,756
Total U.S. Government Obligations (Cost $231,466,469)			239,024,756

Foreign Government Obligations—23.4%
Angola—0.1%
Republic of Angola, 9.375% Sr. Unsec. Nts., 5/8/48[1]		4,415,000	4,785,419

Argentina—2.2%
Argentine Republic:
0.00% Unsec. Nts., 4/30/20[12]	ARS	627,300,000	15,894,719
0.236% Unsec. Nts., 7/31/20[12]	ARS	1,548,358,176	34,401,651
4.625% Sr. Unsec. Nts., 1/11/23		1,285,000	1,055,627
5.875% Sr. Unsec. Nts., 1/11/28		5,190,000	3,996,949
6.875% Sr. Unsec. Nts., 1/26/27		6,340,000	5,148,873
6.875% Sr. Unsec. Nts., 1/11/48		4,465,000	3,298,519
7.50% Sr. Unsec. Nts., 4/22/26		16,340,000	13,907,382
18.20% Unsec. Nts., 10/3/21	ARS	25,715,000	420,921
			78,124,641

Brazil—1.8%
Federative Republic of Brazil:
10.00% Unsec. Nts., 1/1/21	BRL	32,000,000	8,530,594
10.00% Unsec. Nts., 1/1/25	BRL	72,700,000	19,693,833
10.00% Unsec. Nts., 1/1/27	BRL	75,000,000	20,306,644
10.00% Unsec. Nts., 1/1/29	BRL	10,500,000	2,859,936
13.288% Unsec. Nts., 8/15/50	BRL	2,100,000	2,117,301
18.447% Unsec. Nts., 5/15/45[11]	BRL	10,550,000	10,427,319
			63,935,627

Colombia—0.8%
Republic of Colombia:
6.125% Sr. Unsec. Nts., 1/18/41		4,135,000	4,895,881
Series B, 6.25% Bonds, 11/26/25	COP	21,300,000,000	6,774,399
Series B, 7.50% Bonds, 8/26/26	COP	30,170,000,000	10,236,127

20      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Colombia (Continued)
Republic of Colombia: (Continued)
Series B, 10.00% Bonds, 7/24/24	COP	14,854,000,000	$5,560,147
			27,466,554

Dominican Republic—0.3%
Dominican Republic:
5.95% Sr. Unsec. Nts., 1/25/27[1]		6,950,000	7,314,875
6.85% Sr. Unsec. Nts., 1/27/45[1]		2,400,000	2,577,000
			9,891,875

Ecuador—0.3%
Republic of Ecuador:
8.875% Sr. Unsec. Nts., 10/23/27[1]		8,055,000	8,085,206
9.65% Sr. Unsec. Nts., 12/13/26[1]		2,470,000	2,596,588
			10,681,794

Egypt—0.7%
Arab Republic of Egypt:
4.75% Sr. Unsec. Nts., 4/16/26[1]	EUR	4,800,000	5,327,207
6.125% Sr. Unsec. Nts., 1/31/22[1]		2,405,000	2,438,278
8.50% Sr. Unsec. Nts., 1/31/47[1]		3,570,000	3,653,142
8.70% Sr. Unsec. Nts., 3/1/49[1]		3,835,000	3,998,118
18.15% Unsec. Nts., 12/11/21	EGP	90,000,000	5,376,427
Series 3YR, 16.00% Unsec. Nts., 12/12/20	EGP	72,000,000	4,101,133
			24,894,305

Fiji—0.1%
Republic of Fiji, 6.625% Sr. Unsec. Nts., 10/2/20[4]		3,726,000	3,734,600

France—1.3%
French Republic, 4.00% Bonds, 10/25/38[4]	EUR	26,750,000	46,721,867

Gabon—0.1%
Gabonese Republic, 6.375% Bonds, 12/12/24[1]		4,105,000	3,943,953

Ghana—0.3%
Republic of Ghana:
8.125% Sr. Unsec. Nts., 3/26/32[1]		4,900,000	4,893,111
8.627% Sr. Unsec. Nts., 6/16/49[1]		3,655,000	3,575,138
8.95% Sr. Unsec. Nts., 3/26/51[1]		2,130,000	2,144,260
			10,612,509

Greece—3.6%
Hellenic Republic:
Bonds, 10/15/42[9]	EUR	76,770,000	303,992
3.45% Sr. Unsec. Nts., 4/2/24[1,4]	EUR	19,170,000	22,371,631
3.875% Sr. Unsec. Nts., 3/12/29[1,4]	EUR	30,075,000	34,151,423
3.90% Bonds, 1/30/33[4]	EUR	39,799,000	43,630,516

21      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Greece (Continued)
Hellenic Republic: (Continued) 4.00% Bonds, 1/30/37[4]	EUR	24,800,000	$26,460,116
			126,917,678

India—1.6%
Republic of India:
7.17% Sr. Unsec. Nts., 1/8/28	INR	550,000,000	7,806,356
7.59% Sr. Unsec. Nts., 1/11/26	INR	1,400,000,000	20,547,574
7.72% Sr. Unsec. Nts., 5/25/25	INR	35,000,000	519,774
8.20% Sr. Unsec. Nts., 2/15/22	INR	850,000,000	12,748,540
8.20% Sr. Unsec. Nts., 9/24/25	INR	849,400,000	12,904,283
			54,526,527

Indonesia—1.9%
Perusahaan Penerbit SBSN Indonesia III:
4.35% Sr. Unsec. Nts., 9/10/24[1]		1,330,000	1,377,548
4.55% Sr. Unsec. Nts., 3/29/26[1]		2,005,000	2,087,706
Republic of Indonesia:
3.85% Sr. Unsec. Nts., 7/18/27[1]		1,075,000	1,076,148
4.125% Sr. Unsec. Nts., 1/15/25[1]		1,260,000	1,294,462
8.125% Sr. Unsec. Nts., 5/15/24	IDR	179,000,000,000	13,125,741
Series FR53, 8.25% Sr. Unsec. Nts., 7/15/21	IDR	82,000,000,000	5,949,664
Series FR56, 8.375% Sr. Unsec. Nts., 9/15/26	IDR	260,905,000,000	19,270,143
Series FR59, 7.00% Sr. Unsec. Nts., 5/15/27	IDR	20,000,000,000	1,355,407
Series FR74, 7.50% Sr. Unsec. Nts., 8/15/32	IDR	287,520,000,000	19,385,188
			64,922,007

Iraq—0.1%
Republic of Iraq:
5.80% Sr. Unsec. Nts., 1/15/28[1]		1,520,000	1,463,320
6.752% Sr. Unsec. Nts., 3/9/23[1]		2,115,000	2,148,688
			3,612,008

Ivory Coast—0.3%
Republic of Cote d’Ivoire, 5.25% Sr. Unsec. Nts., 3/22/30[1]	EUR	8,950,000	9,639,130

Mexico—2.8%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	172,455,000	7,856,952
Series M, 6.50% Bonds, 6/9/22	MXN	390,000,000	19,369,550
Series M, 8.00% Sr. Unsec. Nts., 12/7/23	MXN	740,000,000	38,408,593
Series M20, 8.50% Sr. Unsec. Nts., 5/31/29	MXN	613,300,000	32,506,061
			98,141,156

Nigeria—0.1%
Federal Republic of Nigeria:
7.143% Sr. Unsec. Nts., 2/23/30[1]		1,650,000	1,653,867

22      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Nigeria (Continued)
Federal Republic of Nigeria: (Continued) 7.696% Sr. Unsec. Nts., 2/23/38[1]		$1,465,000	$1,457,416
			3,111,283

Oman—0.2%
Sultanate of Oman, 6.75% Sr. Unsec. Nts., 1/17/48[1]		8,080,000	7,198,674

Paraguay—0.1%
Republic of Paraguay, 5.40% Sr. Unsec. Nts., 3/30/50[1]		1,270,000	1,334,294

Russia—0.2%
Russian Federation:
5.10% Sr. Unsec. Nts., 3/28/35[1,7]		3,815,000	3,873,744
Series 6209, 7.60% Bonds, 7/20/22	RUB	189,415,000	2,866,556
			6,740,300

Saudi Arabia—0.2%
Kingdom of Saudi Arabia, 4.375% Sr. Unsec. Nts., 4/16/29[1]		5,965,000	6,226,720

Senegal—0.1%
Republic of Senegal:
6.25% Unsec. Nts., 5/23/33[1]		1,170,000	1,126,425
6.75% Sr. Unsec. Nts., 3/13/48[1]		2,075,000	1,920,412
			3,046,837

Serbia—0.1%
Republic of Serbia, 4.875% Sr. Unsec. Nts., 2/25/20[1]		2,555,000	2,585,836

South Africa—2.2%
Republic of South Africa:
Series 2023, 7.75% Bonds, 2/28/23	ZAR	62,500,000	4,335,784
Series 2030, 8.00% Bonds, 1/31/30	ZAR	347,900,000	22,221,524
Series 2037, 8.50% Bonds, 1/31/37	ZAR	264,900,000	16,480,796
Series 2048, 8.75% Bonds, 2/28/48	ZAR	130,000,000	8,132,227
Series R186, 10.50% Bonds, 12/21/26	ZAR	317,825,000	24,318,406
Series R214, 6.50% Bonds, 2/28/41	ZAR	60,000,000	2,945,507
			78,434,244

Sri Lanka—0.2%
Democratic Socialist Republic of Sri Lanka:
5.75% Sr. Unsec. Nts., 4/18/23[1]		3,610,000	3,566,958
5.875% Sr. Unsec. Nts., 7/25/22[1]		3,370,000	3,385,940
6.25% Sr. Unsec. Nts., 10/4/20[1]		1,225,000	1,246,238
			8,199,136

Thailand—0.6%
Kingdom of Thailand:
1.875% Sr. Unsec. Nts., 6/17/22	THB	176,600,000	5,565,680

23      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Thailand (Continued)
Kingdom of Thailand: (Continued) 2.125% Sr. Unsec. Nts., 12/17/26	THB	490,000,000	$15,227,304
			20,792,984

Turkey—0.6%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	39,500,000	4,966,281
10.60% Bonds, 2/11/26	TRY	14,000,000	1,727,558
10.70% Bonds, 2/17/21	TRY	54,955,000	8,151,338
12.40% Bonds, 3/8/28	TRY	33,500,000	4,458,255
			19,303,432

Ukraine—0.5%
Ukraine:
7.75% Sr. Unsec. Nts., 9/1/23[4]		3,905,000	3,805,813
7.75% Sr. Unsec. Nts., 9/1/24[4]		3,325,000	3,207,794
7.75% Sr. Unsec. Nts., 9/1/25[4]		2,200,000	2,101,044
7.75% Sr. Unsec. Nts., 9/1/26[4]		6,150,000	5,792,439
8.994% Sr. Unsec. Nts., 2/1/24[1]		3,765,000	3,790,146
			18,697,236

Uruguay—0.0%
Oriental Republic of Uruguay, 9.875% Sr. Unsec. Nts., 6/20/22[1]	UYU	36,445,000	1,083,636
Total Foreign Government Obligations (Cost $862,918,221)			819,306,262

Corporate Loans—0.5%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 5.499% [LIBOR4+300], 11/17/25[2]		693,305	685,574
Aleris International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.249% [LIBOR6+475], 2/27/23[2]		1,394,463	1,396,903
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999% [LIBOR12+450], 4/6/24[2]		1,309,202	1,310,839
Claire’s Stores, Inc., Sr. Sec. Credit Facilities Term Loan, 9.938% 10/12/38[9]		97,198	97,198
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 11.252% [LIBOR12+875], 1/30/20[2,13]		2,135,000	1,528,660
Dun & Bradstreet Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.513% 2/6/26[9]		2,075,000	2,055,547
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.956% [LIBOR4+425], 6/23/23[2]		745,000	663,668
KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.493% [LIBOR12+400], 5/15/23[2]		1,380,000	1,292,604
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 8.101% [LIBOR4+550], 9/30/22[2]		692,893	582,772
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 9.879% [LIBOR12+725], 10/17/22[2]		3,725,347	3,089,710

24      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Corporate Loans (Continued)
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.763% [LIBOR12+325], 10/25/20[2]	$2,010,578	$1,875,075
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.52% [LIBOR12+300], 3/11/22[2]	699,549	629,248
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.449% [LIBOR6+275], 8/14/24[2,7]	2,079,748	2,029,054
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B6, 8.50% [PRIME4+500], 3/29/21[2,13]	661,540	664,951
Total Corporate Loans (Cost $18,667,176)		17,901,803

Corporate Bonds and Notes—42.2%
Consumer Discretionary—6.5%
Auto Components—0.3%
American Axle & Manufacturing, Inc., 6.25% Sr. Unsec. Nts., 4/1/25	2,645,000	2,588,794
Cooper-Standard Automotive, Inc., 5.625% Sr. Unsec. Nts., 11/15/26[1]	630,000	556,290
Dana Financing Luxembourg Sarl, 6.50% Sr. Unsec. Nts., 6/1/26[1]	1,695,000	1,737,375
Goodyear Tire & Rubber Co. (The), 5.00% Sr. Unsec. Nts., 5/31/26	1,310,000	1,253,997
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375% Sr. Sec. Nts., 12/15/23[1]	875,000	844,375
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
6.25% Sr. Sec. Nts., 5/15/26[1,7]	645,000	658,743
8.50% Sr. Unsec. Nts., 5/15/27[1,7]	1,390,000	1,396,251
Tenneco, Inc., 5.00% Sr. Unsec. Nts., 7/15/26	810,000	652,050
		9,687,875

Automobiles—0.3%
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Nts., 2/1/21	3,540,000	3,647,485
General Motors Financial Co., Inc., 4.20% Sr. Unsec. Nts., 11/6/21	3,540,000	3,609,162
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[1]	1,380,000	1,200,600
Williams Scotsman International, Inc., 6.875% Sr. Sec. Nts., 8/15/23[3]	1,275,000	1,278,188
		9,735,435

Distributors—0.0%
LKQ Corp., 4.75% Sr. Unsec. Nts., 5/15/23	989,000	999,780

Diversified Consumer Services—0.0%
Cengage Learning, Inc., 9.50% Sr. Unsec. Nts., 6/15/24[1]	345,000	287,213
KCA Deutag UK Finance plc, 9.625% Sr. Sec. Nts., 4/1/23[1]	705,000	593,081
Service Corp. International, 4.625% Sr. Unsec. Nts., 12/15/27	700,000	698,250
		1,578,544

25      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Entertainment—0.3%
AMC Entertainment Holdings, Inc.:
5.75% Sr. Sub. Nts., 6/15/25	$1,785,000	$1,675,312
5.875% Sr. Sub. Nts., 11/15/26	1,615,000	1,461,575
Cinemark USA, Inc., 4.875% Sr. Unsec. Nts., 6/1/23	1,260,000	1,284,318
Lions Gate Capital Holdings LLC, 5.875% Sr. Unsec. Nts., 11/1/24[1]	2,315,000	2,396,025
Live Nation Entertainment, Inc., 5.625% Sr. Unsec. Nts., 3/15/26[1]	1,220,000	1,262,700
Netflix, Inc., 5.875% Sr. Unsec. Nts., 11/15/28[1]	700,000	741,125
Sirius XM Radio, Inc., 5.375% Sr. Unsec. Nts., 7/15/26[1]	1,780,000	1,817,825
		10,638,880

Hotels, Restaurants & Leisure—1.9%
1011778 B.C. ULC/New Red Finance, Inc.:
4.25% Sr. Sec. Nts., 5/15/24[1]	2,150,000	2,133,875
5.00% Sec. Nts., 10/15/25[1]	3,555,000	3,520,517
Aramark Services, Inc.:
4.75% Sr. Unsec. Nts., 6/1/26	1,890,000	1,890,000
5.00% Sr. Unsec. Nts., 2/1/28[1]	2,115,000	2,111,574
Boyd Gaming Corp.:
6.00% Sr. Unsec. Nts., 8/15/26	1,615,000	1,661,431
6.375% Sr. Unsec. Nts., 4/1/26	560,000	581,700
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25% Sr.
Unsec. Nts., 10/15/25[1]	2,075,000	2,007,562
CEC Entertainment, Inc., 8.00% Sr. Unsec. Nts., 2/15/22	1,880,000	1,748,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50% Sr. Sec. Nts., 2/15/23[1]	840,000	872,550
Eldorado Resorts, Inc., 6.00% Sr. Unsec. Nts., 4/1/25	1,230,000	1,251,525
Gateway Casinos & Entertainment Ltd., 8.25% Sec. Nts., 3/1/24[1]	1,070,000	1,127,512
Golden Nugget, Inc.:
6.75% Sr. Unsec. Nts., 10/15/24[3]	3,430,000	3,455,725
8.75% Sr. Sub. Nts., 10/1/25[1]	2,860,000	3,010,150
Hilton Domestic Operating Co., Inc.:
4.25% Sr. Unsec. Nts., 9/1/24	1,135,000	1,135,704
5.125% Sr. Unsec. Nts., 5/1/26[1]	1,320,000	1,343,100
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125% Sr. Unsec. Nts., 12/1/24	1,735,000	1,808,737
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	6,065,000	6,330,344
IRB Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/26[1]	705,000	664,462
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75% Sr. Unsec. Nts., 6/1/27[1]	925,000	911,125
5.25% Sr. Unsec. Nts., 6/1/26[1]	2,340,000	2,367,787
Marriott Ownership Resorts, Inc./ILG LLC, 6.50% Sr. Unsec. Nts., 9/15/26[1]	695,000	730,758
Melco Resorts Finance Ltd., 4.875% Sr. Unsec. Nts., 6/6/25[1]	3,050,000	3,028,517
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.625% Sr. Unsec. Nts., 5/1/24	2,245,000	2,354,444

26      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
MGM Resorts International:
5.75% Sr. Unsec. Nts., 6/15/25		$1,245,000	$1,296,356
6.00% Sr. Unsec. Nts., 3/15/23		2,000,000	2,115,000
6.625% Sr. Unsec. Nts., 12/15/21		1,080,000	1,156,950
Mohegan Gaming & Entertainment, 7.875% Sr. Unsec. Nts., 10/15/24[1]		1,565,000	1,561,088
Penn National Gaming, Inc., 5.625% Sr. Unsec. Nts., 1/15/27[1]		1,765,000	1,720,875
Premier Cruises Ltd., 11.00% Sr. Unsec. Nts., 3/15/08[1,8,13]		14,750,000	—
Scientific Games International, Inc.:
8.25% Sr. Unsec. Nts., 3/15/26[1]		1,390,000	1,421,275
10.00% Sr. Unsec. Nts., 12/1/22		3,993,000	4,217,606
Six Flags Entertainment Corp., 4.875% Sr. Unsec. Nts., 7/31/24[1]		1,455,000	1,435,903
Viking Cruises Ltd., 5.875% Sr. Unsec. Nts., 9/15/27[1]		970,000	945,750
William Hill plc, 4.25% Sr. Unsec. Nts., 6/5/20[4]	GBP	710,000	943,813
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% Sr. Unsec. Nts., 5/15/27[1]		1,075,000	1,018,563
5.50% Sr. Unsec. Nts., 3/1/25[1]		700,000	693,000
Wynn Macau Ltd.:
4.875% Sr. Unsec. Nts., 10/1/24[1]		355,000	347,222
5.50% Sr. Unsec. Nts., 10/1/27[1]		355,000	340,800
			65,261,700

Household Durables—0.9%
Arcelik AS, 5.00% Sr. Unsec. Nts., 4/3/23[1]		1,260,000	1,176,767
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts., 10/15/27		885,000	776,587
6.75% Sr. Unsec. Nts., 3/15/25		3,890,000	3,695,500
7.25% Sr. Unsec. Nts., 2/1/23		119,000	114,835
Lennar Corp.:
4.50% Sr. Unsec. Nts., 4/30/24		905,000	920,113
4.75% Sr. Unsec. Nts., 4/1/21		7,075,000	7,225,344
4.75% Sr. Unsec. Nts., 5/30/25		2,135,000	2,191,044
5.00% Sr. Unsec. Nts., 6/15/27		1,040,000	1,046,500
5.25% Sr. Unsec. Nts., 6/1/26		705,000	727,913
LGI Homes, Inc., 6.875% Sr. Unsec. Nts., 7/15/26[1]		695,000	696,737
M/I Homes, Inc., 5.625% Sr. Unsec. Nts., 8/1/25		2,135,000	2,054,938
PulteGroup, Inc., 5.50% Sr. Unsec. Nts., 3/1/26		1,705,000	1,766,806
Resideo Funding, Inc., 6.125% Sr. Unsec. Nts., 11/1/26[1]		1,355,000	1,402,425
Taylor Morrison Communities, Inc., 6.625% Sr. Unsec. Nts., 5/15/22		2,925,000	3,034,687
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875% Sr. Unsec. Nts., 4/15/23[1]		1,345,000	1,378,625
William Lyon Homes, Inc.:
5.875% Sr. Unsec. Nts., 1/31/25		1,876,000	1,772,820
6.00% Sr. Unsec. Nts., 9/1/23		1,405,000	1,366,363
			31,348,004

27      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet & Catalog Retail—0.0%
Getty Images, Inc., 9.75% Sr. Unsec. Nts., 3/1/27[1]	$175,000	$176,531

Leisure Equipment & Products—0.0%
Mattel, Inc., 6.75% Sr. Unsec. Nts., 12/31/25[1]	1,730,000	1,706,213

Media—2.0%
Altice Financing SA:
6.625% Sr. Sec. Nts., 2/15/23[1]	525,000	538,125
7.50% Sr. Sec. Nts., 5/15/26[1]	1,925,000	1,910,562
Altice Finco SA, 8.125% Sec. Nts., 1/15/24[1]	1,905,000	1,938,337
Altice France SA:
7.375% Sr. Sec. Nts., 5/1/26[1]	2,500,000	2,456,250
8.125% Sr. Sec. Nts., 2/1/27[1]	1,395,000	1,412,437
Altice Luxembourg SA:
7.625% Sr. Unsec. Nts., 2/15/25[1]	695,000	611,600
7.75% Sr. Unsec. Nts., 5/15/22[1]	525,000	526,312
AMC Networks, Inc.:
4.75% Sr. Unsec. Nts., 8/1/25	1,425,000	1,417,875
5.00% Sr. Unsec. Nts., 4/1/24	700,000	705,180
Belo Corp., 7.75% Sr. Unsec. Nts., 6/1/27	3,338,000	3,663,455
Block Communications, Inc., 6.875% Sr. Unsec. Nts., 2/15/25[1]	1,250,000	1,301,562
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00% Sr. Unsec. Nts., 3/1/23[1]	710,000	711,100
5.00% Sr. Unsec. Nts., 2/1/28[1]	1,890,000	1,873,462
5.125% Sr. Unsec. Nts., 5/1/27[1]	2,881,000	2,906,209
5.375% Sr. Unsec. Nts., 5/1/25[1]	530,000	548,550
5.75% Sr. Unsec. Nts., 2/15/26[1]	3,250,000	3,412,500
5.875% Sr. Unsec. Nts., 4/1/24[1]	650,000	680,946
5.875% Sr. Unsec. Nts., 5/1/27[1]	530,000	551,359
Clear Channel International BV, 8.75% Sr. Unsec. Nts., 12/15/20[3]	710,000	732,188
Clear Channel Worldwide Holdings, Inc., Series B, 6.50% Sr. Unsec. Nts., 11/15/22	3,115,000	3,196,769
CSC Holdings LLC:
5.25% Sr. Unsec. Nts., 6/1/24	1,645,000	1,673,787
5.50% Sr. Sec. Nts., 5/15/26[1]	525,000	540,908
5.50% Sr. Unsec. Nts., 4/15/27[1]	1,350,000	1,381,927
6.50% Sr. Unsec. Nts., 2/1/29[1]	690,000	735,712
10.875% Sr. Unsec. Nts., 10/15/25[1]	1,605,000	1,856,985
DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 7/15/22	345,000	335,185
5.875% Sr. Unsec. Nts., 11/15/24	5,025,000	4,239,844
7.75% Sr. Unsec. Nts., 7/1/26	715,000	623,838
Gray Television, Inc.:
5.125% Sr. Unsec. Nts., 10/15/24[1]	1,400,000	1,407,000
5.875% Sr. Unsec. Nts., 7/15/26[1]	2,770,000	2,825,954
iHeartCommunications, Inc., 9.00% Sr. Sec. Nts., 12/15/19	4,005,000	2,863,575
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26[1]	690,000	723,638
MDC Partners, Inc., 6.50% Sr. Unsec. Nts., 5/1/24[1]	545,000	453,713

28      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Media (Continued)
Meredith Corp., 6.875% Sr. Unsec. Nts., 2/1/26	$640,000	$676,800
Nexstar Broadcasting, Inc., 5.625% Sr. Unsec. Nts., 8/1/24[1]	2,405,000	2,447,088
Salem Media Group, Inc., 6.75% Sr. Sec. Nts., 6/1/24[1]	1,395,000	1,269,450
Sinclair Television Group, Inc., 5.625% Sr. Unsec. Nts., 8/1/24[1]	1,550,000	1,567,438
TEGNA, Inc., 5.50% Sr. Unsec. Nts., 9/15/24[1]	1,580,000	1,601,725
Townsquare Media, Inc., 6.50% Sr. Unsec. Nts., 4/1/23[1]	710,000	682,488
Tribune Media Co., 5.875% Sr. Unsec. Nts., 7/15/22	1,590,000	1,630,744
Univision Communications, Inc.:
5.125% Sr. Sec. Nts., 5/15/23[1]	735,000	701,925
5.125% Sr. Sec. Nts., 2/15/25[1]	3,255,000	3,047,494
UPCB Finance IV Ltd., 5.375% Sr. Sec. Nts., 1/15/25[1]	350,000	356,125
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	1,710,000	1,744,200
Ziggo BV, 5.50% Sr. Sec. Nts., 1/15/27[1]	2,875,000	2,853,438
		69,335,759

Multiline Retail—0.1%
JC Penney Corp., Inc.:
5.875% Sr. Sec. Nts., 7/1/23[1]	1,130,000	957,675
8.625% Sec. Nts., 3/15/25[1]	1,390,000	820,100
		1,777,775

Specialty Retail—0.6%
Freedom Mortgage Corp.:
8.125% Sr. Unsec. Nts., 11/15/24[1]	1,065,000	950,512
8.25% Sr. Unsec. Nts., 4/15/25[1]	1,925,000	1,718,062
GameStop Corp.:
5.50% Sr. Unsec. Nts., 10/1/19[1]	810,000	813,037
6.75% Sr. Unsec. Nts., 3/15/21[1]	2,940,000	2,969,400
L Brands, Inc.:
5.25% Sr. Unsec. Nts., 2/1/28	705,000	629,213
6.875% Sr. Unsec. Nts., 11/1/35	4,880,000	4,239,500
Lithia Motors, Inc., 5.25% Sr. Unsec. Nts., 8/1/25[1]	1,425,000	1,437,469
Party City Holdings, Inc., 6.625% Sr. Unsec. Nts., 8/1/26[1]	1,395,000	1,391,513
PetSmart, Inc.:
5.875% Sr. Sec. Nts., 6/1/25[1]	1,740,000	1,465,950
7.125% Sr. Unsec. Nts., 3/15/23[1]	690,000	517,500
Sonic Automotive, Inc., 6.125% Sr. Sub. Nts., 3/15/27	1,800,000	1,642,500
Staples, Inc., 8.50% Sr. Unsec. Nts., 9/15/25[1]	4,060,000	4,445,700
		22,220,356

Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc.:
4.625% Sr. Unsec. Nts., 5/15/24[1]	945,000	952,276
4.875% Sr. Unsec. Nts., 5/15/26[1]	980,000	971,768
William Carter Co. (The), 5.625% Sr. Unsec. Nts., 3/15/27[1]	695,000	721,063
		2,645,107

29      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Staples—1.0%
Beverages—0.0%
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts., 9/19/24[1]	$1,100,000	$1,029,690

Food & Staples Retailing—0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC:
5.75% Sr. Unsec. Nts., 3/15/25	685,000	653,319
6.625% Sr. Unsec. Nts., 6/15/24	2,375,000	2,410,625
7.50% Sr. Unsec. Nts., 3/15/26[1]	690,000	713,287
Fresh Market, Inc. (The), 9.75% Sr. Sec. Nts., 5/1/23[1]	1,910,000	1,442,050
Ingles Markets, Inc., 5.75% Sr. Unsec. Nts., 6/15/23	1,709,000	1,749,589
New Albertsons LP, 7.45% Sr. Unsec. Nts., 8/1/29	2,195,000	1,953,550
Par Pharmaceutical, Inc., 7.50% Sr. Sec. Nts., 4/1/27[1]	3,470,000	3,526,387
Rite Aid Corp., 6.125% Sr. Unsec. Nts., 4/1/23[1]	3,280,000	2,730,600
Simmons Foods, Inc.:
5.75% Sec. Nts., 11/1/24[1]	2,805,000	2,475,413
7.75% Sr. Sec. Nts., 1/15/24[1]	700,000	749,000
		18,403,820

Food Products—0.3%
Darling Ingredients, Inc., 5.25% Sr. Unsec. Nts., 4/15/27[1,7]	695,000	705,991
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75% Sr. Unsec. Nts., 6/15/25[1]	2,230,000	2,294,113
6.75% Sr. Unsec. Nts., 2/15/28[1]	2,100,000	2,181,375
Minerva Luxembourg SA, 6.50% Sr. Unsec. Nts., 9/20/26[1]	1,270,000	1,265,111
Pilgrim’s Pride Corp.:
5.75% Sr. Unsec. Nts., 3/15/25[1]	2,130,000	2,161,950
5.875% Sr. Unsec. Nts., 9/30/27[1]	710,000	717,100
Post Holdings, Inc.:
5.00% Sr. Unsec. Nts., 8/15/26[1]	655,000	639,444
5.75% Sr. Unsec. Nts., 3/1/27[1]	2,135,000	2,153,681
		12,118,765

Household Products—0.1%
Kronos Acquisition Holdings, Inc., 9.00% Sr. Unsec. Nts., 8/15/23[1]	1,800,000	1,552,500
Spectrum Brands, Inc., 6.125% Sr. Unsec. Nts., 12/15/24	695,000	705,425
		2,257,925

Personal Products—0.1%
Avon International Operations, Inc., 7.875% Sr. Sec. Nts., 8/15/22[1]	2,225,000	2,316,781

Energy—6.4%
Energy Equipment & Services—1.2%
Basic Energy Services, Inc., 10.75% Sr. Sec. Nts., 10/15/23[1]	690,000	555,450
Bristow Group, Inc., 8.75% Sr. Sec. Nts., 3/1/23[1]	520,000	377,000
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts., 6/15/26[1]	1,740,000	1,357,200
CGG Holding US, Inc., 9.00% Sr. Sec. Nts., 5/1/23[1]	350,000	371,875

30      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50% Sr. Sec. Nts., 4/1/25[1]	$690,000	$662,400
Ensco plc:
5.20% Sr. Unsec. Nts., 3/15/25	1,960,000	1,529,388
7.75% Sr. Unsec. Nts., 2/1/26	355,000	301,306
Eterna Capital Pte Ltd.:
7.50% Sr. Sec. Nts., 12/11/22[4,14]	1,847,029	1,812,801
8.00% Sr. Sec. Nts., 12/11/22[14]	7,497,336	6,810,730
Exterran Energy Solutions LP/EES Finance Corp., 8.125% Sr. Unsec. Nts., 5/1/25	720,000	738,000
KCA Deutag UK Finance plc, 7.25% Sr. Sec. Nts., 5/15/21[1]	200,000	173,000
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.625% Sr. Unsec. Nts., 5/1/24[1]	6,435,000	5,373,225
Nabors Industries, Inc., 5.75% Sr. Unsec. Nts., 2/1/25	1,580,000	1,423,943
Pertamina Persero PT, 5.625% Sr. Unsec. Nts., 5/20/43[1]	9,665,000	10,065,924
Pioneer Energy Services Corp., 6.125% Sr. Unsec. Nts., 3/15/22	2,630,000	1,656,900
Precision Drilling Corp., 7.125% Sr. Unsec. Nts., 1/15/26[1]	985,000	981,614
Rowan Cos., Inc., 7.375% Sr. Unsec. Nts., 6/15/25	1,335,000	1,174,800
SESI LLC, 7.75% Sr. Unsec. Nts., 9/15/24	1,030,000	857,475
Tervita Escrow Corp., 7.625% Sec. Nts., 12/1/21[1]	700,000	698,250
Transocean Pontus Ltd., 6.125% Sr. Sec. Nts., 8/1/25[1]	661,500	673,076
Transocean Poseidon Ltd., 6.875% Sr. Sec. Nts., 2/1/27[1]	345,000	359,663
Transocean, Inc.:
7.50% Sr. Unsec. Nts., 1/15/26[1]	710,000	704,675
9.00% Sr. Unsec. Nts., 7/15/23[1]	1,810,000	1,936,700
Unit Corp., 6.625% Sr. Sub. Nts., 5/15/21	695,000	670,675
USA Compression Partners LP/USA Compression Finance Corp., 6.875% Sr. Unsec. Nts., 9/1/27[1]	1,040,000	1,062,100
Weatherford International Ltd., 9.875% Sr. Unsec. Nts., 2/15/24	2,091,000	1,515,975
		43,844,145

Oil, Gas & Consumable Fuels—5.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875% Sr. Unsec. Nts., 12/15/24	715,000	271,700
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00% Sr. Unsec. Nts., 2/15/25[1]	2,380,000	2,385,950
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00% Sr. Unsec. Nts., 4/1/22[1]	1,785,000	1,964,035
Baytex Energy Corp., 5.625% Sr. Unsec. Nts., 6/1/24[1]	1,270,000	1,185,862
Berry Petroleum Co. LLC, 7.00% Sr. Unsec. Nts., 2/15/26[1]	355,000	353,225
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625% Sr. Unsec. Nts., 7/15/26[1]	1,400,000	1,435,000
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.875% Sr. Unsec. Nts., 2/1/25	700,000	709,625
California Resources Corp.:
5.00% Sr. Unsec. Nts., 1/15/20	695,000	656,775
8.00% Sec. Nts., 12/15/22[1]	2,448,000	1,928,534

31      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50% Sr. Unsec. Nts., 4/15/21	$955,000	$938,287
7.625% Sr. Unsec. Nts., 1/15/22	1,005,000	932,137
Carrizo Oil & Gas, Inc.:
6.25% Sr. Unsec. Nts., 4/15/23	345,000	340,694
8.25% Sr. Unsec. Nts., 7/15/25	700,000	728,000
Centennial Resource Production LLC:
5.375% Sr. Unsec. Nts., 1/15/26[1]	345,000	332,494
6.875% Sr. Unsec. Nts., 4/1/27[1]	695,000	703,548
Cheniere Corpus Christi Holdings LLC:
5.125% Sr. Sec. Nts., 6/30/27	1,430,000	1,503,287
7.00% Sr. Sec. Nts., 6/30/24	1,680,000	1,900,584
Chesapeake Energy Corp.:
6.125% Sr. Unsec. Nts., 2/15/21	1,360,000	1,407,600
7.00% Sr. Unsec. Nts., 10/1/24	1,080,000	1,081,350
7.50% Sr. Unsec. Nts., 10/1/26	1,385,000	1,367,410
8.00% Sr. Unsec. Nts., 1/15/25	180,000	184,500
8.00% Sr. Unsec. Nts., 6/15/27	1,060,000	1,049,400
CITGO Petroleum Corp., 6.25% Sr. Sec. Nts., 8/15/22[1]	195,000	194,512
CNX Resources Corp., 5.875% Sr. Unsec. Nts., 4/15/22	323,000	323,807
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75% Sr. Unsec. Nts., 4/1/25	400,000	412,000
CrownRock LP/CrownRock Finance, Inc., 5.625% Sr. Unsec. Nts., 10/15/25[1]	1,740,000	1,676,925
CVR Refining LLC/Coffeyville Finance, Inc., 6.50% Sr. Unsec. Nts., 11/1/22	2,750,000	2,791,250
DCP Midstream Operating LP, 2.70% Sr. Unsec. Nts., 4/1/19	625,000	625,000
Denbury Resources, Inc.:
9.00% Sec. Nts., 5/15/21[1]	1,355,000	1,324,512
9.25% Sec. Nts., 3/31/22[1]	1,567,000	1,519,990
Ecopetrol SA, 5.375% Sr. Unsec. Nts., 6/26/26	1,790,000	1,933,200
Energy Transfer Operating LP:
5.875% Sr. Unsec. Nts., 1/15/24	1,445,000	1,582,950
6.625% [US0003M+415.5] Jr. Sub. Perpetual Bonds[2,15]	1,752,000	1,668,123
7.50% Sr. Unsec. Nts., 10/15/20	710,000	756,196
Enviva Partners LP/Enviva Partners Finance Corp., 8.50% Sr. Unsec. Nts., 11/1/21	2,030,000	2,123,887
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% Sr. Sec. Nts., 5/15/26[1]	1,050,000	861,000
8.00% Sr. Sec. Nts., 11/29/24[1]	3,465,000	1,931,737
8.00% Sec. Nts., 2/15/25[1]	725,000	253,750
9.375% Sec. Nts., 5/1/24[3]	6,854,000	2,501,710
Extraction Oil & Gas, Inc.:
5.625% Sr. Unsec. Nts., 2/1/26[1]	1,045,000	807,263
7.375% Sr. Unsec. Nts., 5/15/24[1]	710,000	596,400
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50% Sec. Nts., 4/1/23[1]	520,000	423,800
Fortress Transportation & Infrastructure Investors LLC, 6.75% Sr. Unsec. Nts., 3/15/22[1]	690,000	703,800

32      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00% Sr. Unsec. Nts., 5/15/23	$915,000	$924,150
6.25% Sr. Unsec. Nts., 5/15/26	2,515,000	2,389,250
6.50% Sr. Unsec. Nts., 10/1/25	1,735,000	1,695,963
6.75% Sr. Unsec. Nts., 8/1/22	285,000	292,838
Gulfport Energy Corp.:
6.00% Sr. Unsec. Nts., 10/15/24	1,050,000	958,272
6.375% Sr. Unsec. Nts., 5/15/25	700,000	636,125
Halcon Resources Corp., 6.75% Sr. Unsec. Nts., 2/15/25	735,000	444,675
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625% Sr. Unsec. Nts., 2/15/26[1]	700,000	715,750
HighPoint Operating Corp., 8.75% Sr. Unsec. Nts., 6/15/25	479,000	462,235
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75% Sr. Unsec. Nts., 10/1/25[1]	315,000	311,063
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00% Sr. Unsec. Nts., 8/1/24[1]	710,000	736,270
Indigo Natural Resources LLC, 6.875% Sr. Unsec. Nts., 2/15/26[1]	1,005,000	894,450
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75% Sr. Unsec. Nts., 4/1/22	2,067,000	72,345
KazMunayGas National Co. JSC, 6.375% Sr. Unsec. Nts., 10/24/48[1]	4,935,000	5,409,145
KazTransGas JSC, 4.375% Sr. Unsec. Nts., 9/26/27[1]	4,645,000	4,515,595
Kinder Morgan Energy Partners LP, 3.45% Sr. Unsec. Nts., 2/15/23	3,545,000	3,588,937
Laredo Petroleum, Inc.:
5.625% Sr. Unsec. Nts., 1/15/22	685,000	629,344
6.25% Sr. Unsec. Nts., 3/15/23	285,000	255,788
LBC Tank Terminals Holding Netherlands BV, 6.875% Sr. Unsec. Nts., 5/15/23[1]	580,000	552,450
MEG Energy Corp.:
6.50% Sec. Nts., 1/15/25[1]	1,735,000	1,715,481
7.00% Sr. Unsec. Nts., 3/31/24[1]	1,885,000	1,767,188
Moss Creek Resources Holdings, Inc., 7.50% Sr. Unsec. Nts., 1/15/26[1]	1,060,000	983,150
Murphy Oil Corp., 6.875% Sr. Unsec. Nts., 8/15/24	285,000	301,916
Murray Energy Corp., 12.00% Sec. Nts., 4/15/24[1,14]	5,659,736	2,405,388
Newfield Exploration Co., 5.625% Sr. Unsec. Nts., 7/1/24	730,000	798,472
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% Sr. Unsec. Nts., 3/1/25	3,045,000	2,953,650
7.50% Sr. Unsec. Nts., 11/1/23	1,235,000	1,283,906
Northern Oil & Gas, Inc., 9.50% Sec. Nts., 5/15/23[14]	345,862	359,696
Oasis Petroleum, Inc.:
6.25% Sr. Unsec. Nts., 5/1/26[1]	700,000	668,500
6.875% Sr. Unsec. Nts., 1/15/23	1,470,000	1,473,675
Parkland Fuel Corp., 6.00% Sr. Unsec. Nts., 4/1/26[1]	700,000	709,835
Parsley Energy LLC/Parsley Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/27[1]	1,065,000	1,067,663

33      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
PBF Holding Co. LLC/PBF Finance Corp.:
7.00% Sr. Sec. Nts., 11/15/23		$470,000	$485,745
7.25% Sr. Unsec. Nts., 6/15/25		1,055,000	1,088,233
PBF Logistics LP/PBF Logistics Finance Corp., 6.875% Sr. Unsec. Nts., 5/15/23		1,025,000	1,048,063
PDC Energy, Inc., 5.75% Sr. Unsec. Nts., 5/15/26		1,420,000	1,391,600
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[1]		700,000	683,550
Petrobras Global Finance BV:
5.75% Sr. Unsec. Nts., 2/1/29		2,050,000	2,035,650
5.999% Sr. Unsec. Nts., 1/27/28		3,865,000	3,921,043
6.90% Sr. Unsec. Nts., 3/19/49		7,685,000	7,618,909
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts., 4/16/26[4]	EUR	3,560,000	3,903,837
6.375% Sr. Unsec. Nts., 2/4/21		7,085,000	7,364,858
6.375% Sr. Unsec. Nts., 1/23/45		2,825,000	2,505,916
6.50% Sr. Unsec. Nts., 1/23/29		2,560,000	2,541,440
Puma International Financing SA, 5.00% Sr. Unsec. Nts., 1/24/26[1]		2,600,000	2,263,323
QEP Resources, Inc., 5.625% Sr. Unsec. Nts., 3/1/26		1,780,000	1,619,800
Range Resources Corp., 5.00% Sr. Unsec. Nts., 3/15/23		695,000	683,706
Reliance Industries Ltd.:
6.78% Unsec. Nts., 9/16/20	INR	180,000,000	2,598,257
7.00% Unsec. Nts., 8/31/22	INR	540,000,000	7,771,019
Repsol International Finance BV, 4.50% [EUSA10+420] Jr. Sub. Nts., 3/25/75[2,4]	EUR	3,590,000	4,415,273
Resolute Energy Corp., 8.50% Sr. Unsec. Nts., 5/1/20		3,700,000	3,700,000
Saka Energi Indonesia PT, 4.45% Sr. Unsec. Nts., 5/5/24[1]		1,555,000	1,537,304
Sanchez Energy Corp.:
6.125% Sr. Unsec. Nts., 1/15/23		4,270,000	597,800
7.25% Sr. Sec. Nts., 2/15/23[1]		695,000	562,950
7.75% Sr. Unsec. Nts., 6/15/21		1,895,000	272,406
SemGroup Corp./Rose Rock Finance Corp.:
5.625% Sr. Unsec. Nts., 7/15/22		665,000	660,844
5.625% Sr. Unsec. Nts., 11/15/23		1,610,000	1,520,001
SM Energy Co.:
6.625% Sr. Unsec. Nts., 1/15/27		695,000	663,725
6.75% Sr. Unsec. Nts., 9/15/26		1,015,000	978,206
Southern Gas Corridor CJSC, 6.875% Sr. Unsec. Nts., 3/24/26[1]		3,740,000	4,202,821
Southwestern Energy Co.:
6.20% Sr. Unsec. Nts., 1/23/25		350,000	345,625
7.50% Sr. Unsec. Nts., 4/1/26		1,415,000	1,450,375
SRC Energy, Inc., 6.25% Sr. Unsec. Nts., 12/1/25		670,000	601,526
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75% Sr. Unsec. Nts., 4/15/25		2,430,000	2,305,463
Sunoco LP/Sunoco Finance Corp.:
4.875% Sr. Unsec. Nts., 1/15/23		885,000	901,284
5.50% Sr. Unsec. Nts., 2/15/26		470,000	466,475
5.875% Sr. Unsec. Nts., 3/15/28		1,062,000	1,056,690
6.00% Sr. Unsec. Nts., 4/15/27[1]		695,000	698,475

34      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50% Sr. Unsec. Nts., 9/15/24[1]		$1,510,000	$1,555,300
5.50% Sr. Unsec. Nts., 1/15/28[1]		630,000	633,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00% Sr. Unsec. Nts., 1/15/28		980,000	966,525
5.875% Sr. Unsec. Nts., 4/15/26[1]		1,400,000	1,486,800
6.50% Sr. Unsec. Nts., 7/15/27[1]		690,000	746,063
Topaz Marine SA, 9.125% Sr. Unsec. Nts., 7/26/22[1]		1,215,000	1,235,650
Transcanada Trust, 5.875% [US0003M+464] Jr. Sub. Nts., 8/15/76[2]		3,545,000	3,601,809
TransMontaigne Partners LP/TLP Finance Corp., 6.125% Sr. Unsec. Nts., 2/15/26		355,000	335,475
USA Compression Partners LP/USA Compression Finance Corp., 6.875% Sr. Unsec. Nts., 4/1/26		1,050,000	1,078,875
W&T Offshore, Inc., 9.75% Sec. Nts., 11/1/23[1]		175,000	175,219
Whiting Petroleum Corp., 6.625% Sr. Unsec. Nts., 1/15/26		1,405,000	1,383,925
WPX Energy, Inc., 8.25% Sr. Unsec. Nts., 8/1/23		695,000	785,350
			180,792,095

Financials—13.9%
Capital Markets—1.7%
Charles Schwab Corp. (The), 5.00% [US0003M+257.5] Jr. Sub. Perpetual Bonds[2,15]		3,448,000	3,246,206
Credit Suisse Group AG:
7.125% [USSW5+510.8] Jr. Sub. Perpetual Bonds[2,4,15]		3,225,000	3,311,156
7.50% [USSW5+459.8] Jr. Sub. Perpetual Bonds[2,4,15]		8,590,000	9,104,885
Diamond Resorts International, Inc.:
7.75% Sr. Sec. Nts., 9/1/23[1]		660,000	662,475
10.75% Sr. Unsec. Nts., 9/1/24[1]		575,000	544,094
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[2,15]		3,227,000	3,271,371
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50% Sr. Sec. Nts., 5/1/25[3]		690,000	683,100
European Bank for Reconstruction & Development, 28.50%, 7/10/19	TRY	29,400,000	5,196,241
Flex Acquisition Co., Inc., 6.875% Sr. Unsec. Nts., 1/15/25[1]		3,475,000	3,336,000
Goldman Sachs Group, Inc. (The), 5.00% [US0003M+287.4] Jr. Sub. Perpetual Bonds[2,15]		1,764,000	1,632,097
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375% Sr. Unsec. Nts., 12/15/25		1,230,000	1,262,287
Macquarie Bank Ltd. (London), 6.125% [USSW5+370.3] Jr. Sub. Perpetual Bonds[1,2,15]		3,252,000	3,005,612
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25% Sr. Unsec. Nts., 2/15/21		695,000	677,625
MSCI, Inc., 5.375% Sr. Unsec. Nts., 5/15/27[1]		700,000	742,000
NCI Building Systems, Inc., 8.00% Sec. Nts., 4/15/26[1]		1,045,000	942,350
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25% Sec. Nts., 5/15/23[1]		2,031,000	2,137,627

35      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Capital Markets (Continued)
Refinitiv US Holdings, Inc.:
6.25% Sr. Sec. Nts., 5/15/26[1]		$690,000	$701,212
8.25% Sr. Unsec. Nts., 11/15/26[1]		690,000	678,787
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125% Sr. Sec. Nts., 8/15/21[1]		1,090,000	1,095,450
State Street Corp., 5.625% [US0003M+253.9] Jr. Sub. Perpetual Bonds[2,15]		1,479,000	1,490,958
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75% Sr. Unsec. Nts., 6/1/25[1]		1,315,000	1,331,438
TerraForm Power Operating LLC:
4.25% Sr. Unsec. Nts., 1/31/23[1]		965,000	958,235
5.00% Sr. Unsec. Nts., 1/31/28[1]		290,000	280,938
Trident Merger Sub, Inc., 6.625% Sr. Unsec. Nts., 11/1/25[1]		1,385,000	1,301,900
UBS Group Funding Switzerland AG:
6.875% [USISDA05+549.65] Jr. Sub. Perpetual Bonds[2,4,15]		7,625,000	7,827,787
7.00% [USSW5+434.4] Jr. Sub. Perpetual Bonds[1,2,15]		852,000	865,304
7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[2,4,15]		1,941,000	2,020,125
			58,307,260

Commercial Banks—7.1%
Abanca Corp. Bancaria SA, 6.125% [EUSA5+592.7] Sub. Nts., 1/18/29[2,4]	EUR	3,500,000	3,956,179
ABN AMRO Bank NV, 5.75% [EUSA5+545.2] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	4,950,000	5,760,976
Astana Finance JSC, 9.16% Sr. Unsec. Nts., 3/14/12[8,13]		1,186,225	—
Australia & New Zealand Banking Group Ltd. (United Kingdom), 6.75% [USISDA05+516.8] Jr. Sub. Perpetual Bonds[1,2,15]		305,000	323,207
Banca Monte dei Paschi di Siena SpA, 5.375%
[EUSA5+500.5] Sub. Nts., 1/18/28[2,4]	EUR	10,061,000	6,653,866
Banco Bilbao Vizcaya Argentaria SA:
5.875% [EUSA5+566] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	5,310,000	5,799,801
6.75% [EUSA5+660.4] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	11,220,000	12,925,581
8.875% [EUSA5+917.7] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	4,305,000	5,323,251
Banco Comercial Portugues SA, 4.50% [EUSA5+426.7] Sub. Nts., 12/7/27[2,4]	EUR	1,770,000	1,915,151
Banco do Brasil SA (Cayman):
3.875% Sr. Unsec. Nts., 10/10/22		3,650,000	3,618,062
4.75% Sr. Unsec. Nts., 3/20/24[1]		2,562,000	2,572,248
Banco Mercantil del Norte SA (Grand Cayman), 7.625% [H15T10Y+535.3] Jr. Sub. Perpetual Bonds[1,2,15]		969,000	973,845
Banco Santander SA:
5.25% [EUSA5+499.9] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	3,545,000	3,796,066
6.75% [EUSA5+680.3] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	7,220,000	8,608,869
Bank of America Corp., 6.30% [US0003M+455.3] Jr. Sub. Perpetual Bonds[2,15]		3,792,000	4,122,643
Bank of China Ltd., 5.00% Sub. Nts., 11/13/24[1]		2,560,000	2,707,333
Bankinter SA, 8.625% [EUSA5+886.7] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	3,255,000	4,073,784

36      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Commercial Banks (Continued)
Barclays plc:
7.75% [USSW5+484.2] Jr. Sub. Perpetual Bonds[2,15]		$1,430,000	$1,433,268
7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[2,4,15]		3,140,000	3,254,261
8.00% [H15T5Y+567.2] Jr. Sub. Perpetual Bonds[2,15]		3,480,000	3,566,311
BBVA Bancomer SA, 5.35% [H15T5Y+300] Sub. Nts., 11/12/29[1,2]		2,155,000	2,077,635
BNP Paribas SA:
6.625% [USSW5+414.9] Jr. Sub. Perpetual Bonds[1,2,15]		2,835,000	2,843,834
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,15]		3,950,000	4,144,103
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[2,4,15]		6,835,000	7,170,872
CaixaBank SA, 6.75% [EUSA5+649.8] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	10,630,000	12,415,014
CIT Group, Inc.:
4.125% Sr. Unsec. Nts., 3/9/21		1,150,000	1,167,250
5.00% Sr. Unsec. Nts., 8/15/22		350,000	365,313
5.25% Sr. Unsec. Nts., 3/7/25		690,000	735,920
5.80% [US0003M+397.2] Jr. Sub. Perpetual Bonds[2,15]		3,352,000	3,323,424
Citigroup, Inc., 6.125% [US0003M+447.8] Jr. Sub. Perpetual Bonds[2,15]		2,453,000	2,503,017
Citizens Financial Group, Inc., 6.00% [US0003M+300.3] Jr. Sub. Perpetual Bonds[2,15]		1,610,000	1,601,588
Clear Channel Worldwide Holdings, Inc., 9.25% Sr. Sub. Nts., 2/15/24[1]		1,385,000	1,471,563
Cooperatieve Rabobank UA, 6.625% [EUSA5+669.7] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	7,085,000	8,677,188
Credit Agricole SA:
7.875% [USSW5+489.8] Jr. Sub. Perpetual Bonds[2,4,15]		710,000	764,093
8.125% [USSW5+618.5] Jr. Sub. Perpetual Bonds[1,2,15]		2,456,000	2,765,336
Credit Suisse AG, 6.50% Sub. Nts., 8/8/23[4]		7,080,000	7,602,865
Fifth Third Bancorp, 5.10% [US0003M+303.33] Jr. Sub. Perpetual Bonds[2,15]		860,000	824,719
HSBC Holdings plc:
5.25% [EUSA5+438.3] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	12,785,000	15,186,651
6.00% [EUSA5+533.8] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	4,255,000	5,328,758
Huntington Bancshares, Inc., 5.70% [US0003M+288] Jr. Sub. Perpetual Bonds[2,15]		1,715,000	1,673,128
IDBI Bank Ltd. (GIFT-IFC), 5.00% Sr. Unsec. Nts., 9/25/19[4]		1,040,000	1,042,798
ING Groep NV, 6.875% [USSW5+512.4] Jr. Sub. Perpetual Bonds[2,4,15]		4,075,000	4,211,834
Intesa Sanpaolo SpA, 7.70% [USSW5+546.15] Jr. Sub. Perpetual Bonds[1,2,15]		10,564,000	9,992,963
JPMorgan Chase & Co., 6.125% [US0003M+333] Jr. Sub. Perpetual Bonds[2,15]		3,124,000	3,278,279
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts., 7/31/23[1]		2,155,000	2,095,738
Lloyds Bank plc, 7.50% Sr. Unsec. Nts., 4/2/32[4,9]		7,175,000	5,569,716
Lloyds Banking Group plc, 7.50% [USSW5+449.6] Jr. Sub. Perpetual Bonds[2,15]		3,002,000	3,048,966
NatWest Markets plc, 3.625% Sr. Unsec. Nts., 9/29/22[1]		7,085,000	7,094,593

37      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
Nordea Bank Abp, 6.625% [H15T5Y+411] Jr. Sub. Perpetual Bonds[1,2,15]		$2,126,000	$2,123,712
Novo Banco SA, 8.50% [EUSA5+823.3] Sub. Nts., 7/6/28[2,4]	EUR	3,500,000	3,944,970
Royal Bank of Scotland Group plc, 7.50% [USSW5+580] Jr. Sub. Perpetual Bonds[2,15]		4,120,000	4,207,550
Societe Generale SA:
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,15]		11,225,000	11,603,844
8.00% [USISDA05+587.3] Jr. Sub. Perpetual Bonds[1,2,15]		3,535,000	3,759,278
SunTrust Banks, Inc.:
5.05% [US0003M+310.2] Jr. Sub. Perpetual Bonds[2,15]		2,546,000	2,495,780
5.125% [US0003M+278.6] Jr. Sub. Perpetual Bonds[2,15]		1,780,000	1,674,864
Swiss Insured Brazil Power Finance Sarl, 9.85% Sr. Sec. Nts., 7/16/32	BRL	12,250,000	3,285,147
Turkiye Vakiflar Bankasi TAO, 8.125% Sr. Unsec. Nts., 3/28/24[1]		2,550,000	2,409,648
UBS Group Funding Switzerland AG:
5.00% [USSW5+243.2] Jr. Sub. Perpetual Bonds[2,4,15]		1,095,000	956,118
5.75% [EUSA5+528.7] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	5,300,000	6,497,769
UniCredit SpA:
6.625% [EUSA5+638.7] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	1,060,000	1,159,329
6.75% [EUSA5+610] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	1,060,000	1,172,534
Wachovia Capital Trust III, 5.57% [US0003M+93] Jr. Sub. Perpetual Bonds[2,15]		3,394,000	3,355,054
			249,007,457

Consumer Finance—1.1%
Ahern Rentals, Inc., 7.375% Sec. Nts., 5/15/23[1]		1,545,000	1,431,056
Ally Financial, Inc.:
4.625% Sr. Unsec. Nts., 5/19/22		1,200,000	1,227,000
5.75% Sub. Nts., 11/20/25		2,170,000	2,319,426
8.00% Sr. Unsec. Nts., 11/1/31		1,140,000	1,420,725
American Express Co., 4.90% [US0003M+328.5] Jr. Sub. Perpetual Bonds[2,15]		2,499,000	2,475,197
Colfax Corp.:
6.00% Sr. Unsec. Nts., 2/15/24[1]		1,380,000	1,442,100
6.375% Sr. Unsec. Nts., 2/15/26[1]		690,000	735,278
Comstock Resources, Inc., 9.75% Sr. Unsec. Nts., 8/15/26[1]		695,000	642,875
Credit Acceptance Corp., 6.625% Sr. Unsec. Nts., 3/15/26[1]		1,390,000	1,414,325
Discover Financial Services, 5.50% [US0003M+307.6] Jr. Sub. Perpetual Bonds[2,15]		1,673,000	1,591,818
Dresdner Funding Trust I, 8.151% Jr. Sub. Nts., 6/30/31[4]		2,125,000	2,691,638
Enova International, Inc., 8.50% Sr. Unsec. Nts., 9/15/25[1]		1,280,000	1,201,600
Lions Gate Capital Holdings LLC, 6.375% Sr. Unsec. Nts., 2/1/24[1]		690,000	724,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.75% Sr. Unsec. Nts., 2/1/27[1]		690,000	715,012
Minejesa Capital BV, 4.625% Sr. Sec. Nts., 8/10/30[3]		3,070,000	2,986,659
Navient Corp.:
5.875% Sr. Unsec. Nts., 10/25/24		1,973,000	1,918,742

38      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Consumer Finance (Continued)
Navient Corp.: (Continued)
6.50% Sr. Unsec. Nts., 6/15/22		$1,425,000	$1,488,680
6.625% Sr. Unsec. Nts., 7/26/21		1,475,000	1,545,062
6.75% Sr. Unsec. Nts., 6/25/25		1,865,000	1,853,903
6.75% Sr. Unsec. Nts., 6/15/26		1,050,000	1,008,000
Springleaf Finance Corp., 6.125% Sr. Unsec. Nts., 3/15/24		1,385,000	1,419,597
Termocandelaria Power Ltd., 7.875% Sr. Unsec. Nts., 1/30/29[1]		1,270,000	1,344,625
Terraform Global Operating LLC, 6.125% Sr. Unsec. Nts., 3/1/26[1]		2,110,000	2,062,525
TMX Finance LLC/TitleMax Finance Corp., 11.125% Sr. Sec. Nts., 4/1/23[1]		710,000	670,063
Vistra Operations Co. LLC, 5.625% Sr. Unsec. Nts., 2/15/27[1]		1,395,000	1,454,288
			37,784,694

Diversified Financial Services—0.5%
Export-Import Bank of India, 7.35% Sr. Unsec. Nts., 5/18/22	INR	180,000,000	2,585,748
Fidelity & Guaranty Life Holdings, Inc., 5.50% Sr. Unsec. Nts., 5/1/25[1]		985,000	993,619
JP Morgan/Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35[1,8]	MXN	20,232,960	99,027
Park Aerospace Holdings Ltd.:
5.25% Sr. Unsec. Nts., 8/15/22[1]		355,000	364,727
5.50% Sr. Unsec. Nts., 2/15/24[1]		1,380,000	1,435,200
Rural Electrification Corp. Ltd.:
7.24% Sr. Unsec. Nts., 10/21/21	INR	360,000,000	5,161,067
7.60% Sr. Unsec. Nts., 4/17/21	INR	350,000,000	5,067,207
Voya Financial, Inc., 4.70% [US0003M+208.4] Jr. Sub. Nts., 1/23/48[2]		1,760,000	1,519,282
			17,225,877

Insurance—0.9%
AXA SA, 3.875% [EUSA11+325] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	7,175,000	8,614,515
Genworth Holdings, Inc.:
7.625% Sr. Unsec. Nts., 9/24/21		650,000	630,500
7.70% Sr. Unsec. Nts., 6/15/20		1,040,000	1,042,579
Hartford Financial Services Group, Inc. (The), 4.809% [US0003M+212.5] Jr. Sub. Nts., 2/12/47[2,3]		1,790,000	1,546,515
Lincoln National Corp., 5.04% [US0003M+235.75] Jr. Sub. Nts., 5/17/66[2]		1,507,000	1,298,243
MetLife, Inc., 5.875% [US0003M+295.9] Jr. Sub. Perpetual Bonds[2,15]		1,400,000	1,443,435
NN Group NV, 4.375% [EUR003M+390] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	3,535,000	4,202,600
Power Finance Corp. Ltd.:
7.27% Sr. Unsec. Nts., 12/22/21	INR	360,000,000	5,105,327
7.42% Sr. Unsec. Nts., 6/26/20	INR	107,000,000	1,541,486
7.50% Sr. Unsec. Nts., 8/16/21	INR	360,000,000	5,139,516
			30,564,716

39      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Real Estate Investment Trusts (REITs)—0.7%
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45% Sec. Nts., 3/13/34[8,11,13]	MXN	17,961,653	$—
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125% Sr. Unsec. Nts., 7/1/22[1]		695,000	701,081
Equinix, Inc.:
5.375% Sr. Unsec. Nts., 5/15/27		1,865,000	1,958,250
5.875% Sr. Unsec. Nts., 1/15/26		2,155,000	2,275,572
GLP Capital LP/GLP Financing II, Inc., 5.375% Sr. Unsec. Nts., 11/1/23		1,040,000	1,098,698
Iron Mountain US Holdings, Inc., 5.375% Sr. Unsec. Nts., 6/1/26[1]		2,515,000	2,489,850
Iron Mountain, Inc., 4.875% Sr. Unsec. Nts., 9/15/27[1]		1,055,000	1,018,075
iStar, Inc.:
5.25% Sr. Unsec. Nts., 9/15/22		2,135,000	2,108,312
6.00% Sr. Unsec. Nts., 4/1/22		2,840,000	2,857,750
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26		1,250,000	1,310,937
MPT Operating Partnership LP/MPT Finance Corp.:
5.00% Sr. Unsec. Nts., 10/15/27		1,395,000	1,422,900
6.375% Sr. Unsec. Nts., 3/1/24		635,000	665,163
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875% Sr. Unsec. Nts., 3/15/25		1,610,000	1,654,275
SBA Communications Corp., 4.00% Sr. Unsec. Nts., 10/1/22		1,580,000	1,593,588
Starwood Property Trust, Inc.:
4.75% Sr. Unsec. Nts., 3/15/25		2,125,000	2,119,688
5.00% Sr. Unsec. Nts., 12/15/21		2,175,000	2,240,250
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25% Sr. Unsec. Nts., 10/15/23		1,155,000	1,048,162
			26,562,551

Real Estate Management & Development—1.4%
Agile Group Holdings Ltd., 9.00% Sr. Sec. Nts., 5/21/20[4]		6,610,000	6,829,875
China Aoyuan Group Ltd., 7.50% Sr. Sec. Nts., 5/10/21[4]		3,544,000	3,643,310
CIFI Holdings Group Co. Ltd.:
7.625% Sr. Unsec. Nts., 3/2/21[4]		9,746,000	10,081,272
7.75% Sr. Unsec. Nts., 6/5/20[4]		3,915,000	4,017,264
Country Garden Holdings Co. Ltd., 7.50% Sr. Sec. Nts., 3/9/20[4]		3,915,000	3,995,531
Greystar Real Estate Partners LLC, 5.75% Sr. Sec. Nts., 12/1/25[1]		905,000	909,525
Mattamy Group Corp., 6.875% Sr. Unsec. Nts., 12/15/23[1]		1,105,000	1,132,625
New Metro Global Ltd., 6.50% Sr. Unsec. Nts., 4/23/21[4]		1,230,000	1,243,610
Realogy Group LLC/Realogy Co.-Issuer Corp., 9.375% Sr. Unsec. Nts., 4/1/27[1]		695,000	713,244
Times China Holdings Ltd.:
6.25% Sr. Sec. Nts., 1/23/20[4]		1,230,000	1,236,680
7.85% Sr. Sec. Nts., 6/4/21[4]		11,518,000	11,842,278
Yuzhou Properties Co. Ltd., 6.375% Sr. Sec. Nts., 3/6/21[4]		3,544,000	3,556,071
			49,201,285

40      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Thrifts & Mortgage Finance—0.5%
Export-Import Bank of India, 8.00% Sr. Unsec. Nts., 5/27/21	INR	720,000,000	$10,498,343
LIC Housing Finance Ltd., 7.45% Sr. Sec. Nts., 10/17/22	INR	180,000,000	2,563,288
Nationstar Mortgage Holdings, Inc., 8.125% Sr. Unsec. Nts., 7/15/23[1]		1,050,000	1,084,125
Quicken Loans, Inc.:
5.25% Sr. Unsec. Nts., 1/15/28[1]		1,285,000	1,207,900
5.75% Sr. Unsec. Nts., 5/1/25[1]		1,535,000	1,546,513
Radian Group, Inc., 4.50% Sr. Unsec. Nts., 10/1/24		1,310,000	1,296,900
			18,197,069

Health Care—2.4%
Biotechnology—0.0%
WeWork Cos, Inc., 7.875% Sr. Unsec. Nts., 5/1/25[1]		2,090,000	1,933,250

Health Care Equipment & Supplies—0.1%
Hill-Rom Holdings, Inc., 5.75% Sr. Unsec. Nts., 9/1/23[1]		1,065,000	1,102,275
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[1]		1,075,000	1,074,785
			2,177,060

Health Care Providers & Services—1.5%
Acadia Healthcare Co., Inc.:
5.625% Sr. Unsec. Nts., 2/15/23		560,000	566,300
6.50% Sr. Unsec. Nts., 3/1/24		730,000	751,900
Centene Corp.:
4.75% Sr. Unsec. Nts., 5/15/22		1,650,000	1,683,000
5.375% Sr. Unsec. Nts., 6/1/26[1]		1,945,000	2,032,525
6.125% Sr. Unsec. Nts., 2/15/24		1,405,000	1,473,915
CHS/Community Health Systems, Inc.:
6.25% Sr. Sec. Nts., 3/31/23		3,060,000	2,884,050
6.875% Sr. Unsec. Nts., 2/1/22		914,000	612,380
8.00% Sr. Sec. Nts., 3/15/26[1]		1,390,000	1,333,427
DaVita, Inc.:
5.00% Sr. Unsec. Nts., 5/1/25		700,000	673,400
5.125% Sr. Unsec. Nts., 7/15/24		3,215,000	3,182,850
Encompass Health Corp., 5.75% Sr. Unsec. Nts., 11/1/24		1,900,000	1,930,875
Envision Healthcare Corp., 8.75% Sr. Unsec. Nts., 10/15/26[1]		1,530,000	1,367,437
HCA, Inc.:
5.375% Sr. Unsec. Nts., 2/1/25		1,745,000	1,854,062
5.375% Sr. Unsec. Nts., 9/1/26		2,775,000	2,927,625
5.50% Sr. Sec. Nts., 6/15/47		1,000,000	1,068,680
5.625% Sr. Unsec. Nts., 9/1/28		3,125,000	3,312,500
5.875% Sr. Unsec. Nts., 2/15/26		700,000	757,750
7.50% Sr. Unsec. Nts., 2/15/22		2,640,000	2,917,992
OCP SA, 4.50% Sr. Unsec. Nts., 10/22/25[1]		2,345,000	2,327,267
Omnicare, Inc., 4.75% Sr. Unsec. Nts., 12/1/22		5,295,000	5,574,119
RegionalCare Hospital Partners Holdings, Inc./LifePoint
Health, Inc., 9.75% Sr. Unsec. Nts., 12/1/26[1]		1,990,000	2,069,600
Select Medical Corp., 6.375% Sr. Unsec. Nts., 6/1/21		2,040,000	2,050,200

41      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Tenet Healthcare Corp.:
4.375% Sr. Sec. Nts., 10/1/21	$1,430,000	$1,462,032
6.25% Sec. Nts., 2/1/27[1]	690,000	716,738
6.75% Sr. Unsec. Nts., 6/15/23	2,870,000	2,966,863
8.125% Sr. Unsec. Nts., 4/1/22	1,740,000	1,878,504
TPC Group, Inc., 8.75% Sr. Sec. Nts., 12/15/20[1]	1,055,000	1,044,450
		51,420,441

Health Care Technology—0.1%
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts., 3/1/28[1]	2,125,000	2,094,194

Life Sciences Tools & Services—0.0%
West Street Merger Sub, Inc., 6.375% Sr. Unsec. Nts., 9/1/25[1]	1,100,000	1,075,250

Pharmaceuticals—0.7%
Bausch Health Americas, Inc., 8.50% Sr. Unsec. Nts., 1/31/27[1]	1,765,000	1,875,313
Bausch Health Cos., Inc.:
5.50% Sr. Unsec. Nts., 3/1/23[1]	428,000	431,672
5.50% Sr. Sec. Nts., 11/1/25[1]	1,675,000	1,716,875
5.75% Sr. Sec. Nts., 8/15/27[1]	695,000	714,112
5.875% Sr. Unsec. Nts., 5/15/23[1]	1,314,000	1,332,067
6.125% Sr. Unsec. Nts., 4/15/25[1]	2,225,000	2,208,313
7.00% Sr. Sec. Nts., 3/15/24[1]	1,535,000	1,627,868
9.00% Sr. Unsec. Nts., 12/15/25[1]	2,490,000	2,714,225
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.875% Sr. Sec. Nts., 10/15/24[1]	710,000	700,237
6.00% Sr. Unsec. Nts., 7/15/23[1]	3,285,000	2,545,875
6.00% Sr. Unsec. Nts., 2/1/25[1]	1,305,000	952,650
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% Sr. Unsec. Nts., 4/15/20[1]	1,345,000	1,345,000
5.50% Sr. Unsec. Nts., 4/15/25[1]	1,375,000	1,079,375
5.625% Sr. Unsec. Nts., 10/15/23[1]	690,000	576,150
5.75% Sr. Unsec. Nts., 8/1/22[1]	1,170,000	1,105,650
Prestige Brands, Inc., 6.375% Sr. Unsec. Nts., 3/1/24[1]	845,000	864,012
Teva Pharmaceutical Finance Co. BV, 3.65% Sr. Unsec. Nts., 11/10/21	915,000	897,303
Teva Pharmaceutical Finance Netherlands III BV:
1.70% Sr. Unsec. Nts., 7/19/19	245,000	244,480
3.15% Sr. Unsec. Nts., 10/1/26	700,000	572,992
6.00% Sr. Unsec. Nts., 4/15/24	2,055,000	2,064,051
		25,568,220

Industrials—3.4%
Aerospace & Defense—0.4%
Arconic, Inc., 5.125% Sr. Unsec. Nts., 10/1/24	1,420,000	1,457,722
Bombardier, Inc.:
6.00% Sr. Unsec. Nts., 10/15/22[1]	985,000	998,544
7.50% Sr. Unsec. Nts., 12/1/24[1]	2,095,000	2,181,419

42      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Aerospace & Defense (Continued)
Bombardier, Inc.: (Continued) 7.50% Sr. Unsec. Nts., 3/15/25[1]	$1,435,000	$1,483,431
7.875% Sr. Unsec. Nts., 4/15/27[1]	1,390,000	1,435,175
DAE Funding LLC, 4.50% Sr. Unsec. Nts., 8/1/22[1]	1,360,000	1,375,300
Kratos Defense & Security Solutions, Inc., 6.50% Sr. Sec. Nts., 11/30/25[1]	1,065,000	1,124,906
TransDigm, Inc.:
6.25% Sr. Sec. Nts., 3/15/26[1]	690,000	717,600
6.375% Sr. Sub. Nts., 6/15/26	1,590,000	1,579,824
6.50% Sr. Sub. Nts., 7/15/24	1,420,000	1,464,375
Triumph Group, Inc., 5.25% Sr. Unsec. Nts., 6/1/22	590,000	569,350
		14,387,646

Air Freight & Couriers—0.1%
XPO Logistics, Inc.:
6.125% Sr. Unsec. Nts., 9/1/23[1]	700,000	707,000
6.75% Sr. Unsec. Nts., 8/15/24[1]	1,390,000	1,421,275
		2,128,275

Airlines—0.2%
American Airlines Group, Inc., 4.625% Sr. Unsec. Nts., 3/1/20[1]	1,635,000	1,650,369
GOL Equity Finance SA, 3.75% Cv. Sr. Unsec. Nts., 7/15/24[1]	765,000	722,024
Gol Finance, Inc., 7.00% Sr. Unsec. Nts., 1/31/25[1]	1,240,000	1,154,750
United Continental Holdings, Inc., 4.25% Sr. Unsec. Nts., 10/1/22	2,135,000	2,143,668
		5,670,811

Building Products—0.1%
JELD-WEN, Inc.:
4.625% Sr. Unsec. Nts., 12/15/25[1]	325,000	309,563
4.875% Sr. Unsec. Nts., 12/15/27[1]	315,000	297,675
Standard Industries, Inc., 5.375% Sr. Unsec. Nts., 11/15/24[1]	2,230,000	2,294,112
		2,901,350

Commercial Services & Supplies—0.6%
ACCO Brands Corp., 5.25% Sr. Unsec. Nts., 12/15/24[1]	2,035,000	1,999,387
Affinion Group, Inc., 12.50% Sr. Unsec. Nts., 11/10/22[3,14]	2,530,536	1,695,459
ARD Finance SA, 7.125% Sr. Sec. Nts., 9/15/23[14]	1,395,000	1,396,744
Brink’s Co. (The), 4.625% Sr. Unsec. Nts., 10/15/27[1]	2,080,000	2,017,600
Clean Harbors, Inc., 5.125% Sr. Unsec. Nts., 6/1/21	2,095,000	2,102,856
Covanta Holding Corp.:
5.875% Sr. Unsec. Nts., 3/1/24	1,150,000	1,181,625
5.875% Sr. Unsec. Nts., 7/1/25	665,000	679,131
6.00% Sr. Unsec. Nts., 1/1/27	1,380,000	1,383,450
GFL Environmental, Inc., 5.625% Sr. Unsec. Nts., 5/1/22[1]	1,590,000	1,546,275
Hulk Finance Corp., 7.00% Sr. Unsec. Nts., 6/1/26[1]	1,580,000	1,501,000
RR Donnelley & Sons Co., 7.875% Sr. Unsec. Nts., 3/15/21	939,000	968,344
TMS International Corp., 7.25% Sr. Unsec. Nts., 8/15/25[1]	710,000	689,424
Waste Pro USA, Inc., 5.50% Sr. Unsec. Nts., 2/15/26[1]	325,000	314,438

43      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
West Corp.:
5.375% Sr. Unsec. Nts., 7/15/22[1]	$1,815,000	$1,837,688
8.50% Sr. Unsec. Nts., 10/15/25[1]	1,780,000	1,539,700
		20,853,121

Construction & Engineering—0.1%
AECOM, 5.125% Sr. Unsec. Nts., 3/15/27	1,420,000	1,379,175
Fideicomiso PA Pacifico Tres, 8.25% Sr. Sec. Nts., 1/15/35[1]	1,255,000	1,358,538
New Enterprise Stone & Lime Co., Inc., 6.25% Sr. Sec. Nts., 3/15/26[1]	700,000	682,577
Tutor Perini Corp., 6.875% Sr. Unsec. Nts., 5/1/25[1]	1,290,000	1,288,555
		4,708,845

Electrical Equipment—0.1%
Sensata Technologies BV, 5.625% Sr. Unsec. Nts., 11/1/24[1]	2,165,000	2,316,550
Vertiv Group Corp., 9.25% Sr. Unsec. Nts., 10/15/24[1]	1,595,000	1,595,000
Vertiv Intermediate Holding Corp., 12.00% Sr. Unsec. Nts., 2/15/22[1,14]	1,385,000	1,341,719
		5,253,269

Industrial Conglomerates—0.4%
General Electric Co., 5.00% [US0003M+333] Jr. Sub. Perpetual Bonds[2,15]	6,627,000	6,186,470
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875% Sr. Unsec. Nts., 2/1/22	900,000	914,517
KOC Holding AS, 6.50% Sr. Unsec. Nts., 3/11/25[1]	3,750,000	3,638,254
Tupras Turkiye Petrol Rafinerileri AS, 4.50% Sr. Unsec. Nts., 10/18/24[1]	1,175,000	1,037,966
Turkiye Sise ve Cam Fabrikalari AS, 6.95% Sr. Unsec. Nts., 3/14/26[1]	1,635,000	1,583,873
Wind Tre SpA, 5.00% Sr. Sec. Nts., 1/20/26	1,635,000	1,496,025
		14,857,105

Machinery—0.4%
Allison Transmission, Inc.:
5.00% Sr. Unsec. Nts., 10/1/24[1]	1,455,000	1,456,819
5.875% Sr. Unsec. Nts., 6/1/29[1]	695,000	704,602
Amsted Industries, Inc., 5.00% Sr. Unsec. Nts., 3/15/22[1]	2,235,000	2,251,762
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75% Sr. Unsec. Nts., 2/1/24	1,385,000	1,449,056
Manitowoc Co., Inc. (The), 9.00% Sec. Nts., 4/1/26[1]	1,390,000	1,410,850
Meritor, Inc., 6.25% Sr. Unsec. Nts., 2/15/24	385,000	397,512
Navistar International Corp., 6.625% Sr. Unsec. Nts., 11/1/25[1]	2,090,000	2,134,413
Terex Corp., 5.625% Sr. Unsec. Nts., 2/1/25[1]	1,430,000	1,424,638
Titan International, Inc., 6.50% Sr. Sec. Nts., 11/30/23[3]	1,955,000	1,810,819
Wabash National Corp., 5.50% Sr. Unsec. Nts., 10/1/25[1]	710,000	665,625
		13,706,096

44      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Professional Services—0.1%
Brand Industrial Services, Inc., 8.50% Sr. Unsec. Nts., 7/15/25[1]		$1,970,000	$1,777,925
Nielsen Finance LLC/Nielsen Finance Co., 5.00% Sr. Unsec. Nts., 4/15/22[1]		700,000	696,500
			2,474,425

Road & Rail—0.2%
Algeco Global Finance plc, 8.00% Sr. Sec. Nts., 2/15/23[1]		705,000	710,287
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25% Sr. Unsec. Nts., 3/15/25[1]		1,335,000	1,279,931
DAE Funding LLC, 4.00% Sr. Unsec. Nts., 8/1/20[1]		710,000	713,550
Hertz Corp. (The):
5.50% Sr. Unsec. Nts., 10/15/24[1]		1,030,000	869,063
5.875% Sr. Unsec. Nts., 10/15/20		1,585,000	1,586,585
7.375% Sr. Unsec. Nts., 1/15/21		710,000	710,000
7.625% Sec. Nts., 6/1/22[1]		1,285,000	1,318,410
			7,187,826

Trading Companies & Distributors—0.5%
American Builders & Contractors Supply Co., Inc., 5.75% Sr. Unsec. Nts., 12/15/23[1]		680,000	699,550
Fly Leasing Ltd., 5.25% Sr. Unsec. Nts., 10/15/24		1,425,000	1,375,125
H&E Equipment Services, Inc., 5.625% Sr. Unsec. Nts., 9/1/25		1,950,000	1,952,437
Herc Rentals, Inc., 7.50% Sec. Nts., 6/1/22[1]		1,236,000	1,291,620
ILFC E-Capital Trust I, 4.57% [30YR CMT+155] Jr. Sub. Nts., 12/21/65[1,2]		3,473,000	2,748,793
National Bank for Agriculture & Rural Development, 8.39% Sr. Unsec. Nts., 7/19/21	INR	145,000,000	2,126,176
Standard Industries, Inc., 6.00% Sr. Unsec. Nts., 10/15/25[1]		1,755,000	1,846,418
United Rentals North America, Inc.:
4.875% Sr. Unsec. Nts., 1/15/28		1,753,000	1,709,526
5.875% Sr. Unsec. Nts., 9/15/26		2,700,000	2,801,250
6.50% Sr. Unsec. Nts., 12/15/26		1,380,000	1,455,900
			18,006,795

Transportation Infrastructure—0.2%
DP World plc, 5.625% Sr. Unsec. Nts., 9/25/48[1]		2,450,000	2,556,021
GMR Hyderabad International Airport Ltd., 4.25% Sr. Sec. Nts., 10/27/27[1]		2,430,000	2,213,667
Jasa Marga Persero Tbk PT, 7.50% Sr. Unsec. Nts., 12/11/20[1]	IDR	24,180,000,000	1,654,532
			6,424,220

Information Technology—1.7%
Communications Equipment—0.3%
Chaparral Energy, Inc., 8.75% Sr. Unsec. Nts., 7/15/23[1]		1,040,000	717,600
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts., 6/15/25[1]		1,545,000	1,507,843
HTA Group Ltd., 9.125% Sr. Unsec. Nts., 3/8/22[3]		1,175,000	1,229,529
Infor US, Inc., 6.50% Sr. Unsec. Nts., 5/15/22		2,415,000	2,457,263
Plantronics, Inc., 5.50% Sr. Unsec. Nts., 5/31/23[1]		1,100,000	1,105,500

45      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Communications Equipment (Continued)
Riverbed Technology, Inc., 8.875% Sr. Unsec. Nts., 3/1/23[1]	$875,000	$669,375
ViaSat, Inc.:
5.625% Sr. Unsec. Nts., 9/15/25[1]	710,000	683,375
5.625% Sr. Sec. Nts., 4/15/27[1]	1,040,000	1,063,238
		9,433,723

Electronic Equipment, Instruments, & Components—0.1%
APX Group, Inc., 7.875% Sr. Sec. Nts., 12/1/22	700,000	705,180
CDW LLC/CDW Finance Corp., 5.00% Sr. Unsec. Nts., 9/1/23	1,120,000	1,149,400
TTM Technologies, Inc., 5.625% Sr. Unsec. Nts., 10/1/25[1]	2,135,000	2,057,606
		3,912,186

Internet Software & Services—0.1%
Rackspace Hosting, Inc., 8.625% Sr. Unsec. Nts., 11/15/24[1]	2,990,000	2,671,206

IT Services—0.5%
Alliance Data Systems Corp., 5.375% Sr. Unsec. Nts., 8/1/22[1]	700,000	711,725
Booz Allen Hamilton, Inc., 5.125% Sr. Unsec. Nts., 5/1/25[1]	645,000	646,613
Everi Payments, Inc., 7.50% Sr. Unsec. Nts., 12/15/25[1]	2,460,000	2,558,400
Exela Intermediate LLC/Exela Finance, Inc., 10.00% Sr. Sec. Nts., 7/15/23[1]	1,860,000	1,900,920
First Data Corp.:
5.00% Sr. Sec. Nts., 1/15/24[1]	1,215,000	1,244,919
5.75% Sec. Nts., 1/15/24[1]	2,245,000	2,316,840
Gartner, Inc., 5.125% Sr. Unsec. Nts., 4/1/25[1]	2,160,000	2,188,512
GTT Communications, Inc., 7.875% Sr. Unsec. Nts., 12/31/24[1]	350,000	308,000
Harland Clarke Holdings Corp., 6.875% Sr. Sec. Nts., 3/1/20[1]	1,970,000	1,950,300
Sabre GLBL, Inc., 5.25% Sr. Sec. Nts., 11/15/23[1]	1,950,000	1,998,750
VeriSign, Inc., 4.75% Sr. Unsec. Nts., 7/15/27	1,115,000	1,119,315
		16,944,294

Semiconductors & Semiconductor Equipment—0.0%
Qorvo, Inc., 5.50% Sr. Unsec. Nts., 7/15/26[1]	1,400,000	1,449,140
Versum Materials, Inc., 5.50% Sr. Unsec. Nts., 9/30/24[1]	725,000	763,969
		2,213,109

Software—0.5%
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	7,084,000	7,271,576
7.125% Sr. Unsec. Nts., 6/15/24[1]	1,720,000	1,823,896
Informatica LLC, 7.125% Sr. Unsec. Nts., 7/15/23[1]	1,300,000	1,330,875
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc., 6.00% Sr. Unsec. Nts., 7/15/25[1]	2,140,000	2,230,950
Symantec Corp., 5.00% Sr. Unsec. Nts., 4/15/25[1]	1,385,000	1,388,832
TIBCO Software, Inc., 11.375% Sr. Unsec. Nts., 12/1/21[1]	1,625,000	1,730,828
Uber Technologies, Inc.:
7.50% Sr. Unsec. Nts., 11/1/23[1]	690,000	721,050
8.00% Sr. Unsec. Nts., 11/1/26[1]	690,000	736,575

46      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Software (Continued)
Veritas US, Inc./Veritas Bermuda Ltd., 7.50% Sr. Sec. Nts., 2/1/23[1]	$2,550,000	$2,448,000
		19,682,582

Technology Hardware, Storage & Peripherals—0.2%
Banff Merger Sub, Inc., 9.75% Sr. Unsec. Nts., 9/1/26[1]	2,080,000	2,022,800
Harland Clarke Holdings Corp., 8.375% Sr. Sec. Nts., 8/15/22[1]	2,505,000	2,271,283
NCR Corp., 6.375% Sr. Unsec. Nts., 12/15/23	1,235,000	1,272,890
Western Digital Corp., 4.75% Sr. Unsec. Nts., 2/15/26	1,400,000	1,338,750
		6,905,723

Materials—3.5%
Chemicals—1.2%
Ashland LLC:
4.75% Sr. Unsec. Nts., 8/15/22	690,000	712,425
6.875% Sr. Unsec. Nts., 5/15/43	685,000	712,400
Avantor, Inc.:
6.00% Sr. Sec. Nts., 10/1/24[1]	1,050,000	1,092,000
9.00% Sr. Unsec. Nts., 10/1/25[1]	1,730,000	1,879,212
Blue Cube Spinco LLC, 9.75% Sr. Unsec. Nts., 10/15/23	690,000	769,350
Celanese US Holdings LLC, 5.875% Sr. Unsec. Nts., 6/15/21	3,441,000	3,622,554
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	6,265,000	6,269,623
5.15% Sr. Unsec. Nts., 3/15/34	640,000	611,200
Chemours Co. (The), 6.625% Sr. Unsec. Nts., 5/15/23	411,000	426,449
Consolidated Energy Finance SA, 6.50% Sr. Unsec. Nts., 5/15/26[1]	700,000	700,000
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25% Sec. Nts., 6/15/23[1]	500,000	525,625
Element Solutions, Inc., 5.875% Sr. Unsec. Nts., 12/1/25[1]	755,000	760,549
Hexion, Inc.:
6.625% Sr. Sec. Nts., 4/15/20	2,495,000	2,089,562
10.375% Sr. Sec. Nts., 2/1/22[1]	635,000	534,987
Koppers, Inc., 6.00% Sr. Unsec. Nts., 2/15/25[1]	1,445,000	1,419,712
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00% Sr. Unsec. Nts., 4/15/25[1]	720,000	730,800
LSB Industries, Inc., 9.625% Sr. Sec. Nts., 5/1/23[1]	350,000	364,070
Mexichem SAB de CV, 4.875% Sr. Unsec. Nts., 9/19/22[1]	3,545,000	3,691,231
NOVA Chemicals Corp.:
4.875% Sr. Unsec. Nts., 6/1/24[1]	715,000	705,169
5.25% Sr. Unsec. Nts., 8/1/23[1]	635,000	640,556
Olin Corp.:
5.00% Sr. Unsec. Nts., 2/1/30	630,000	619,763
5.125% Sr. Unsec. Nts., 9/15/27	675,000	685,969
Petkim Petrokimya Holding AS, 5.875% Sr. Unsec. Nts., 1/26/23[1]	2,015,000	1,842,730
PQ Corp.:
5.75% Sr. Unsec. Nts., 12/15/25[1]	710,000	694,913
6.75% Sr. Sec. Nts., 11/15/22[1]	690,000	718,463

47      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Chemicals (Continued)
Rain CII Carbon LLC/CII Carbon Corp., 7.25% Sec. Nts., 4/1/25[1]		$1,885,000	$1,677,650
Starfruit Finco BV/Starfruit US Holdco LLC:
6.50% Sr. Unsec. Nts., 10/1/26[1]	EUR	3,545,000	3,997,644
8.00% Sr. Unsec. Nts., 10/1/26[1]		1,035,000	1,047,938
Tronox Finance plc, 5.75% Sr. Unsec. Nts., 10/1/25[1]		1,420,000	1,322,375
Venator Finance Sarl/Venator Materials LLC, 5.75% Sr. Unsec. Nts., 7/15/25[1]		1,925,000	1,698,813
			42,563,732

Construction Materials—0.2%
CIMPOR Financial Operations BV, 5.75% Sr. Unsec. Nts., 7/17/24[1]		5,150,000	4,564,239
James Hardie International Finance DAC, 4.75% Sr. Unsec. Nts., 1/15/25[1]		360,000	356,400
Summit Materials LLC/Summit Materials Finance Corp., 5.125% Sr. Unsec. Nts., 6/1/25[1]		715,000	691,762
US Concrete, Inc., 6.375% Sr. Unsec. Nts., 6/1/24		1,460,000	1,489,200
			7,101,601

Containers & Packaging—0.8%
ARD Securities Finance Sarl, 8.75% Sr. Sec. Nts., 1/31/23[1,14]		2,308,402	2,198,753
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20		3,540,000	3,601,950
BWAY Holding Co.:
5.50% Sr. Sec. Nts., 4/15/24[1]		700,000	697,585
7.25% Sr. Unsec. Nts., 4/15/25[1]		1,395,000	1,350,527
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23		1,325,000	1,341,562
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75% Sr. Unsec. Nts., 2/1/26		705,000	710,146
Flex Acquisition Co., Inc., 7.875% Sr. Unsec. Nts., 7/15/26[1]		1,400,000	1,354,500
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts., 4/15/21		3,540,000	3,597,525
Greif, Inc., 6.50% Sr. Unsec. Nts., 3/1/27[1]		690,000	707,250
Intertape Polymer Group, Inc., 7.00% Sr. Unsec. Nts., 10/15/26[1]		1,380,000	1,417,950
OI European Group BV, 4.00% Sr. Unsec. Nts., 3/15/23[1]		1,420,000	1,396,925
Owens-Brockway Glass Container, Inc., 5.00% Sr. Unsec. Nts., 1/15/22[1]		1,360,000	1,399,100
Plastipak Holdings, Inc., 6.25% Sr. Unsec. Nts., 10/15/25[1]		2,135,000	2,006,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts., 7/15/23[1]		1,885,000	1,917,988
7.00% Sr. Unsec. Nts., 7/15/24[1]		2,050,000	2,115,600
Sealed Air Corp.:
4.875% Sr. Unsec. Nts., 12/1/22[1]		1,440,000	1,491,466
6.875% Sr. Unsec. Nts., 7/15/33[1]		705,000	764,925
			28,070,652

48      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Metals & Mining—1.2%
AK Steel Corp.:
6.375% Sr. Unsec. Nts., 10/15/25	$1,910,000	$1,594,850
7.00% Sr. Unsec. Nts., 3/15/27	965,000	813,302
Alcoa Nederland Holding BV:
6.125% Sr. Unsec. Nts., 5/15/28[1]	1,120,000	1,156,400
6.75% Sr. Unsec. Nts., 9/30/24[1]	710,000	754,375
7.00% Sr. Unsec. Nts., 9/30/26[1]	690,000	747,353
Aleris International, Inc., 10.75% Sec. Nts., 7/15/23[1]	700,000	736,750
Allegheny Technologies, Inc., 7.875% Sr. Unsec. Nts., 8/15/23	1,425,000	1,549,687
ArcelorMittal:
6.75% Sr. Unsec. Nts., 3/1/41	680,000	760,373
7.00% Sr. Unsec. Nts., 10/15/39	345,000	393,963
Coeur Mining, Inc., 5.875% Sr. Unsec. Nts., 6/1/24	2,145,000	2,072,606
Constellium NV, 6.625% Sr. Unsec. Nts., 3/1/25[1]	1,445,000	1,477,512
Eldorado Gold Corp., 6.125% Sr. Unsec. Nts., 12/15/20[1]	1,370,000	1,344,244
Ferroglobe plc/Globe Specialty Metals, Inc., 9.375% Sr. Unsec. Nts., 3/1/22[1]	1,685,000	1,457,525
First Quantum Minerals Ltd.:
6.875% Sr. Unsec. Nts., 3/1/26[1]	1,220,000	1,136,125
7.00% Sr. Unsec. Nts., 2/15/21[1]	182,000	185,412
7.25% Sr. Unsec. Nts., 4/1/23[1]	2,160,000	2,116,800
Freeport-McMoRan, Inc.:
4.00% Sr. Unsec. Nts., 11/14/21	7,080,000	7,141,950
4.55% Sr. Unsec. Nts., 11/14/24	1,345,000	1,321,462
5.40% Sr. Unsec. Nts., 11/14/34	765,000	699,975
5.45% Sr. Unsec. Nts., 3/15/43	620,000	545,606
Hudbay Minerals, Inc., 7.625% Sr. Unsec. Nts., 1/15/25[1]	2,080,000	2,142,400
JSW Steel Ltd., 4.75% Sr. Unsec. Nts., 11/12/19[4]	2,370,000	2,375,546
Kinross Gold Corp., 4.50% Sr. Unsec. Nts., 7/15/27	1,010,000	962,025
Metinvest BV, 7.75% Sr. Unsec. Nts., 4/23/23[1]	1,150,000	1,128,282
Mountain Province Diamonds, Inc., 8.00% Sec. Nts., 12/15/22[1]	490,000	490,613
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125% Sec. Nts., 11/1/22[1]	1,035,000	913,388
Southern Copper Corp., 7.50% Sr. Unsec. Nts., 7/27/35	1,270,000	1,602,994
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50% Sr. Unsec. Nts., 6/15/25[1]	890,000	903,350
Teck Resources Ltd., 5.20% Sr. Unsec. Nts., 3/1/42	1,655,000	1,602,846
United States Steel Corp.:
6.25% Sr. Unsec. Nts., 3/15/26	345,000	323,900
6.875% Sr. Unsec. Nts., 8/15/25	1,810,000	1,778,325
Zekelman Industries, Inc., 9.875% Sr. Sec. Nts., 6/15/23[1]	700,000	745,938
		42,975,877

Paper & Forest Products—0.1%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	440,000	440,000
Mercer International, Inc.:
5.50% Sr. Unsec. Nts., 1/15/26	655,000	645,175

49      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Paper & Forest Products (Continued)
Mercer International, Inc.: (Continued)
6.50% Sr. Unsec. Nts., 2/1/24	$315,000	$323,663
		1,408,838

Telecommunication Services—2.5%
Diversified Telecommunication Services—1.3%
Axtel SAB de CV, 6.375% Sr. Unsec. Nts., 11/14/24[1]	2,440,000	2,448,418
CenturyLink, Inc.:
5.625% Sr. Unsec. Nts., 4/1/25	2,150,000	2,085,500
Series Q, 6.15% Sr. Unsec. Nts., 9/15/19	635,000	642,144
Series S, 6.45% Sr. Unsec. Nts., 6/15/21	1,235,000	1,289,031
Series Y, 7.50% Sr. Unsec. Nts., 4/1/24	1,815,000	1,923,900
Cincinnati Bell, Inc., 8.00% Sr. Unsec. Nts., 10/15/25[1]	710,000	651,425
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75% Sr. Sec. Nts., 5/25/24[1]	695,000	688,050
Eldorado Resorts, Inc., 6.00% Sr. Unsec. Nts., 9/15/26	1,040,000	1,060,800
Frontier Communications Corp.:
8.00% Sr. Sec. Nts., 4/1/27[1]	2,085,000	2,157,975
8.50% Sec. Nts., 4/1/26[1]	1,950,000	1,815,937
8.75% Sr. Unsec. Nts., 4/15/22	1,565,000	1,118,975
10.50% Sr. Unsec. Nts., 9/15/22	1,775,000	1,362,312
GCI LLC, 6.75% Sr. Unsec. Nts., 6/1/21	350,000	352,187
Intelsat Connect Finance SA, 9.50% Sr. Unsec. Nts., 2/15/23[1]	1,045,000	930,364
Intelsat Jackson Holdings SA:
5.50% Sr. Unsec. Nts., 8/1/23	475,000	423,938
8.00% Sr. Sec. Nts., 2/15/24[1]	1,335,000	1,395,075
8.50% Sr. Unsec. Nts., 10/15/24[1]	1,390,000	1,358,725
9.75% Sr. Unsec. Nts., 7/15/25[1]	2,140,000	2,183,442
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts., 6/1/21	1,385,000	1,249,097
Level 3 Financing, Inc., 5.25% Sr. Unsec. Nts., 3/15/26	2,850,000	2,850,000
Oi SA, 10.00% Sr. Unsec. Nts., 7/27/25[14]	6,060,000	6,414,510
Qwest Capital Funding, Inc., 7.75% Sr. Unsec. Nts., 2/15/31	720,000	653,400
Qwest Corp., 6.875% Sr. Unsec. Nts., 9/15/33	2,155,000	2,149,010
Telecom Italia SpA, 5.303% Sr. Unsec. Nts., 5/30/24[1]	1,045,000	1,054,144
T-Mobile USA, Inc.:
4.00% Sr. Unsec. Nts., 4/15/22	1,865,000	1,890,644
5.125% Sr. Unsec. Nts., 4/15/25	830,000	852,825
6.00% Sr. Unsec. Nts., 4/15/24	1,450,000	1,515,250
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	1,299,000	1,238,921
Zayo Group LLC/Zayo Capital, Inc.:
5.75% Sr. Unsec. Nts., 1/15/27[1]	715,000	715,215
6.00% Sr. Unsec. Nts., 4/1/23	1,910,000	1,943,425
		46,414,639

Wireless Telecommunication Services—1.2%
Bharti Airtel Ltd., 4.375% Sr. Unsec. Nts., 6/10/25[1]	1,280,000	1,262,509
C&W Senior Financing DAC, 6.875% Sr. Unsec. Nts., 9/15/27[1]	1,430,000	1,440,725

50      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Wireless Telecommunication Services (Continued)
Fortress Transportation & Infrastructure Investors LLC, 6.50% Sr. Unsec. Nts., 10/1/25[1]		$2,080,000	$2,059,200
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50% Sr. Sec. Nts., 7/1/22[1]		350,000	378,875
GTH Finance BV, 7.25% Sr. Unsec. Nts., 4/26/23[1]		2,260,000	2,414,900
Springleaf Finance Corp.:
6.125% Sr. Unsec. Nts., 5/15/22		1,875,000	1,950,000
6.875% Sr. Unsec. Nts., 3/15/25		1,390,000	1,438,650
7.125% Sr. Unsec. Nts., 3/15/26		2,080,000	2,121,590
8.25% Sr. Unsec. Nts., 12/15/20		1,465,000	1,576,706
Sprint Capital Corp., 6.875% Sr. Unsec. Nts., 11/15/28		2,650,479	2,554,399
Sprint Communications, Inc.:
6.00% Sr. Unsec. Nts., 11/15/22		3,581,000	3,617,884
7.00% Sr. Unsec. Nts., 3/1/20[1]		2,100,000	2,160,375
Sprint Corp.:
7.125% Sr. Unsec. Nts., 6/15/24		5,470,000	5,565,725
7.625% Sr. Unsec. Nts., 3/1/26		2,100,000	2,136,750
7.875% Sr. Unsec. Nts., 9/15/23		5,445,000	5,730,862
Telefonica Europe BV, 5.875% [EUSA10+430.1] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	3,590,000	4,486,472
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875% Sr. Sec. Nts., 5/1/22[1]		1,760,000	1,711,600
Vodafone Group plc, 7.00% [USSW5+487.3] Sub. Nts., 4/4/79[2,7]		540,000	549,425
			43,156,647

Utilities—0.9%
Electric Utilities—0.2%
Eskom Holdings SOC Ltd., 6.75% Sr. Unsec. Nts., 8/6/23[1]		2,285,000	2,260,781
Inkia Energy Ltd., 5.875% Sr. Unsec. Nts., 11/9/27[1]		2,145,000	2,102,121
NextEra Energy Capital Holdings, Inc., 4.80% [US0003M+240.9] Jr. Sub. Nts., 12/1/77[2]		1,703,000	1,526,313
NextEra Energy Operating Partners LP, 4.50% Sr. Unsec. Nts., 9/15/27[1]		360,000	352,350
			6,241,565

Gas Utilities—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50% Sr. Unsec. Nts., 5/20/25		1,400,000	1,401,750
Naturgy Finance BV, 4.125% [EUSA8+335.3] Jr. Sub. Perpetual Bonds[2,4,15]	EUR	3,590,000	4,275,960
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/27		1,800,000	1,714,500
Superior Plus LP/Superior General Partner, Inc., 7.00% Sr. Unsec. Nts., 7/15/26[1]		700,000	714,875
			8,107,085

51      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Independent Power and Renewable Electricity Producers—0.4%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts., 5/11/26[1]	$1,230,000	$1,311,487
AES Corp.:
4.00% Sr. Unsec. Nts., 3/15/21	700,000	711,137
6.00% Sr. Unsec. Nts., 5/15/26	915,000	974,457
Calpine Corp.:
5.25% Sr. Sec. Nts., 6/1/26[1]	2,240,000	2,237,200
5.75% Sr. Unsec. Nts., 1/15/25	1,745,000	1,740,638
5.875% Sr. Sec. Nts., 1/15/24[1]	705,000	724,387
Clearway Energy Operating LLC, 5.75% Sr. Unsec. Nts., 10/15/25[1]	690,000	695,175
Drax Finco plc, 6.625% Sr. Sec. Nts., 11/1/25[1]	700,000	712,250
NRG Energy, Inc.:
6.625% Sr. Unsec. Nts., 1/15/27	1,780,000	1,922,400
7.25% Sr. Unsec. Nts., 5/15/26	1,250,000	1,379,925
Vistra Operations Co. LLC, 5.50% Sr. Unsec. Nts., 9/1/26[1]	695,000	724,538
		13,133,594

Multi-Utilities—0.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25% Sr. Unsec. Nts., 4/1/23	455,000	468,650
NGPL PipeCo LLC:
4.875% Sr. Unsec. Nts., 8/15/27[1]	1,070,000	1,084,713
7.768% Sr. Unsec. Nts., 12/15/37[1]	530,000	638,650
Rockpoint Gas Storage Canada Ltd., 7.00% Sr. Sec. Nts., 3/31/23[1]	940,000	936,475
		3,128,488
Total Corporate Bonds and Notes (Cost $1,541,466,249)		1,481,619,829

	Shares
Preferred Stocks—0.8%
American Homes 4 Rent, 6.35% Cum., Non-Vtg.	6,190	161,559
Citizens Financial Group, Inc., 6.35% Non-Cum., Series D, Non-Vtg. [US0003M+364.2][2]	25,594	671,842
Claire’s Holdings LLC, 0.00%, Series A16	163	25,808
Digital Realty Trust, Inc., 6.625% Cum., Series C, Non-Vtg.	9,500	249,660
DTE Energy Co., 5.375% Jr. Sub., Non-Vtg.	47,611	1,195,988
eBay, Inc., 6.00% Cv.	66,625	1,749,572
Fifth Third Bancorp, 6.625% Non-Cum., Non-Vtg. [US0003M+371][2]	46,950	1,265,302
GMAC Capital Trust I, 7.20% Jr. Sub., Non-Vtg. [US0003M+578.5][2]	116,898	3,044,024
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum., Series N, Non-Vtg.	63,775	1,661,977
Huntington Bancshares, Inc., 6.25% Non-Cum., Non-Vtg.	45,200	1,181,076
JPMorgan Chase & Co., 6% Non-Cum., Series EE, Non-Vtg.[16]	56,200	1,487,614
KeyCorp, 6.125% Non-Cum., Non-Vtg. [US0003M+389.2][2]	122,600	3,268,516
Morgan Stanley, 5.85% Non-Cum., Non-Vtg. [US0003M+349.1][2]	49,549	1,266,968

52      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Shares	Value
Preferred Stocks (Continued)
Morgan Stanley, 6.375% Non-Cum., Non-Vtg. [US0003M+370.8][2]	49,000	$1,307,320
NiSource, Inc., 6.50%, Non-Vtg. [H15T5Y+363.2][2]	39,588	1,043,144
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum., Non-Vtg. [US0003M+406.7][2]	51,471	1,379,423
Prudential Financial, Inc., 5.75% Jr. Sub.	3,425	86,995
Public Storage, 5.20% Cum., Series X, Non-Vtg.	57,850	1,437,573
Qwest Corp., 7.00% Sr. Unsec.	40,370	1,049,620
Senior Housing Properties Trust, 5.625% Sr. Unsec.	23,325	540,674
Senior Housing Properties Trust, 6.25% Sr. Unsec., Non-Vtg.	16,613	441,241
Synovus Financial Corp., 6.30% Non-Cum., Series D, Non-Vtg. [US0003M+335.2][2]	44,846	1,162,408
US Bancorp, 6.50% Non-Cum., Non-Vtg. [US0003M+446.8][2]	88,360	2,366,281
Wells Fargo & Co., 6.625% Non-Cum., Non-Vtg. [US0003M+369][2]	9,725	268,702
Total Preferred Stocks (Cost $28,823,360)		28,313,287

Common Stocks—0.1%
Advanced Micro Devices, Inc.[16]	17,786	453,899
Alcoa Corp.[16]	3,560	100,250
Arco Capital Corp. Ltd.[1,8,16,17]	2,494,716	—
Claire’s Holdings LLC[16]	614	414,450
Concho Resources, Inc.	4,408	489,111
CVS Health Corp.	9,670	521,503
Freeport-McMoRan, Inc.	16,551	213,342
Intelsat SA16	51,580	807,743
International Game Technology plc	45,954	596,942
JSC Astana Finance, GDR[1,8,16]	1,681,847	—
Micron Technology, Inc.[16]	11,248	464,880
Premier Holdings Ltd.[8,16]	1,088,661	—
Quicksilver Resources, Inc.[8,16]	12,760,000	—
Sabine Oil[8,16]	2,510	72,790
Targa Resources Corp.	3,562	148,001
Teck Resources Ltd., Cl. B	19,419	450,132
Western Digital Corp.	9,742	468,200
XPO Logistics, Inc.[16]	4,109	220,818
Total Common Stocks (Cost $19,189,182)		5,422,061

	Units
Rights, Warrants and Certificates—0.0%
Affinion Group Wts., Strike Price $1, Exp. 11/10/22[8,16]	26,104	44,338
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[8,16]	7,821	33,239
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[8,16]	1,643	5,751
Total Rights, Warrants and Certificates (Cost $1,287,577)		83,328

	Principal Amount
Structured Securities—0.6%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003% Sr. Sec. Nts., 4/30/25[1,12]	$2,337,006	2,126,792
3.054% Sr. Sec. Nts., 4/30/25[1,12]	2,977,705	2,709,860

53      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Structured Securities (Continued)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds: (Continued)
3.098% Sr. Sec. Nts., 4/30/25[1,12]		$2,570,771	$2,339,530
3.131% Sr. Sec. Nts., 4/30/25[1,12]		2,297,945	2,091,244
3.179% Sr. Sec. Nts., 4/30/25[1,12]		2,861,128	2,603,769
3.231% Sr. Sec. Nts., 4/30/25[1,12]		3,265,544	2,971,807
3.265% Sr. Sec. Nts., 4/30/25[1,12]		2,608,787	2,374,126
3.346% Sr. Sec. Nts., 4/30/25[1,12]		2,452,148	2,231,577
Morgan Stanley, Russian Federation Total Return Linked
Bonds, Series 007, Cl. VR, 5.00%, 8/22/34[8]	RUB	82,959,369	254,956
Total Structured Securities (Cost $21,002,011)			19,703,661

Short-Term Notes—0.8%
Arab Republic of Egypt Treasury Bills, 17.657%, 8/6/19[12]	EGP	245,300,000	13,479,214
Argentine Republic Treasury Bills:
0.00%, 4/30/19-6/28/19[12]	ARS	532,700,000	13,792,306
Total Short-Term Notes (Cost $29,421,316)			27,271,520

	Counter- party		Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)
Over-the-Counter Options Purchased—1.0%
						AUD
AUD Currency Call[16]	BOA	USD	0.717	6/3/19	AUD 200,000	64,500	585,481
						BRL

BRL Currency Call[16]	JPM	BRL	3.200	4/25/19	BRL 482,560	112,000	1,568
						BRL

BRL Currency Call[16]	CITNA-B	BRL	3.200	4/25/19	BRL 512,000	112,000	1,568
						BRL

BRL Currency Put[16]	GSCO-OT	BRL	3.430	3/30/20	BRL 10,000	3,543	761,839
						BRL

BRL Currency Call[16]	JPM	BRL	3.000	5/16/19	BRL 5,000	1,450	687
						BRL

BRL Currency Call[16]	GSCO-OT	BRL	3.150	5/20/19	BRL 5,000	1,076	807
						BRL

BRL Currency Call[16]	JPM	BRL	3.150	5/20/19	BRL 5,000	1,076	807
						BRL

BRL Currency Put[16]	GSCO-OT	BRL	3.430	3/30/20	BRL 10,000	3,543	761,839
						BRL

BRL Currency Put[16]	GSCO-OT	BRL	3.432	3/27/20	BRL 10,500	3,540	761,696
						BRL

BRL Currency Call[16]	JPM	BRL	3.354	9/25/19	BRL 5,150	1,400	62,900

54      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Counter- party		Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)	Value
Over-the-Counter Options Purchased (Continued)
						BRL

BRL Currency Call[16,19]	JPM	BRL	3.200	10/17/19	BRL 32,000	3,586	$85,981
						BRL

BRL Currency Call[16]	GSCO-OT	BRL	3.629	5/2/19	BRL 362,850	128,449	22,964
						BRL

BRL Currency Put[16]	GSCO-OT	BRL	3.350	12/6/19	BRL 5,000	1,414	120,371
						BRL

BRL Currency Call[16]	GSCO-OT	BRL	3.400	12/10/19	BRL 5,300	1,414	177,979
						CAD

CAD Currency Call[16]	RBC	CAD	1.310	5/21/19	CAD 250,000	88,500	170,375
						CLP

CLP Currency Call[16]	CITNA-B	CLP	642.000	5/2/19	CLP 96,300,000	27,252,900	19,077
						CLP

CLP Currency Call[16]	GSCO-OT	CLP	641.000	8/5/19	CLP 128,200,000	24,999,000	151,744
						CLP

CLP Currency Call[16]	CITNA-B	CLP	643.700	11/4/19	CLP 64,370,000	45,456,000	636,384
						EUR

EUR Currency Put[16]	GSCO-OT	NOK	8.360	1/6/21	EUR 12,500	8,850	666,697
						EUR

EUR Currency Put[16]	GSCO-OT	NOK	8.648	1/6/21	EUR 12,500	8,850	1,313,492
						EUR

EUR Currency Put[16]	CITNA-B	ZAR	16.450	6/27/19	EUR 200,000	70,900	2,382,441
						EUR

EUR Currency Call[16]	SCB	USD	1.180	4/4/19	EUR 300,000	210,000	2,717
						EUR

EUR Currency Put[16]	JPM	ZAR	16.378	1/6/20	EUR 75,000	17,700	630,118
						EUR

EUR Currency Call[16]	CITNA-B	USD	1.168	5/9/19	EUR 600,000	212,400	49,699
						EUR

EUR Currency Put[16]	JPM	RUB	73.550	6/27/19	EUR 200,000	63,683	936,041
						EUR

EUR Currency Put[16]	BOA	SEK	9.250	4/29/20	EUR 10,000	7,200	528,516

55      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counter- party		Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)	Value
Over-the-Counter Options Purchased (Continued)
Federal Republic of Germany Government Bonds Put[16]	MSCO	EUR	100.468	3/30/20	EUR 62,264,174	EUR 59,040	$23,661
Federal Republic of Germany Government Bonds Put[16]	MSCO	EUR	100.468	3/19/20	EUR 62,264,174	EUR 59,040	22,061
Federal Republic of Germany Government Bonds Put[16]	MSCO	EUR	100.468	4/2/20	EUR 62,274,721	EUR 59,050	24,193
French Republic Government Bonds Call[16]	MSCO	EUR	116.740	6/25/19	EUR 28,117,920	EUR 24,000	485,924
INR Currency Call[16]	GSCO-OT	INR	68.950	6/21/19	INR 6,895,000	INR 1,219,700	132,313
						JPY
JPY Currency Call[16]	BOA	JPY	109.000	8/22/19	JPY 10,900,000	7,712,700	1,024,401
						JPY
JPY Currency Call[16]	BOA	JPY	107.850	4/24/19	JPY 21,570,000	15,257,268	139,299
						JPY
JPY Currency Call[16]	SCB	JPY	109.000	8/22/19	JPY 10,900,000	7,713,000	1,024,441
KRW						KRW
Currency Call[16]	GSCO-OT	KRW	1125.000	7/18/19	KRW 112,500,000	39,825,000	347,672
MXN						MXN
Currency Call[16]	BOA	MXN	18.553	1/14/20	MXN 1,855,250	1,312,540	544,271
MXN						MXN
Currency Call[16]	CITNA-B	MXN	18.578	8/15/19	MXN 1,393,328	325,110	89,730
MXN						MXN
Currency Call[16]	GSCO-OT	MXN	19.733	3/4/20	MXN 3,946,500	930,800	1,171,142
MXN						MXN
Currency Call[16]	SCB	MXN	19.050	6/18/19	MXN 2,857,500	1,350,645	538,799
MXN						MXN

Currency Call[16,20]	CITNA-B	MXN	18.000	10/23/19	MXN 5,500	1,750	148,295

56      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Counter- party		Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)	Value
Over-the-Counter Options Purchased (Continued)
						RUB
RUB Currency Call[16]	JPM	RUB	59.500	6/7/19	RUB 14,875,000	4,267,800	$51,214
						RUB
RUB Currency Call[16]	GSCO-OT	RUB	57.300	3/30/20	RUB 20,500	7,086	831,440
						RUB
RUB Currency Call[16]	JPM	RUB	70.000	2/25/21	RUB 5,250,000	3,714,800	2,980,013
						RUB
RUB Currency Call[16]	GSCO-OT	RUB	70.000	2/5/21	RUB 7,350,000	1,239,000	998,064
						USD
S&P 500 Index Put[16]	BOA	USD	2632.590	2/21/20	USD 150,386	53	4,888,970
						USD
S&P 500 Index Put[16]	GSCOI	USD	2679.690	3/13/20	USD 142,203	50	5,443,908
						USD
S&P 500 Index Put[16]	JPM	USD	2658.670	2/26/20	USD 106,664	38	3,736,677
						SGD
SGD Currency Put[16]	GSCO-OT	CNY	4.948	5/17/19	SGD 150,000	53,100	105,417
						TRY
TRY Currency Put[16]	JPM	TRY	4.000	5/23/19	TRY 10,000	1,790	17,034
						ZAR
ZAR Currency Call[16]	GSCO-OT	ZAR	13.613	1/27/20	ZAR 1,020,938	240,801	350,312
Total Over-the-Counter Options Purchased (Cost $51,903,280)							35,953,039
	Counter -party	Buy /Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)
Over-the-Counter Credit Default Swaptions Purchased—0.0%
Credit Default Swap maturing 12/20/23 Put [16]	JPM	Buy	CDX. NA.HY.31	105.00%	4/17/19	USD 88,500	75,579
Credit Default Swap maturing 12/20/23 Put [16]	JPM	Buy	ITraxx Europe Crossover Series 30 Version 2	3.00	4/17/19	EUR 61,880	152,988
Credit Default Swap maturing 12/20/23 Put [16]	JPM	Buy	CDX. NA.HY.31	3.00	5/15/19	EUR 88,400	505,531

57      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counter -party	Buy /Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)	Value
Over-the-Counter Credit Default Swaptions Purchased (Continued)
Credit Default Swap maturing 12/20/23 Put [16]	JPM	Buy	CDX. NA.HY.31	104.00	5/15/19	USD 70,900	$151,301

Total Over-the-Counter Credit Default Swaptions Purchased
(Cost $1,928,282)							885,399
	Counter -party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.2%
Interest Rate Cap maturing 2/22/21 Put[16]	MSCO	Receive	MAX [((CMS10 minus CMS2) minus 0.32%), 0.00%] * 10	32.000	2/25/21	USD 85,000	1,530,000
Interest Rate Swap maturing 2/2/21 Put[16]	MSCO	Receive	Three- Month USD-LIBOR- BBA	2.860	2/21/20	USD 110,900	1,142,270
Interest Rate Swap maturing 3/31/26 Put[16]	JPM	Receive	Six-Month EUR EURIBOR	1.122	3/29/21	EUR 353,800	667,719
Interest Rate Swap maturing 5/30/25 Put[16]	BOA	Receive	Three- Month CAD-BA- CDOR	2.588	3/30/20	CAD 472,000	1,642,073
Interest Rate Swap maturing 8/12/29 Put[16]	JPM	Receive	Six-Month EUR EURIBOR	0.718	8/8/19	EUR 132,700	455,842
Interest Rate Swap maturing 8/19/20 Put[16]	GSCOI	Receive	Three- Month USD-LIBOR- BBA	3.350	5/14/19	USD 353,500	—

Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $6,133,998)							5,437,904

58      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Shares	Value
Investment Companies—9.1%
OFI Carlyle Private Credit Fund, Cl. I18	316,327	$3,052,610
Oppenheimer Limited-Term Bond Fund, Cl. I18	4,022,462	18,181,528
Oppenheimer Master Event-Linked Bond Fund, LLC[18]	4,610,550	71,695,710
Oppenheimer Master Loan Fund, LLC[18]	10,270,502	179,111,584
Oppenheimer Ultra-Short Duration Fund, Cl. Y18	9,276,336	46,381,679
Total Investment Companies (Cost $347,969,976)		318,423,111
Total Investments, at Value (Cost $3,977,706,926)	109.2%	3,831,470,240
Net Other Assets (Liabilities)	(9.2)	(323,552,242)
Net Assets	100.0%	$3,507,917,998

Footnotes to Consolidated Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $958,497,882 or 27.32% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

3. Restricted security. The aggregate value of restricted securities at period end was $19,330,019, which represents 0.55% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Affinion Group, Inc., 12.50% Sr. Unsec. Nts., 11/10/22	1/15/13-11/10/18	$2,280,988	$1,695,459	$(585,529)
Clear Channel International BV, 8.75% Sr. Unsec. Nts., 12/15/20	8/9/17	719,028	732,188	13,160
Eagle Intermediate Global Holding BV/ Ruyi US Finance LLC, 7.50% Sr. Sec. Nts., 5/1/25	9/27/18	678,649	683,100	4,451
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375% Sec. Nts., 5/1/24	1/29/13-10/23/18	5,868,871	2,501,710	(3,367,161)
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22	1/30/18	1,412,071	1,410,127	(1,944)
Golden Nugget, Inc., 6.75% Sr. Unsec. Nts., 10/15/24	9/20/16-9/12/17	3,408,700	3,455,725	47,025
Hartford Financial Services Group, Inc.
(The), 4.809% [US0003M+212.5] Jr.
Sub. Nts., 2/12/47	1/18/18-1/22/18	1,743,012	1,546,515	(196,497)
HTA Group Ltd., 9.125% Sr. Unsec. Nts., 3/8/22	3/1/17-3/7/18	1,180,520	1,229,529	49,009
Minejesa Capital BV, 4.625% Sr. Sec. Nts., 8/10/30	11/9/17-5/11/18	2,894,969	2,986,659	91,690
Titan International, Inc., 6.50% Sr. Sec. Nts., 11/30/23	11/9/17	1,955,000	1,810,819	(144,181)
Williams Scotsman International, Inc., 6.875% Sr. Sec. Nts., 8/15/23	7/31/18	1,275,000	1,278,188	3,188

		$23,416,808	$19,330,019	$(4,086,789)

59      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

4. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $469,803,164 or 13.39% of the Fund’s net assets at period end.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $9,359,325 or 0.27% of the Fund’s net assets at period end.

6. Interest rate is less than 0.0005%.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

8. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $10,851. See Note 6 of the accompanying Consolidated Notes.

11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

12. Zero coupon bond reflects effective yield on the original acquisition date.

13. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

14. Interest or dividend is paid-in-kind, when applicable.

15. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

16. Non-income producing security.

17. Security received as the result of issuer reorganization.

18. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares March 31, 2019
Investment Companies
OFI Carlyle Private Credit Fund, Cl. I	—	316,327	—	316,327
Oppenheimer Institutional
Government Money Market Fund, Cl. E	232,330,161	960,325,419	1,192,655,580	—
Oppenheimer Limited-Term Bond Fund, Cl. I	—	4,022,462	—	4,022,462
Oppenheimer Master Event-Linked Bond Fund, LLC	4,789,523	1,917	180,890	4,610,550
Oppenheimer Master Loan Fund, LLC	31,598,009	—	21,327,507	10,270,502

60      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Footnotes to Consolidated Statement of Investments (Continued)

	Shares September 30, 2018	Gross Additions		Gross Reductions		Shares March 31, 2019
Oppenheimer Ultra-Short Duration Fund, Cl. Y	9,155,142	121,194		—		9,276,336

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Investment Companies
OFI Carlyle Private Credit Fund, Cl. I	$3,052,610	$56,880		$—		$ (47,390)
Oppenheimer Institutional Government Money Market Fund, Cl. E	—	1,701,210		—		—
Oppenheimer Limited-Term Bond Fund, Cl. I	18,181,528	190,389		—		319,941
Oppenheimer Master Event-Linked Bond Fund, LLC	71,695,710	2,935,211	[a]	(578,559)[a]		(3,336,706)[a]
Oppenheimer Master Loan Fund, LLC	179,111,584	10,780,067	[b]	1,562,140	[b]	(16,799,964)[b]
Oppenheimer Ultra-Short Duration
Fund, Cl. Y	46,381,679	604,696		—		393

Total	$318,423,111	$16,268,453		$983,581		$ (19,863,726)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

19. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 3.2 BRL per 1USD.

20. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 18 MXN per 1USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$2,285,787,376	59.7%
Greece	126,917,678	3.3
Mexico	126,239,601	3.3
India	111,710,795	2.9
Brazil	103,700,747	2.7
France	93,114,227	2.4
Argentina	91,916,947	2.4
Indonesia	89,789,956	2.3
United Kingdom	85,161,278	2.2
South Africa	81,045,337	2.1
Spain	70,076,250	1.8
Canada	49,682,630	1.3
China	46,823,943	1.2
Egypt	38,373,519	1.0
Switzerland	38,186,008	1.0

61      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Netherlands	$33,875,616	0.9%
Colombia	32,102,917	0.8
Turkey	32,039,394	0.8
Italy	21,528,861	0.6
Thailand	20,792,984	0.5
Ukraine	19,825,518	0.5
Peru	18,820,122	0.5
Luxembourg	18,145,609	0.5
Russia	11,855,986	0.3
Dominican Republic	11,203,362	0.3
Ecuador	10,681,794	0.3
Ghana	10,612,509	0.3
Kazakhstan	9,924,740	0.3
Ivory Coast	9,639,130	0.3
Ireland	9,224,977	0.2
Sri Lanka	8,199,136	0.2
Eurozone	7,624,085	0.2
Oman	7,198,674	0.2
Saudi Arabia	6,226,720	0.2
United Arab Emirates	5,880,521	0.2
Portugal	5,860,122	0.2
Israel	5,717,163	0.1
Supranational	5,196,241	0.1
Angola	4,785,419	0.1
Cayman Islands	4,719,921	0.1
Azerbaijan	4,202,821	0.1
New Zealand	4,033,588	0.1
Gabon	3,943,953	0.1
Australia	3,914,301	0.1
Fiji	3,734,600	0.1
Bermuda	3,618,096	0.1
Iraq	3,612,008	0.1
Nigeria	3,111,283	0.1
Senegal	3,046,837	0.1
Hong Kong	3,028,517	0.1
Germany	2,761,551	0.1
Belgium	2,646,644	0.1
Serbia	2,585,836	0.1
Singapore	2,368,740	0.1
Morocco	2,327,267	0.1
Japan	2,188,140	0.1
Finland	2,123,712	0.1
Paraguay	1,334,294	0.0
Mauritius	1,229,529	0.0
Zambia	1,136,125	0.0
Uruguay	1,083,636	0.0
Chile	807,205	0.0
Trinidad and Tobago	700,000	0.0
St. Lucia	688,050	0.0
Macau	688,022	0.0

62      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Geographic Holdings (Continued)	Value	Percent
South Korea	$347,672	0.0%

Total	$3,831,470,240	100.0%

Forward Currency Exchange Contracts as of March 31, 2019

Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BAC	04/2019	BRL	11,250	USD	2,887	$ —	$ 13,752
BAC	05/2019	EUR	410	USD	467	—	5,771
BAC	06/2019	KRW	7,520,050	USD	6,667	—	42,522
BAC	06/2019	MYR	2,190	USD	536	1,181	—
BAC	04/2019	USD	3,004	BRL	11,250	130,699	—
BAC	06/2019	USD	38,789	MXN	756,850	288,009	—
BAC	05/2019	USD	27,878	NOK	239,205	101,961	—
BOA	05/2019	AUD	40,000	USD	28,388	48,208	12,925
BOA	05/2019 - 06/2019	EUR	69,310	USD	79,253	—	1,095,150
BOA	06/2019	INR	700,500	USD	9,933	53,522	—
BOA	05/2019	USD	135,348	EUR	118,845	1,583,736	—
BOA	06/2019	USD	59,805	IDR	863,467,000	—	66,764
BOA	06/2019	USD	116,651	INR	8,218,200	66,681	563,998
BOA	08/2019	USD	16,276	PLN	61,920	78,712	—
BOA	06/2019	USD	6,779	ZAR	99,880	—	77,962
CITNA-B	04/2019 - 06/2019	BRL	764,123	USD	196,015	2,103,542	3,208,390
CITNA-B	06/2019	COP	57,441,000	USD	18,188	—	246,302
CITNA-B	05/2019	EUR	8,990	USD	10,195	—	77,915
CITNA-B	05/2019	NOK	273,500	USD	32,276	—	518,465
CITNA-B	06/2019	RUB	1,800,300	USD	27,159	—	22,924
CITNA-B	05/2019	SEK	387,600	USD	42,861	—	1,051,350
CITNA-B	04/2019 - 05/2019	USD	191,172	BRL	737,610	3,172,010	239,858
CITNA-B	06/2019	USD	23,654	COP	74,701,000	320,312	—
CITNA-B	05/2019	USD	1,715	GBP	1,320	—	7,183
CITNA-B	06/2019	USD	81,067	MXN	1,592,400	60,993	—
CITNA-B	06/2019	USD	3,732	RUB	247,400	3,150	—
CITNA-B	06/2019	USD	20,923	THB	660,750	59,459	—
CITNA-B	10/2019	USD	8,116	TRY	52,050	62,108	—
CITNA-B	06/2019	USD	78,894	ZAR	1,147,470	119,556	—
CITNA-B	06/2019	ZAR	99,880	USD	6,867	—	10,407
DEU	05/2019	EUR	35,295	USD	40,283	—	561,778
DEU	05/2019	USD	190,359	EUR	166,540	2,936,097	—
GSCO-OT	04/2019 - 03/2021	BRL	215,805	USD	54,884	6,178	1,593,564
GSCO-OT	08/2019	CLP	11,080,700	USD	16,965	—	685,146
GSCO-OT	01/2021	EUR	58,000	USD	70,174	—	1,746,584
GSCO-OT	08/2019	PLN	61,920	USD	16,640	—	443,062
GSCO-OT	10/2019	TRY	152,900	USD	25,348	—	1,690,442
GSCO-OT	05/2019 - 03/2021	USD	106,143	BRL	434,174	470,651	1,677,402
GSCO-OT	01/2021	USD	69,698	NOK	585,800	711,873	—
GSCO-OT	10/2019	USD	12,774	TRY	92,040	—	1,466,356
GSCO-OT	08/2019	USD	23,641	ZAR	338,715	614,316	42,677
GSCO-OT	05/2019	ZAR	25,280	USD	1,763	—	23,645
HSBC	04/2019	ARS	153,000	USD	3,604	—	80,643
HSBC	05/2019	EUR	5,030	USD	5,737	—	76,254

63      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
HSBC	04/2019	INR	937,600	USD	13,642	$—	$172,163
HSBC	04/2019	USD	3,531	ARS	153,000	7,411	—
HSBC	05/2019	USD	3,682	EUR	3,265	7,953	—
HSBC	06/2019	USD	916	TRY	5,280	34,014	—
JPM	04/2019	ARS	128,100	USD	3,065	—	134,128
JPM	04/2019	BRL	51,690	USD	13,265	—	63,186
JPM	05/2019	EUR	17,610	USD	19,986	—	167,972
JPM	04/2019	GBP	17,680	USD	23,479	—	435,157
JPM	06/2019	HUF	60,000	USD	217	—	6,246
JPM	09/2019	IDR	486,913,000	USD	30,802	2,575,702	—
JPM	05/2019	JPY	525,000	USD	4,820	—	65,086
JPM	05/2019	NOK	119,600	USD	13,909	—	21,471
JPM	06/2019	PLN	940	USD	248	—	2,265
JPM	04/2019	USD	3,151	ARS	128,100	220,827	—
JPM	05/2019	USD	28,273	AUD	40,000	48,462	198,771
JPM	04/2019	USD	20,802	BRL	77,107	1,119,238	—
JPM	08/2019	USD	17,045	CLP	11,080,700	764,738	—
JPM	05/2019	USD	179,155	EUR	156,685	2,780,291	—
JPM	05/2019	USD	30,177	GBP	22,695	560,942	—
JPM	05/2019	USD	4,652	NOK	40,000	7,181	—
JPM	06/2019	USD	25,065	TRY	144,490	933,364	—
JPM	08/2019	ZAR	113,715	USD	7,711	42,677	—
RBC	05/2019	EUR	32,255	USD	36,704	—	401,501
RBC	05/2019	JPY	523,000	USD	4,803	—	66,892
RBC	05/2019	NOK	119,605	USD	13,823	65,300	—
RBC	05/2019	USD	45,213	EUR	39,665	569,653	—
RBC	05/2019	USD	4,507	NOK	39,000	—	21,293
SCB	09/2019	IDR	738,208,000	USD	51,300	—	696,671
SCB	05/2019	USD	61,199	EUR	53,000	1,441,603	—
SCB	09/2019	USD	29,909	IDR	486,913,000	—	3,468,724
SCB	05/2019	USD	1,803	ZAR	25,280	63,329	—
SCB	08/2019	ZAR	225,000	USD	15,871	—	554,548

Total Unrealized Appreciation and Depreciation						$24,235,639	$23,825,265

Futures Contracts as of March 31, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
EURO-BUND	Sell	6/6/19	432	EUR 80,331	$ 80,607,697	$(276,942)
United States Treasury Long Bonds	Buy	6/19/19	61	USD 8,969	9,129,031	159,797
United States Treasury Long Bonds	Sell	6/19/19	750	USD 109,092	112,242,188	(3,150,176)
United States Treasury Nts., 10 yr.	Buy	6/19/19	581	USD 71,131	72,171,094	1,040,402

64      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Nts., 10 yr.	Sell	6/19/19	513	USD 62,775	$ 63,724,219	$(948,872)
United States Treasury Nts., 2 yr.	Buy	6/28/19	8	USD 1,697	1,704,750	7,863
United States Treasury Nts., 2 yr.	Sell	6/28/19	1,358	USD 288,305	289,381,313	(1,076,182)
United States Treasury Nts., 5 yr.	Buy	6/28/19	373	USD 42,855	43,203,891	349,194
United States Ultra Bonds	Buy	6/19/19	324	USD 52,454	54,432,000	1,978,374

						$(1,916,542)

Over-the-Counter Options Written at March 31, 2019
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		USD		AUD

AUD Currency Call	BOA	0.749	6/3/19	(64,500)	AUD 200,000	$89,809	$(49,104)
		USD		AUD

AUD Currency Put	BOA	0.689	6/3/19	(64,500)	AUD 200,000	325,957	(239,109)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	(3,543)	BRL 10,000	619,316	(807,438)
		BRL		BRL

BRL Currency Put	GSCO-OT	3.880	5/2/19	(137,334)	BRL 387,950	396,091	(833,505)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.230	3/4/21	(149,900)	BRL 423,000	1,679,022	(2,028,504)
		BRL		BRL

BRL Currency Call	GSCO-OT	3.463	5/2/19	(122,590)	BRL 346,300	168,610	(10,187)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	3/27/20	(3,540)	BRL 10,500	617,376	(811,574)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	(3,543)	BRL 10,000	619,316	(807,438)
		BRL		BRL

BRL Currency Put[3]	GSCO-OT	4.500	12/6/19	(1,414)	BRL 5,000	250,561	(207,752)
		BRL		BRL

BRL Currency Put[3]	GSCO-OT	4.500	12/10/19	(1,414)	BRL 5,300	294,112	(208,425)
		BRL		BRL

BRL Currency Call	JPM	3.700	4/4/19	(131,000)	BRL 370,000	205,794	(17,398)
		BRL		BRL

BRL Currency Put	JPM	3.850	4/4/19	(136,300)	BRL 385,000	292,519	(696,080)

65      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
BRL Currency Put[2]	JPM	BRL 4.250	3/4/21	BRL (150,600)	BRL 425,000	$1,589,273	$ (1,985,527)
CAD Currency Call	RBC	CAD 1.280	5/21/19	CAD (88,500)	CAD 250,000	196,470	(23,797)
CAD Currency Put	RBC	CAD 1.345	5/21/19	CAD (88,500)	CAD 250,000	352,230	(383,896)
CLP Currency Put	CITNA-B	CLP 678.000	5/2/19	CLP (28,781,100)	CLP 101,700,000	316,244	(542,524)
CLP Currency Call	CITNA-B	CLP 621.000	5/2/19	CLP (26,361,450)	CLP 93,150,000	187,330	(10,281)
CLP Currency Put	CITNA-B	CLP 785.750	11/4/19	CLP (55,487,000)	CLP 78,575,000	1,212,488	(277,435)
CLP Currency Call	GSCO-OT	CLP 607.000	8/5/19	CLP (23,673,000)	CLP 121,400,000	216,762	(38,113)
CLP Currency Put	GSCO-OT	CLP 691.000	8/5/19	CLP (26,949,000)	CLP 138,200,000	472,563	(653,244)
COP Currency Call	BOA	C0P 3008.000	5/23/19	C0P (53,250,000)	CLP 150,400,000	140,560	(27,157)
COP Currency Put	BOA	COP 3268.000	5/23/19	COP (57,850,000)	COP 163,400,000	145,687	(138,840)
COP Currency Put	CITNA-B	COP 3227.000	5/2/19	COP (114,236,000)	COP 322,700,000	274,931	(271,882)
COP Currency Call	CITNA-B	COP 2981.000	5/2/19	COP (105,527,000)	COP 298,100,000	256,773	(23,216)
COP Currency Put	GSCO-OT	COP 3285.000	5/13/19	COP (139,600,000)	COP 492,750,000	286,509	(220,568)
COP Currency Call	GSCO-OT	COP 3040.000	5/13/19	COP (129,200,000)	COP 456,000,000	351,263	(62,016)
COP Currency Put	JPM	COP 3300.000	4/15/19	COP (116,710,000)	COP 330,000,000	309,848	(51,352)
COP Currency Call	JPM	COP 3020.000	4/15/19	COP (106,800,000)	COP 302,000,000	234,394	(19,224)
COP Currency Call	MSCO	COP 3053.080	6/26/19	COP (108,168,000)	COP 305,308,000	219,041	(136,292)
COP Currency Put	MSCO	COP 3280.560	6/26/19	COP (116,228,000)	COP 328,056,000	219,042	(404,473)

66      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
EUR Currency Call	BOA	INR 80.750	6/20/19	EUR (28,300)	EUR 100,000	$362,850	$ (259,457)
EUR Currency Put	CITNA-B	ZAR 15.750	6/27/19	EUR (70,900)	EUR 200,000	617,528	(902,805)
EUR Currency Call	GSCO-OT	INR 81.200	7/18/19	EUR (70,700)	EUR 150,000	1,532,549	(824,624)
EUR Currency Call[4]	GSCO-OT	NOK 11.000	1/6/21	EUR (7,075)	EUR 10,000	1,417,482	(941,915)
EUR Currency Call[5]	GSCO-OT	ZAR 20.000	3/30/20	EUR (6,307)	EUR 18,245	1,237,110	(1,563,925)
EUR Currency Call	GSCO-OT	INR 85.340	9/3/19	EUR (35,400)	EUR 110,000	693,332	(184,749)
EUR Currency Call	GSCO-OT	KRW 1303.350	9/30/19	EUR (53,140)	EUR 150,000	721,986	(882,152)
EUR Currency Put	GSCO-OT	ZAR 15.750	7/10/19	EUR (17,880)	EUR 75,000	585,585	(246,663)
EUR Currency Call	JPM	INR 80.400	6/21/19	EUR (31,890)	EUR 100,000	416,231	(346,129)
EUR Currency Call	JPM	INR 83.000	8/5/19	EUR (35,400)	EUR 105,000	593,500	(281,116)
EUR Currency Put	JPM	RUB 73.800	8/5/19	EUR (35,400)	EUR 105,000	395,362	(627,442)
EUR Currency Call	JPM	ZAR 16.793	5/31/19	EUR (35,350)	EUR 75,000	547,702	(699,146)
EUR Currency Put	JPM	ZAR 15.035	5/31/19	EUR (35,350)	EUR 75,000	421,069	(72,982)
EUR Currency Call	JPM	CLP 796.350	7/15/19	EUR (17,700)	EUR 50,000	352,557	(176,189)
EUR Currency Call	JPM	ZAR 17.438	7/10/19	EUR (17,880)	EUR 75,000	982,639	(333,325)
EUR Currency Call	JPM	ZAR 19.700	1/6/20	EUR (17,700)	EUR 75,000	649,869	(398,542)
EUR Currency Call	JPM	ZAR 17.825	8/13/19	EUR (17,700)	EUR 50,000	329,651	(355,029)
EUR Currency Put	JPM	RUB 71.400	6/27/19	EUR (63,683)	EUR 200,000	431,434	(370,267)

67      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
EUR Currency Put	JPM	ZAR 14.713	1/6/20	EUR (17,700)	EUR 75,000	$234,058	$ (125,079)
EUR Currency Put	JPM	ZAR 15.300	8/13/19	EUR (17,700)	EUR 50,000	329,651	(148,638)
French Republic Government Bonds Call	MSCO	EUR 104.030	6/25/19	EUR (67,200)	EUR 70,373,856	577,195	(666,468)
IDR Currency Put	GSCO-OT	IDR 15000.000	7/10/19	IDR (1,110,000,000)	IDR 3,005,250,000	2,701,000	—
INR Currency Put	GSCO-OT	INR 80.050	10/14/19	INR (2,870,900)	INR 8,005,000	717,276	(68,901)
INR Currency Call	GSCO-OT	INR 67.000	6/21/19	INR (1,185,200)	INR 6,700,000	51,229	(31,621)
INR Currency Put	GSCO-OT	INR 71.650	6/21/19	INR (1,267,470)	INR 7,165,000	107,713	(148,535)
JPY Currency Put	BOA	JPY 111.300	4/24/19	JPY (15,745,331)	JPY 22,260,000	698,850	(458,189)
JPY Currency Call	BOA	JPY 104.150	4/24/19	JPY (14,733,839)	JPY 20,830,000	490,892	(13,555)
JPY Currency Put	BOA	JPY 113.000	8/22/19	JPY (11,993,600)	JPY 16,950,000	569,112	(520,162)
JPY Currency Call	BOA	JPY 105.000	8/22/19	JPY (11,144,500)	JPY 15,750,000	826,285	(594,225)
JPY Currency Call	SCB	JPY 105.000	8/22/19	JPY (11,144,500)	JPY 15,750,000	827,347	(594,225)
JPY Currency Put	SCB	JPY 113.000	8/22/19	JPY (11,993,500)	JPY 16,950,000	604,451	(520,158)
KRW Currency Call[6]	GSCO-OT	KRW 1115.000	7/18/19	KRW (39,471,000)	KRW 111,500,000	230,100	(140,122)
KRW Currency Put	GSCO-OT	KRW 1155.000	7/18/19	KRW (40,887,000)	KRW 115,500,000	244,260	(290,707)
MXN Currency Put	BOA	MXN 22.363	1/14/20	MXN (1,582,090)	MXN 2,236,250	1,599,246	(982,842)
MXN Currency Put	CITNA-B	MXN 19.625	4/16/19	MXN (1,390,689)	MXN 1,962,500	328,273	(461,681)
MXN Currency Call	CITNA-B	MXN 19.000	4/16/19	MXN (1,346,399)	MXN 1,900,000	328,274	(128,096)

68      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
MXN Currency Put	CITNA-B	MXN 22.828	8/15/19	MXN (399,500)	MXN 1,712,108	$449,037	$(53,134)
MXN Currency Put	GSCO-OT	MXN 22.562	3/4/20	MXN (1,064,300)	MXN 4,512,300	1,044,322	(783,101)
MXN Currency Call	GSCO-OT	MXN 18.099	3/4/20	MXN (853,750)	MXN 3,619,700	418,702	(256,099)
MXN Currency Put	SCB	MXN 20.250	6/18/19	MXN (1,435,725)	MXN 3,037,500	419,161	(745,213)
MXN Currency Call	SCB	MXN 18.550	6/18/19	MXN (1,315,195)	MXN 2,782,500	267,151	(207,262)
RUB Currency Call	GSCO-OT	RUB 60.000	2/5/21	RUB (1,062,000)	RUB 6,300,000	158,840	(150,868)
RUB Currency Put	GSCO-OT	RUB 80.000	2/5/21	RUB (1,416,000)	RUB 8,400,000	812,731	(727,867)
RUB Currency Put	JPM	RUB 70.000	6/7/19	RUB (5,020,900)	RUB 17,500,000	2,012,362	(492,048)
RUB Currency Call	JPM	RUB 60.000	2/25/21	RUB (3,184,100)	RUB 4,500,000	578,179	(461,981)
RUB Currency Put	JPM	RUB 80.000	2/25/21	RUB (4,245,500)	RUB 6,000,000	2,365,858	(2,256,016)
S&P 500 Index Put	BOA	USD 2335.470	2/21/20	USD (53)	USD 150,386	3,078,542	(2,373,006)
S&P 500 Index Put	GSCO-OT	USD 2397.620	3/13/20	USD (50)	USD 142,203	2,731,287	(2,826,826)
S&P 500 Index Put	JPM	USD 2378.810	2/26/20	USD (38)	USD 106,664	2,103,192	(1,912,762)
SGD Currency Call	GSCO-OT	CNY 5.052	5/17/19	SGD (53,100)	SGD 150,000	129,733	(40,461)
SGD Currency Put	GSCO-OT	CNY 4.862	5/17/19	SGD (53,100)	SGD 150,000	68,797	(26,717)
TRY Currency Call	GSCO-OT	TRY 5.250	10/16/19	TRY (185,500)	TRY 536,650	437,957	(460,786)
TRY Currency Put	GSCO-OT	TRY 6.750	1/15/20	TRY (238,810)	TRY 702,000	1,660,419	(3,697,450)
TRY Currency Call	GSCO-OT	TRY 5.367	2/27/20	TRY (190,000)	TRY 536,650	360,386	(656,550)

69      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
ZAR Currency Put	GSCO-OT	ZAR 16.208	1/27/20	ZAR (286,705)	ZAR 1,215,563	$518,413	$(635,144)
ZAR Currency Call	GSCO-OT	ZAR 12.283	1/27/20	ZAR (217,282)	ZAR 921,225	187,263	(63,668)
ZAR Currency Put	GSCO-OT	ZAR 15.000	8/23/19	ZAR (1,326,700)	ZAR 5,250,000	2,194,450	(3,029,612)
ZAR Currency Put	GSCO-OT	ZAR 14.738	5/16/19	ZAR (1,044,327)	ZAR 1,473,800	1,367,659	(1,310,547)
ZAR Currency Put	GSCO-OT	ZAR 14.646	5/27/19	ZAR (263,628)	ZAR 1,464,600	482,472	(432,878)

Total Over-the-Counter Options Written						$60,140,452	$(50,946,008)

1. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.70 BRL/USD.

2. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.61 BRL/USD.

3. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.60 BRL/USD.

4. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 9.40 NOK/EUR.

5. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 15.50 ZAR/EUR.

6. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 1,085.00 KRW/USD.

Centrally Cleared Credit Default Swaps at March 31, 2019
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
Brazilian Government International	Buy	1.000%	6/20/24	USD 2,500	$(90,690)	$87,697	$(2,993)
Brazilian Government International	Buy	1.000	6/20/24	USD 5,250	(198,670)	184,448	(14,222)
Brazilian Government International	Buy	1.000	6/20/24	USD 4,500	(171,995)	158,099	(13,896)
CDX.EM.31	Buy	1.000	6/20/24	USD 5,500	(192,011)	199,669	7,658
CDX.EM.31	Buy	1.000	6/20/24	USD 5,000	(174,556)	181,733	7,177
CDX.HY.32	Buy	5.000	6/20/24	USD 106,000	6,344,571	(7,259,028)	(914,457)
Federative Republic of Brazil	Sell	1.000	6/20/22	USD 7,500	464,303	(44,846)	419,457
Mexico Government International	Buy	1.000	6/20/24	USD 8,750	(186,893)	87,251	(99,642)
Mexico Government International	Buy	1.000	6/20/24	USD 7,750	(165,534)	76,935	(88,599)
Mexico Government International	Buy	1.000	6/20/24	USD 4,000	(57,754)	39,708	(18,046)

70      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Centrally Cleared Credit Default Swaps (Continued)
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
Republic Of South Africa Gover	Buy	1.000%	6/20/24	USD	4,500	$ (202,855)	$ 209,328	$6,473
Republic Of South Africa Gover	Buy	1.000	6/20/24	USD	6,500	(293,013)	302,362	9,349
Russian Foreign Bond - Eurobon	Buy	1.000	6/20/24	USD	4,000	(75,484)	65,605	(9,879)

Total Centrally Cleared Credit Default Swaps						$ 4,999,419	$ (5,711,039)	$(711,620)

Over-the-Counter Credit Default Swaps at March 31, 2019
Reference Asset	Counter- party	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD	3,586	$596,602	$(533,427)	$63,175
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD	8,966	1,343,371	(1,333,716)	9,655
Hellenic Republic	BAC	Sell	1.000	12/20/25	USD	8,350	1,298,472	(1,361,870)	(63,398)
Hellenic Republic	BAC	Sell	1.000	12/20/19	USD	6,000	90,026	422	90,448
Hellenic Republic	GSCOI	Sell	1.000	6/20/25	USD	3,590	566,429	(534,022)	32,407
iTraxx Europe Crossover Series 24 Version 1	JPM	Sell	5.000	12/20/20	EUR	7,100	(513,179)	548,509	35,330
Oriental Republic of Uruguay	BOA	Sell	1.000	12/20/21	USD	7,501	135,566	108,253	243,819
State Bank of India	BNP	Sell	1.000	9/20/19	USD	5,225	215,578	22,680	238,258

Total Over-the-Counter Credit Default Swaps							$3,732,865	$ (3,083,171)	$649,694

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Single
Name Corporate Debt	$5,225,000	$—	BBB-
Non-Investment Grade
Corporate Debt	7,100,000	—	C
Investment Grade
Sovereign Debt	7,501,000	—	BBB
Non-Investment Grade
Sovereign Debt	37,992,000	9,750,000	BB- to BB

Total USD	$57,818,000	$9,750,000

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

71      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps at March 31, 2019
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /		Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
BAC	Receive	Six-Month EUR EURIBOR	1.123%	3/8/28	EUR 5,775	$—	$(435,445)	$(435,445)
BNP	Receive	Six-Month HUF- BUBOR-Reuters	3.280	10/26/28	HUF 1,144,300	—	(550,485)	(550,485)
BNP	Pay	MXN TIIE BANXICO	8.000	8/13/20	MXN 762,185	—	(33,506)	(33,506)
BNP	Pay	Six-Month HUF- BUBOR-Reuters	1.210	10/26/20	HUF 5,054,000	—	262,921	262,921
BOA	Pay	BZDI	9.160	7/1/22	BRL 355,100	—	(86,480)	(86,480)
BOA	Receive	Three-Month USD BBA LIBOR	2.304	5/30/22	USD 205,100	—	(165,725)	(165,725)
BOA	Pay	BBSW3M	1.560	3/22/22	AUD 50,250	—	(724,480)	(724,480)
BOA	Receive	Three-Month USD BBA LIBOR	2.410	3/26/22	USD 35,400	—	(99,568)	(99,568)
BOA	Receive	Three-Month USD BBA LIBOR	2.320	3/28/22	USD 24,100	—	(9,299)	(9,299)
BOA	Pay	BBSW3M	1.470	3/26/22	AUD 33,600	—	(12,407)	(12,407)
BOA	Receive	Three-Month USD BBA LIBOR	2.320	3/28/22	USD 60,850	—	(23,478)	(23,478)
BOA	Pay	BBSW3M	1.500	3/26/22	AUD 83,500	—	21,436	21,436
BOA	Receive	BZDI	6.550	1/2/20	BRL 78,230	—	(8,588)	(8,588)
CITNA-B	Pay	Six-Month HUF BUBOR	2.205	3/8/28	HUF 1,925,000	—	199,674	199,674
CITNA-B	Receive	JIBA3M	8.050	2/22/29	ZAR 70,800	—	(28,260)	(28,260)
CITNA-B	Receive	JIBA3M	7.250	7/10/20	ZAR 261,000	—	(34,172)	(34,172)
DEU	Pay	MXN TIIE BANXICO	8.525	1/15/24	MXN 169,550	—	250,864	250,864
DEU	Pay	Three-Month ZAR JIBAR SAFEX	7.675	2/21/22	ZAR 73,535	—	64,153	64,153
DEU	Pay	JIBA3M	8.420	8/29/28	ZAR 156,300	—	359,238	359,238
DEU	Receive	JIBA3M	7.500	8/15/20	ZAR 333,700	—	(126,607)	(126,607)
DEU	Receive	JIBA3M	7.120	6/29/19	ZAR 513,850	—	3,273	3,273
GSCOI	Pay	COOVIBR	4.380	3/5/20	COP 112,300,000	—	55,056	55,056
GSCOI	Pay	SORF6M	1.980	3/4/21	SGD 121,800	—	128,632	128,632
GSCOI	Receive	SORF6M	2.073	3/4/24	SGD 49,900	—	(244,978)	(244,978)
GSCOI	Pay	MXN TIIE BANXICO	8.055	3/2/22	MXN 506,800	—	116,975	116,975
GSCOI	Pay	COOVIBR	4.380	2/26/20	COP 226,600,000	—	82,108	82,108
GSCOI	Receive	COOVIBR	4.925	3/5/22	COP 38,900,000	—	(77,950)	(77,950)
GSCOI	Pay	COOVIBR	4.380	1/10/20	COP 119,650,000	—	55,482	55,482
GSCOI	Pay	MXN TIIE BANXICO	8.620	12/26/28	MXN 86,300	—	156,977	156,977
GSCOI	Pay	Six-Month GBP-LIBOR-BBA	3.450	10/15/25	GBP 17,570	—	197,698	197,698
GSCOI	Pay	COOVIBR	4.610	6/7/20	COP 52,590,000	—	75,246	75,246

72      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /		Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
GSCOI	Pay	BZDI	11.730%	1/2/25	BRL 44,700	$—	$1,255,249	$1,255,249
GSCOI	Receive	BZDI	8.235	1/2/20	BRL 112,600	—	(654,855)	(654,855)
GSCOI	Pay	MXN TIIE BANXICO	7.760	9/25/20	MXN 728,000	—	(123,437)	(123,437)
GSCOI	Pay	MXN TIIE BANXICO	8.480	10/27/20	MXN 374,270	—	97,961	97,961
GSCOI	Pay	MXN TIIE BANXICO	8.770	10/29/20	MXN 780,300	—	384,914	384,914
GSCOI	Receive	Three-Month USD BBA LIBOR	2.281	5/30/22	USD 228,500	—	(33,923)	(33,923)
GSCOI	Pay	Three-Month COP IBR OIS Compound	6.500	11/9/28	COP 14,600,000	—	210,155	210,155
HSBC	Receive	MXN TIIE BANXICO	8.600	1/18/29	MXN 97,800	—	(169,910)	(169,910)
HSBC	Pay	MXN TIIE BANXICO	8.320	1/28/21	MXN 364,000	—	81,959	81,959
JPM	Pay	MXN TIIE BANXICO	8.750	10/29/20	MXN 1,561,000	—	745,351	745,351
JPM	Pay	Three-Month USD BBA LIBOR	2.275	9/3/24	USD 62,600	—	59,114	59,114
JPM	Pay	Three-Month ZAR JIBAR SAFEX	7.930	11/27/22	ZAR 45,000	—	65,606	65,606
JPM	Pay	BUBOR06M	1.185	1/8/22	HUF 3,300,000	—	150,738	150,738
JPM	Pay	BZDI	10.940	1/2/23	BRL 55,230	—	1,128,985	1,128,985
JPM	Pay	BZDI	9.230	7/1/22	BRL 372,000	—	(67,247)	(67,247)
JPM	Pay	COOVIBR	4.890	10/17/20	COP 113,100,000	—	360,208	360,208
JPM	Pay	BZDI	9.280	7/1/22	BRL 289,100	—	(39,310)	(39,310)
JPM	Pay	MXN TIIE BANXICO	8.600	10/27/20	MXN 381,330	—	135,991	135,991
JPM	Receive	BUBOR06M	2.265	1/8/29	HUF 1,080,000	—	(117,875)	(117,875)
SIB	Receive	BZDI	6.560	1/2/20	BRL 136,900	—	(18,500)	(18,500)
SIB	Pay	BZDI	9.825	7/1/20	BRL 362,500	—	1,051,238	1,051,238
UBS	Receive	BBSW6M	1.823	3/21/24	AUD 104,400	—	(426,614)	(426,614)
UBS	Pay	BBSW3M	1.560	3/21/21	AUD 255,400	—	201,117	201,117

Total Centrally Cleared Interest Rate Swaps						$—	$3,645,220	$3,645,220

Over-the-Counter Interest Rate Swaps at March 31, 2019
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /		Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
BOA	Pay	Six-Month INR FBIL MIBOR OIS Compound	6.330%	1/31/22	INR 590,000	$—	$132,621	$132,621

73      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /		Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
BOA	Receive	Six-Month INR FBIL MIBOR OIS Compound	5.790%	3/6/21	INR 3,367,000	$—	$(29,060)	$(29,060)
GSCOI	Receive	KWCDC	1.800	3/5/24	KRW 40,752,000	—	(300,598)	(300,598)
GSCOI	Pay	KWCDC	1.875	3/5/20	KRW 200,148,000	—	121,766	121,766
SCB	Receive	Six-Month INR FBIL MIBOR OIS Compound	6.438	1/10/24	INR 600,000	—	(239,426)	(239,426)

Total Over-the-Counter Interest Rate Swaps						$—	$(314,697)	$(314,697)

Over-the-Counter Credit Default Swaptions Written at March 31, 2019
						Notional
	Counter-	Buy/Sell	Reference	Fixed	Expiration	Amount		Premiums
Description	party	Protection	Asset	Rate	Date	(000’s)		Received	Value
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	CDX. NA.HY.31	5.000%	4/17/19	USD	88,500	$160,450	$(16,903)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	CDX. NA.HY.31	5.000	4/17/19	USD	88,500	216,825	(24,161)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	iTraxx Europe Crossover Series 30 Version 2	5.000	5/15/19	EUR	88,400	246,780	(175,716)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	iTraxx Europe Crossover Series 30 Version 2	5.000	5/15/19	EUR	88,400	394,848	(283,506)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	iTraxx Europe Crossover Series 30 Version 2	5.000	4/17/19	EUR	123,760	324,763	(120,225)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	CDX. NA.HY.31	5.000	5/15/19	USD	70,900	270,980	(77,494)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	CDX. NA.HY.31	5.000	5/15/19	USD	70,900	298,773	(90,468)
Credit Default Swap maturing 12/20/23 Put	JPM	Sell	CDX. NA.HY.31	5.000	6/19/19	USD	141,725	800,746	(608,284)

Total Over-the-Counter Credit Default Swaptions Written								$2,714,165	$(1,396,757)

74      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Interest Rate Swaptions Written at March 31, 2019
Description	Counter- party	Pay/ Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Premiums Received	Value
Interest Rate Swap maturing 5/14/29 Call	BOA	Receive	Three-Month CAD-BA-CDOR	2.394%	5/14/19	CAD	95,400	$644,619	$(2,033,013)
Interest Rate Swap maturing 3/25/25 Call	BOA	Receive	Three- Month USD- LIBOR- BBA	1.916	3/23/20	USD	353,800	1,753,787	(2,132,738)
Interest Rate Swap maturing 9/25/24 Call	BOA	Receive	Three- Month USD- LIBOR- BBA	2.055	9/23/19	USD	353,800	1,362,130	(1,528,791)
Interest Rate Swap maturing 5/30/24 Put	GSCOI	Pay	Six- Month PLN- WIBOR- WIBO	2.095	5/28/19	PLN	35,000	38,787	(11,710)
Interest Rate Swap maturing 5/30/24 Call	GSCOI	Receive	Six- Month PLN- WIBOR- WIBO	2.095	5/28/19	PLN	35,000	38,787	(67,390)
Interest Rate Swap maturing 8/12/29 Put	JPM	Pay	Six- Month EUR EURIBOR	0.868	8/8/19	EUR	265,300	1,409,494	(373,828)
Interest Rate Swap maturing 9/5/24 Call	JPM	Receive	Three- Month USD- LIBOR- BBA	2.400	9/3/19	USD	177,015	743,463	(1,973,834)
Interest Rate Swap maturing 9/6/24 Call	JPM	Receive	Three- Month USD- LIBOR- BBA	2.400	9/4/19	USD	177,000	743,400	(1,978,218)
Interest Rate Cap maturing 2/22/21 Put	MSCO	Pay	MAX [((CMS10 minus CMS2) minus 0.52%), 0.00%] * 10	52.000	2/25/21	USD	85,000	646,000	(797,300)

75      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
Description	Counter- party	Pay/ Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Premiums Received	Value
Interest Rate Floor maturing 2/22/21 Call	MSCO	Pay	MAX [(0.02% minus (CMS10 minus CMS2)), 0.00%] * 10	0.020%	2/25/21	USD	85,000	$935,000	$(493,000)
Interest Rate Swap maturing 5/3/24 Call	NOM	Receive	Three- Month USD- LIBOR- BBA	2.346	5/1/19	USD	194,500	311,200	(1,053,543)
Total Over-the-Counter Interest Rate Swaptions Written								$8,626,667	$(12,443,365)

Glossary:

Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.
NOM	Nomura Global Financial Products, Inc.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SIB	Banco Santander SA
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

76      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Currency abbreviations indicate amounts reporting in currencies (Continued)

KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
30YR CMT	30 Year Constant Maturity Treasury
BA-CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBSW3M	Bank Bill Swap Reference Rate (Australian Financial Market) 3 Month
BBSW6M	Bank Bill Swap Reference Rate (Australian Financial Market) 6 Month
BP0003M	ICE LIBOR GBP 3 Month
BUBOR	Budapest Interbank Offered Rate
BUBOR06M	Budapest Interbank Offered Rate 6 Month
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
CDX.EM.31	Markit CDX Emerging Markets Index
CDX.HY.32	Markit CDX High Yield Index
CDX.NA.HY.31	Markit CDX North American High Yield
CMS2	2 yr ISDA Swap Floating Rate Option
CMS10	10 yr ISDA Swap Floating Rate Option
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
EUR003M	EURIBOR 3 Month fACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA8	EUR Swap Annual 8 Year
EUSA10	EUR Swap Annual 10 Year
EUSA11	EUR Swap Annual 11 Year
FBIL	Financial Benchmarks India Private Ltd.
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBR	Indicador Bancario de Referencia
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
iTraxx Europe
Crossover Series 24
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 30
Version 2	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month

77      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KWCDC	South Korean Won Index
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
MIBOR	Mumbai Interbank Offered Rate
OIS	Overnight Index Swap
PRIME4	United States Prime Rate-Quarterly
SORF6M	Association of Banks in Singapore Swap Offer Rate Fixing 6 Month
S&P	Standard & Poor’s
TIIE	Interbank Equilibrium Interest Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

See accompanying Notes to Consolidated Financial Statements.

78      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES March 31, 2019 Unaudited

Assets
Investments, at value—see accompanying consolidated statement of investments:
Unaffiliated companies (cost $3,629,736,950)	$3,513,047,129
Affiliated companies (cost $347,969,976)	318,423,111
3,831,470,240
Cash—foreign currencies (cost $3,979,933)	3,956,235
Cash used for collateral on futures	2,850,000
Cash used for collateral on OTC derivatives	43,837,000
Cash used for collateral on centrally cleared swaps	6,391,302
Unrealized appreciation on forward currency exchange contracts	24,235,639
Unrealized appreciation on unfunded loan commitments / purchase agreements	2,498
Swaps, at value (net premiums paid $72,009)	934,251
Centrally cleared swaps, at value (premiums paid $1,809,455)	9,551,154
Receivables and other assets:
Investments sold (including $44,194,414 sold on a when-issued or delayed delivery basis)	155,622,683
Interest, dividends and principal paydowns	41,297,040
Shares of beneficial interest sold	1,047,687
Variation margin receivable	581,339
Other	574,698
Total assets	4,122,351,766
Liabilities
Bank overdraft	4,258,621
Unrealized depreciation on forward currency exchange contracts	23,825,265
Options written, at value (premiums received $60,140,452)	50,946,008
Swaps, at value (premiums received $3,804,874)	4,332,119
Centrally cleared swaps, at value (premiums received $6,808,874)	11,616,973
Swaptions written, at value (premiums received $11,340,832)	13,840,122
Payables and other liabilities:
Investments purchased (including $473,868,531 purchased on a when-issued or delayed delivery basis)	495,063,948
Shares of beneficial interest redeemed	6,954,774
Dividends	1,212,718
Distribution and service plan fees	667,195
Trustees’ compensation	470,247
Variation margin payable	222,771
Foreign capital gains tax	42,376
Shareholder communications	1,904
Other	978,727
Total liabilities	614,433,768
Net Assets	$3,507,917,998

Composition of Net Assets

Par value of shares of beneficial interest	$946,878
Additional paid-in capital	4,413,435,954
Total accumulated loss	(906,464,834)
Net Assets	$3,507,917,998

79      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,537,421,719 and 684,643,963 shares of beneficial interest outstanding)	$3.71
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$3.90
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $486,665,358 and 131,576,407 shares of beneficial interest outstanding)	$3.70
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $42,190,737 and 11,435,546 shares of beneficial interest outstanding)	$3.69
Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $105,991,701 and 28,577,330 shares of beneficial interest outstanding)	$3.71
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $335,648,483 and 90,644,406 shares of beneficial interest outstanding)	$3.70

See accompanying Notes to Consolidated Financial Statements.

80      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF

OPERATIONS For the Six Months Ended March 31, 2019 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$2,915,393
Dividends	19,818
Net expenses	(160,335)
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	2,774,876
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	10,563,284
Dividends	216,783
Net expenses	(731,517)
Net investment income allocated from Oppenheimer Master Loan Fund, LLC	10,048,550

Total allocation of net investment income from master funds	12,823,426
Investment Income
Interest (net of foreign withholding taxes of $232,845)	98,371,992
Fee income on when-issued securities	1,538,486
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $109)	1,632,599
Affiliated companies	2,553,175

Total investment income	104,096,252
Expenses
Management fees	9,857,154
Distribution and service plan fees:
Class A	3,035,980
Class C	2,503,020
Class R	265,016
Transfer and shareholder servicing agent fees:
Class A	2,179,016
Class C	426,706
Class I	6,087
Class R	90,607
Class Y	288,473
Shareholder communications:
Class A	27,993
Class C	6,066
Class I	104
Class R	1,024
Class Y	3,435
Custodian fees and expenses	211,882
Trustees’ compensation	53,818
Borrowing fees	49,468
Other	294,523
Total expenses	19,300,372
Less reduction to custodian expenses	(76,695)
Less waivers and reimbursements of expenses	(875,011)
Net expenses	18,348,666
Net Investment Income	98,571,012

81      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENT OF

OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies(net of foreign capital gains tax of $390,407)	$(28,061,532)
Option contracts written	26,035,118
Futures contracts	(12,343,898)
Foreign currency transactions	628,225
Forward currency exchange contracts	(39,521,598)
Swap contracts	2,213,406
Swaption contracts written	(9,665,795)
Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(578,559)
Oppenheimer Master Loan Fund, LLC	1,562,140
Net realized loss	(59,732,493)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies (net of foreign capital gains tax of $42,376)	19,893,367
Affiliated companies	272,944
Translation of assets and liabilities denominated in foreign currencies	1,228,410
Forward currency exchange contracts	17,353,151
Futures contracts	(1,972,606)
Option contracts written	11,950,544
Swap contracts	7,902,615
Unfunded loan commitments	2,498
Swaption contracts written	(4,425,374)
Net change in unrealized appreciation/(depreciation) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(3,336,706)
Oppenheimer Master Loan Fund, LLC	(16,799,964)
Net change in unrealized appreciation/(depreciation)	32,068,879
Net Increase in Net Assets Resulting from Operations	$70,907,398

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Consolidated Notes.

See accompanying Notes to Consolidated Financial Statements.

82      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018[1]
Operations
Net investment income	$98,571,012	$195,712,532
Net realized loss	(59,732,493)	(66,649,729)
Net change in unrealized appreciation/(depreciation)	32,068,879	(183,248,754)

Net increase (decrease) in net assets resulting from operations	70,907,398	(54,185,951)
Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(72,598,047)	(138,286,611)
Class B2	—	(206,061)
Class C	(12,307,758)	(24,713,582)
Class I	(1,227,831)	(2,325,655)
Class R	(2,881,093)	(5,305,616)
Class Y	(10,003,567)	(22,346,153)

Total dividends and distributions declared	(99,018,296)	(193,183,678)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(142,726,333)	(251,385,480)
Class B2	—	(15,557,890)
Class C	(49,613,834)	(119,417,713)
Class I	995,766	(3,188,283)
Class R	(5,036,956)	(4,958,722)
Class Y	(32,453,909)	(96,067,367)

Total beneficial interest transactions	(228,835,266)	(490,575,455)
Net Assets
Total decrease	(256,946,164)	(737,945,084)
Beginning of period	3,764,864,162	4,502,809,246

End of period	$3,507,917,998	$3,764,864,162

1. Prior period amounts have been conformed to current year presentation. See Notes to Consolidated Financial Statements, Note 2 – New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Consolidated Financial Statements.

83      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	2019	September	September	September	September	September
	(Unaudited)	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of period	$3.73	$3.96	$3.95	$3.87	$4.13	$4.13
Income (loss) from investment operations:
Net investment income[1]	0.10	0.18	0.16	0.15	0.18	0.19
Net realized and unrealized gain (loss)	(0.01)	(0.23)	0.01	0.08	(0.26)	0.00[2]

Total from investment operations	0.09	(0.05)	0.17	0.23	(0.08)	0.19
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.18)	(0.11)	(0.14)	(0.17)	(0.14)
Tax return of capital distribution	0.00	0.00	(0.05)	(0.01)	(0.01)	(0.05)

Total dividends and/or distributions to shareholders	(0.11)	(0.18)	(0.16)	(0.15)	(0.18)	(0.19)
Net asset value, end of period	$3.71	$3.73	$3.96	$3.95	$3.87	$4.13

Total Return, at Net Asset Value[3]	2.58%	(1.49)%	4.45%	6.07%	(2.06)%	4.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,537,422	$2,699,688	$3,124,887	$3,607,387	$4,008,783	$4,774,652
Average net assets (in thousands)	$2,569,906	$2,920,657	$3,321,318	$3,745,267	$4,432,764	$5,171,641
Ratios to average net assets:[4,5]
Net investment income	5.64%	4.79%	4.13%	3.87%	4.43%	4.53%
Expenses excluding specific expenses listed below	1.05%	1.07%	1.08%	1.06%	1.05%	1.00%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.05%	1.07%	1.08%	1.06%	1.05%	1.00%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.00%	1.01%	1.02%	1.00%	0.97%
Portfolio turnover rate[8]	36%	67%	69%	78%	79%	93%

84      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.06%
Year Ended September 30, 2018	1.08%
Year Ended September 30, 2017	1.09%
Year Ended September 30, 2016	1.07%
Year Ended September 30, 2015	1.06%
Year Ended September 30, 2014	1.01%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2019	$3,007,915,960	$3,024,999,238
Year Ended September 30, 2018	$6,366,360,171	$6,415,700,475
Year Ended September 30, 2017	$5,559,676,349	$5,415,035,851
Year Ended September 30, 2016	$4,468,857,111	$4,304,402,600
Year Ended September 30, 2015	$4,009,637,043	$4,100,638,359
Year Ended September 30, 2014	$3,978,597,684	$4,262,483,862

See accompanying Notes to Consolidated Financial Statements.

85      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$3.72	$3.95	$3.94	$3.87	$4.12	$4.12
Income (loss) from investment operations:
Net investment income[1]	0.09	0.16	0.13	0.12	0.15	0.16
Net realized and unrealized gain (loss)	(0.02)	(0.24)	0.01	0.07	(0.25)	0.00[2]

Total from investment operations	0.07	(0.08)	0.14	0.19	(0.10)	0.16
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.15)	(0.09)	(0.11)	(0.14)	(0.12)
Tax return of capital distribution	0.00	0.00	(0.04)	(0.01)	(0.01)	(0.04)

Total dividends and/or distributions to shareholders	(0.09)	(0.15)	(0.13)	(0.12)	(0.15)	(0.16)
Net asset value, end of period	$3.70	$3.72	$3.95	$3.94	$3.87	$4.12

Total Return, at Net Asset Value[3]	2.20%	(2.26)%	3.67%	5.01%	(2.56)%	3.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$486,665	$540,465	$696,936	$850,319	$977,069	$1,156,140
Average net assets (in thousands)	$503,083	$623,092	$769,686	$897,334	$1,087,495	$1,236,681
Ratios to average net assets:[4,5]
Net investment income	4.88%	4.03%	3.37%	3.12%	3.67%	3.78%
Expenses excluding specific expenses listed below	1.81%	1.83%	1.84%	1.81%	1.80%	1.76%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.81%	1.83%	1.84%	1.81%	1.80%	1.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	1.76%	1.77%	1.77%	1.76%	1.73%
Portfolio turnover rate[8]	36%	67%	69%	78%	79%	93%

86      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.82%
Year Ended September 30, 2018	1.84%
Year Ended September 30, 2017	1.85%
Year Ended September 30, 2016	1.82%
Year Ended September 30, 2015	1.81%
Year Ended September 30, 2014	1.77%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2019	$3,007,915,960	$3,024,999,238
Year Ended September 30, 2018	$6,366,360,171	$6,415,700,475
Year Ended September 30, 2017	$5,559,676,349	$5,415,035,851
Year Ended September 30, 2016	$4,468,857,111	$4,304,402,600
Year Ended September 30, 2015	$4,009,637,043	$4,100,638,359
Year Ended September 30, 2014	$3,978,597,684	$4,262,483,862

See accompanying Notes to Consolidated Financial Statements.

87      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$3.71	$3.94	$3.93	$3.86	$4.11	$4.11
Income (loss) from investment operations:
Net investment income[1]	0.11	0.20	0.18	0.16	0.20	0.20
Net realized and unrealized gain (loss)	(0.02)	(0.23)	0.01	0.07	(0.25)	0.00[2]

Total from investment operations	0.09	(0.03)	0.19	0.23	(0.05)	0.20
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.20)	(0.12)	(0.15)	(0.19)	(0.15)
Tax return of capital distribution	0.00	0.00	(0.06)	(0.01)	(0.01)	(0.05)

Total dividends and/or distributions to shareholders	(0.11)	(0.20)	(0.18)	(0.16)	(0.20)	(0.20)
Net asset value, end of period	$3.69	$3.71	$3.94	$3.93	$3.86	$4.11

Total Return, at Net Asset Value[3]	2.78%	(1.15)%	4.89%	6.27%	(1.41)%	5.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,191	$41,461	$47,348	$45,840	$48,488	$119,074
Average net assets (in thousands)	$40,708	$45,391	$45,371	$46,967	$121,467	$109,381
Ratios to average net assets:[4,5]
Net investment income	6.02%	5.18%	4.57%	4.30%	4.87%	4.93%
Expenses excluding specific expenses listed below	0.67%	0.68%	0.65%	0.62%	0.60%	0.59%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.67%	0.68%	0.65%	0.62%	0.60%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.61%	0.59%	0.58%	0.57%	0.56%
Portfolio turnover rate[8]	36%	67%	69%	78%	79%	93%

88      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.68%
Year Ended September 30, 2018	0.69%
Year Ended September 30, 2017	0.66%
Year Ended September 30, 2016	0.63%
Year Ended September 30, 2015	0.61%
Year Ended September 30, 2014	0.60%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2019	$3,007,915,960	$3,024,999,238
Year Ended September 30, 2018	$6,366,360,171	$6,415,700,475
Year Ended September 30, 2017	$5,559,676,349	$5,415,035,851
Year Ended September 30, 2016	$4,468,857,111	$4,304,402,600
Year Ended September 30, 2015	$4,009,637,043	$4,100,638,359
Year Ended September 30, 2014	$3,978,597,684	$4,262,483,862

See accompanying Notes to Consolidated Financial Statements.

89      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$3.73	$3.96	$3.95	$3.88	$4.13	$4.13
Income (loss) from investment operations:
Net investment income[1]	0.10	0.17	0.15	0.14	0.17	0.18
Net realized and unrealized gain (loss)	(0.02)	(0.23)	0.01	0.07	(0.25)	0.00[2]

Total from investment operations	0.08	(0.06)	0.16	0.21	(0.08)	0.18
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.10)	(0.17)	(0.10)	(0.13)	(0.16)	(0.14)
Tax return of capital distribution	0.00	0.00	(0.05)	(0.01)	(0.01)	(0.04)

Total dividends and/or distributions to shareholders	(0.10)	(0.17)	(0.15)	(0.14)	(0.17)	(0.18)
Net asset value, end of period	$3.71	$3.73	$3.96	$3.95	$3.88	$4.13

Total Return, at Net Asset Value[3]	2.45%	(1.75)%	4.19%	5.53%	(2.06)%	4.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$105,992	$111,816	$123,825	$149,098	$162,623	$185,991
Average net assets (in thousands)	$106,872	$118,510	$134,309	$152,830	$175,389	$196,503
Ratios to average net assets:[4,5]
Net investment income	5.38%	4.53%	3.87%	3.61%	4.17%	4.24%
Expenses excluding specific expenses listed below	1.31%	1.33%	1.34%	1.31%	1.30%	1.30%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.31%	1.33%	1.34%	1.31%	1.30%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.26%	1.26%	1.27%	1.27%	1.26%	1.27%
Portfolio turnover rate[8]	36%	67%	69%	78%	79%	93%

90      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.32%
Year Ended September 30, 2018	1.34%
Year Ended September 30, 2017	1.35%
Year Ended September 30, 2016	1.32%
Year Ended September 30, 2015	1.31%
Year Ended September 30, 2014	1.31%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$3,007,915,960	$3,024,999,238
Year Ended September 30, 2018	$6,366,360,171	$6,415,700,475
Year Ended September 30, 2017	$5,559,676,349	$5,415,035,851
Year Ended September 30, 2016	$4,468,857,111	$4,304,402,600
Year Ended September 30, 2015	$4,009,637,043	$4,100,638,359
Year Ended September 30, 2014	$3,978,597,684	$4,262,483,862

See accompanying Notes to Consolidated Financial Statements.

91      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$3.73	$3.96	$3.95	$3.87	$4.13	$4.12
Income (loss) from investment operations:
Net investment income[1]	0.11	0.19	0.17	0.16	0.19	0.20
Net realized and unrealized gain (loss)	(0.03)	(0.23)	0.01	0.08	(0.26)	0.01
Total from investment operations	0.08	(0.04)	0.18	0.24	(0.07)	0.21
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.19)	(0.11)	(0.15)	(0.18)	(0.15)
Tax return of capital distribution	0.00	0.00	(0.06)	(0.01)	(0.01)	(0.05)
Total dividends and/or distributions to shareholders	(0.11)	(0.19)	(0.17)	(0.16)	(0.19)	(0.20)
Net asset value, end of period	$3.70	$3.73	$3.96	$3.95	$3.87	$4.13

Total Return, at Net Asset Value[2]	2.71%	(1.26)%	4.70%	6.33%	(1.83)%	5.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$335,648	$371,434	$494,017	$369,088	$403,252	$558,288
Average net assets (in thousands)	$339,993	$450,170	$417,814	$372,918	$453,869	$533,576
Ratios to average net assets:[3,4]
Net investment income	5.88%	5.03%	4.43%	4.11%	4.68%	4.78%
Expenses excluding specific expenses listed below	0.81%	0.83%	0.84%	0.81%	0.80%	0.76%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	0.81%	0.83%	0.84%	0.81%	0.80%	0.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%	0.76%	0.77%	0.77%	0.76%	0.73%
Portfolio turnover rate[7]	36%	67%	69%	78%	79%	93%

92      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.82%
Year Ended September 30, 2018	0.84%
Year Ended September 30, 2017	0.85%
Year Ended September 30, 2016	0.82%
Year Ended September 30, 2015	0.81%
Year Ended September 30, 2014	0.77%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2019	$3,007,915,960	$3,024,999,238
Year Ended September 30, 2018	$6,366,360,171	$6,415,700,475
Year Ended September 30, 2017	$5,559,676,349	$5,415,035,851
Year Ended September 30, 2016	$4,468,857,111	$4,304,402,600
Year Ended September 30, 2015	$4,009,637,043	$4,100,638,359
Year Ended September 30, 2014	$3,978,597,684	$4,262,483,862

See accompanying Notes to Consolidated Financial Statements.

93      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Global Strategic Income Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the

94      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

2. Significant Accounting Policies (Continued)

Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At period end, the Fund owned 193,468 shares with net assets of $15,970,060 in the Subsidiary.

Other financial information at period end:

Total market value of investments*	$—
Net assets	$15,970,060
Net income (loss)	$212,640
Net realized gain (loss)	$(606,092)
Net change in unrealized appreciation/depreciation	$97,337

*At period end, the Subsidiary only held cash.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Consolidated Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

95      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Consolidated Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state

96      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

2. Significant Accounting Policies (Continued)

jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from commodity-linked derivatives may not be treated as “qualifying income” for purposes of the 90% gross income requirement. The Internal Revenue Service (IRS) has previously issued a number of private letter rulings which conclude that income derived from commodity index-linked notes and investments in a wholly-owned subsidiary will be “qualifying income.” As a result, the Fund will gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The IRS has suspended the granting of private letter rulings pending further review. As a result, there can be no assurance that the IRS will not change its position with respect to commodity-linked notes and wholly-owned subsidiaries. In addition, future legislation and guidance from the Treasury and the IRS may adversely affect the fund’s ability to gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The Fund is required to include in income for federal income tax purposes all of the subsidiary’s net income and gains whether or not such income is distributed by the subsidiary. Net income and gains from the subsidiary are generally treated as ordinary income by the Fund, regardless of the character of the subsidiary’s underlying income. Net losses from the subsidiary do not pass through to the Fund for federal income tax purposes.

During the fiscal year ended September 30, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. The Fund had post-October foreign currency losses of $50,679,172 which were deferred. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $777,746,787, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax

97      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,979,072,694
Federal tax cost of other investments	(439,631,744)

Total federal tax cost	$3,539,440,950

Gross unrealized appreciation	$135,027,956
Gross unrealized depreciation	(273,430,274)

Net unrealized depreciation	$(138,402,318)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period

98      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

2. Significant Accounting Policies (Continued)

have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported

99      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.

100      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

3. Securities Valuation (Continued)

For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Consolidated Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 88,889,772	$—	$ 88,889,772
Mortgage-Backed Obligations	—	743,204,176	30,332	743,234,508
U.S. Government Obligations	—	239,024,756	—	239,024,756
Foreign Government Obligations	—	819,306,262	—	819,306,262
Corporate Loans	—	17,901,803	—	17,901,803
Corporate Bonds and Notes	—	1,481,520,802	99,027	1,481,619,829
Preferred Stocks	28,287,479	25,808	—	28,313,287
Common Stocks	4,934,821	414,450	72,790	5,422,061
Rights, Warrants and Certificates	—	—	83,328	83,328
Structured Securities	—	19,448,705	254,956	19,703,661
Short-Term Notes	—	27,271,520	—	27,271,520

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3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Investments, at Value: (Continued)
Over-the-Counter Options Purchased	$—	$35,953,039	$—	$ 35,953,039
Over-the-Counter Credit Default
Swaptions Purchased	—	885,399	—	885,399
Over-the-Counter Interest Rate
Swaptions Purchased	—	5,437,904	—	5,437,904
Investment Companies	64,563,207	253,859,904	—	318,423,111

Total Investments, at Value	97,785,507	3,733,144,300	540,433	3,831,470,240
Other Financial Instruments:
Swaps, at value	—	934,251	—	934,251
Centrally cleared swaps, at value	—	9,551,154	—	9,551,154
Futures contracts	3,535,630	—	—	3,535,630
Forward currency exchange contracts	—	24,235,639	—	24,235,639
Unfunded loan commitments	—	2,498	—	2,498

Total Assets	$101,321,137	$3,767,867,842	$540,433	$ 3,869,729,412

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(4,332,119)	$—	$(4,332,119)
Centrally cleared swaps, at value	—	(11,616,973)	—	(11,616,973)
Over-the-Counter Options written	—	(50,946,008)	—	(50,946,008)
Futures contracts	(5,452,172)	—	—	(5,452,172)
Forward currency exchange contracts	—	(23,825,265)	—	(23,825,265)
Swaptions written, at value	—	(13,840,122)	—	(13,840,122)

Total Liabilities	$(5,452,172)	$(104,560,487)	$—	$ (110,012,659)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other

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4. Investments and Risks (Continued)

costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds. At period end, the Fund had no holdings in IGMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the

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4. Investments and Risks (Continued)

Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 19.1% of Master Loan and 19.5% of Master Event-Linked Bond at period end.

Investment in OFI Carlyle Private Credit Fund. The Fund is permitted to invest in OFI Carlyle Private Credit Fund (“Carlyle Fund”), a closed-end management investment company that is operated as an interval fund. OC Private Capital, LLC, a joint venture between the Sub-Adviser and Carlyle Investment Management LLC, is the investment adviser of Carlyle Fund. Carlyle Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. The investment objective of Carlyle Fund is to produce current income. The Fund is subject to its proportional share of Carlyle Fund’s expenses, including management fees and incentive fees. The Manager will waive fees and/or reimburse Fund expenses in the amount of indirect management fees paid by the Fund to Carlyle Fund, net of management fee waivers and/or reimbursements received from Carlyle Fund.

Carlyle Fund reports its net asset value per share (“NAV”) monthly and offers its shares monthly, at the then-current NAV. Carlyle Fund conducts quarterly repurchase offers for a limited amount of its shares; the Fund does not have the right to redeem its shares of Carlyle Fund daily or at will. The Fund’s investment in Carlyle Fund may expose the Fund to liquidity risk, meaning that the Fund could be adversely affected by its inability to dispose of its investment in Carlyle Fund at a fair price or advantageous time, and/or may be less able to take advantage of other market opportunities due to its position in Carlyle Fund.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

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4. Investments and Risks (Continued)

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$473,868,531

Sold securities	44,194,414

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $3,360,445 of collateral to the Fund for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose

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4. Investments and Risks (Continued)

issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$23,312,136
Market Value	$2,193,611
Market Value as % of Net Assets	0.06%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated

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6. Use of Derivatives (Continued)

Statement of Assets and Liabilities as a receivable (or payable) and in the Consolidated Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $783,887,565 and $1,367,709,138, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations. Realized gains (losses) are reported in the Consolidated Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $201,226,991 and $607,462,177 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $14,152,974 and $7,523,373 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written

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6. Use of Derivatives (Continued)

options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $7,734,337 and $28,616,762 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $92,041,429 and $72,705,426 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed

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6. Use of Derivatives (Continued)

payments.

For the reporting period, the Fund had ending monthly average notional amounts of $520,295,692 and $1,513,694,224 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $70,941,065 on total return swaps which are long the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no total return swap agreements outstanding.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund may purchase swaptions which give it the option to buy or sell credit protection through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to sell or buy credit protection through credit default swaps in order to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A written swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund may enter into currency swaption contracts with the obligation to pay an interest rate on the US dollar notional amount or various foreign currency notional amounts and receive an interest rate on various foreign currency notional amounts or US dollar notional amounts, with an option to replace the contractual currency as disclosed in the Consolidated Statement of Investments. This is done in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. The US dollar swaption contracts seek to increase exposure to foreign exchange rate risk. The foreign currency swaption contracts seek to decrease exposure to foreign exchange rate risk.

During the reporting period, the Fund had an ending monthly average market value of $9,249,032 and $22,430,247 on purchased and written swaptions, respectively.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty

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6. Use of Derivatives (Continued)

will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $4,574,656.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker,

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

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6. Use of Derivatives (Continued)

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount
Bank of America NA	$11,424,744	$(11,424,744)	$–	$–	$–
Barclays Bank plc	522,272	(522,272)	–	–	–
BNP Paribas	22,680	–	–	–	22,680
Citibank NA	9,228,324	(8,053,848)	–	(270,000)	904,476
Deutsche Bank AG	2,936,097	(561,778)	(444,656)	(1,860,000)	69,663
Goldman Sachs Bank
USA	10,478,806	(10,478,806)	–	–	–
Goldman Sachs
International	5,565,674	(913,720)	–	–	4,651,954
HSBC Bank USA NA	49,378	(49,378)	–	–	–
JPMorgan Chase Bank NA	20,113,931	(18,643,191)	–	(1,190,000)	280,740
Morgan Stanley Capital
Services, Inc.	3,228,109	(2,497,533)	–	(730,576)	–
RBC Dominion
Securities	805,328	(805,328)	–	–	–
Standard Chartered
Bank	3,070,889	(3,070,889)	–	–	–

	$67,446,232	$(57,021,487)	$(444,656)	$(4,050,576)	$5,929,513

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount
Bank of America NA	$(13,196,047)	$11,424,744	$–	$1,771,303	$–
Barclays Bank plc	(3,291,058)	522,272	–	2,768,786	–
Citibank NA	(8,053,848)	8,053,848	–	–	–
Deutsche Bank AG	(561,778)	561,778	–	–	–
Goldman Sachs Bank USA	(36,480,130)	10,478,806	–	22,230,000	(3,771,324)
Goldman Sachs
International	(913,720)	913,720	–	–	–

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NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount
HSBC Bank USA NA	$(329,060)	$49,378	$–	$279,682	$–
JPMorgan Chase Bank NA	(18,643,191)	18,643,191	–	–	–
Morgan Stanley Capital
Services, Inc.	(2,497,533)	2,497,533	–	–	–
Nomura Global
Financial Products, Inc.	(1,053,543)	–	–	1,053,543	–
RBC Dominion Securities	(897,379)	805,328	–	–	(92,051)
Standard Chartered Bank	(7,026,227)	3,070,889	–	3,955,338	–

	$(92,943,514)	$57,021,487	$–	$32,058,652	$(3,863,375)

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Consolidated Statement of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Consolidated Statement of Assets and Liabilities at period end:

	Asset Derivatives			Liability Derivatives
Derivatives
Not Accounted	Consolidated			Consolidated
for as Hedging	Statement of Assets			Statement of Assets
Instruments	and Liabilities Location	Value		and Liabilities Location	Value
Credit contracts	Swaps, at value	$679,864		Swaps, at value	$3,763,035
Interest rate contracts	Swaps, at value	254,387		Swaps, at value	569,084
Credit contracts	Centrally cleared swaps, at value	1,592,835		Centrally cleared swaps, at value	7,303,874
Interest rate contracts	Centrally cleared swaps, at value	7,958,319		Centrally cleared swaps, at value	4,313,099
Interest rate contracts	Variation margin receivable	581,339	*	Variation margin payable	222,771	*
Forward currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	24,235,639		Unrealized depreciation on forward currency exchange contracts	23,825,265
Equity contracts				Options written, at value	7,112,594
Currency contracts				Options written, at value	43,166,946
Interest rate contracts				Options written, at value	666,468
Credit contracts				Swaptions written, at value	1,396,757
Interest rate contracts				Swaptions written, at value	12,443,365
Credit contracts	Investments, at value	885,399	**

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6. Use of Derivatives (Continued)

	Asset Derivatives		Liability Derivatives
Derivatives
Not Accounted	Consolidated		Consolidated
for as Hedging	Statement of Assets		Statement of Assets
Instruments	and Liabilities Location	Value	and Liabilities Location	Value
Equity contracts	Investments, at value	$14,069,555**
Currency contracts	Investments, at value	21,327,645**
Interest rate contracts	Investments, at value	5,993,743**

Total		$77,578,725		$104,783,258

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Consolidated Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts, if any.

The effect of derivative instruments on the Consolidated Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives	Investment
Not Accounted	transactions	Swaption	Option
for as Hedging	in unaffiliated	contracts	contracts	Futures
Instruments	companies*	written	written	contracts
Credit contracts	$(3,181,781)	$3,045,554	$—	$—
Currency Contracts	(5,176,353)	—	26,939,802	—
Equity contracts	3,719,197	—	(1,612,676)	—
Forward currency exchange contracts	—	—	—	—
Interest rate contracts	5,689,693	(12,711,349)	707,992	(12,343,898)

Total	$1,050,756	$(9,665,795)	$26,035,118	$(12,343,898)

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives		Forward
Not Accounted		currency
for as Hedging		exchange
Instruments		contracts	Swap contracts	Total
Credit contracts		$—	$(2,367,503)	$(2,503,730)
Currency Contracts		—	—	21,763,449
Equity contracts		—	4,096	2,110,617
Forward currency exchange contracts		(39,521,598)	—	(39,521,598)
Interest rate contracts		—	4,576,813	(14,080,749)

Total		$(39,521,598)	$2,213,406	$(32,232,011)

*Includes purchased option contracts and purchased swaption contracts, if any.

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NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Swaption contracts written	Option contracts written	Futures contracts
Credit contracts	$(993,880)	$1,283,396	$—	$—
Currency contracts	(6,870,276)	—	12,151,568	—
Equity contracts	218,295	—	(111,751)	—
Forward currency exchange contracts	—	—	—	—
Interest rate contracts	938,560	(5,708,770)	(89,273)	(1,972,606)

Total	$(6,707,301)	$(4,425,374)	$11,950,544	$(1,972,606)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Forward currency exchange contracts	Swap contracts	Total
Credit contracts	$—	$716,550	$1,006,066
Currency contracts	—	—	5,281,292
Equity contracts	—	—	106,544
Forward currency exchange contracts	17,353,151	—	17,353,151
Interest rate contracts	—	7,186,065	353,976

Total	$17,353,151	$7,902,615	$24,101,029

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	15,135,585	$55,528,921	45,219,211	$174,958,678
Dividends and/or distributions reinvested	18,861,399	69,123,971	32,590,219	125,317,871
Redeemed	(73,021,446)	(267,379,225)	(143,187,491)	(551,662,029)

Net decrease	(39,024,462)	$(142,726,333)	(65,378,061)	$(251,385,480)

Class B
Sold	—	$—	25,013	$98,072
Dividends and/or distributions reinvested	—	—	51,419	202,425
Redeemed[1]	—	—	(4,051,560)	(15,858,387)

Net decrease	—	$—	(3,975,128)	$(15,557,890)

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7. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class C
Sold	3,600,459	$13,187,742	8,727,719	$33,818,381
Dividends and/or distributions reinvested	3,369,082	12,307,758	6,081,273	23,366,153
Redeemed	(20,556,484)	(75,109,334)	(45,976,966)	(176,602,247)

Net decrease	(13,586,943)	$(49,613,834)	(31,167,974)	$(119,417,713)

Class I
Sold	1,302,455	$4,803,021	3,153,820	$12,196,482
Dividends and/or distributions reinvested	348,850	1,227,831	601,762	2,305,887
Redeemed	(1,380,343)	(5,035,086)	(4,601,422)	(17,690,652)

Net increase (decrease)	270,962	$995,766	(845,840)	$(3,188,283)

Class R
Sold	1,778,139	$6,523,870	5,031,105	$19,473,916
Dividends and/or distributions reinvested	770,303	2,824,420	1,273,744	4,902,998
Redeemed	(3,921,793)	(14,385,246)	(7,598,526)	(29,335,636)

Net decrease	(1,373,351)	$(5,036,956)	(1,293,677)	$(4,958,722)

Class Y
Sold	13,343,292	$49,031,329	27,622,778	$106,371,546
Dividends and/or distributions reinvested	2,683,871	9,828,859	5,418,455	20,844,909
Redeemed	(25,033,813)	(91,314,097)	(58,250,444)	(223,283,822)

Net decrease	(9,006,650)	$(32,453,909)	(25,209,211)	$(96,067,367)

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$1,296,029,336	$1,178,433,303
U.S. government and government agency obligations	231,436,078	1,266,535
To Be Announced (TBA) mortgage-related securities	3,007,915,960	3,024,999,238

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

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NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule
Up to $200 million in assets	0.75%
Next $200 million in assets	0.72
Next $200 million in assets	0.69
Next $200 million in assets	0.66
Next $200 million in assets	0.60
Next $4 billion in assets	0.50
Next $5 billion in assets	0.48
Over $10 billion in assets	0.46

The Manager also provides investment management related services to the Subsidiary. The Subsidiary pays the Manager a monthly management fee at an annual rate according to the above schedule. The Subsidiary also pays certain other expenses including custody and directors’ fees.

The Fund’s effective management fee for the reporting period was 0.55% of average annual net assets before any Subsidiary management fees or any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund and the Subsidiary. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund and the Subsidiary, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Consolidated Statement of Operations and Consolidated Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the

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9. Fees and Other Transactions with Affiliates (Continued)

funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Consolidated Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the ConsolidatedStatement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

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NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
March 31, 2019	$126,545	$790	$9,532	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. During the reporting period, the Manager waived $59,423. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Affiliated Funds. During the reporting period, the Manager waived fees and/or reimbursed the Fund $815,588 for these management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

10. Borrowing and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Consolidated Statement of Operations. The Fund did not utilize the Facility during the reporting period.

Loan Commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities.

	Interest Rate	Commitment Termination Date	Unfunded Amount	Unrealized Appreciation
Claire’s Stores, Inc., Sr. Sec.
Credit Facilities Term Loan	0.75%	10/12/22	$29,159	$2,498

11. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement

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11. Pending Acquisition (Continued)

whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form

N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Global Strategic Income Fund	3/29/19	99.9%	0.0%	0.1%

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OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Hemant Baijal, Vice President
Krishna Memani, Vice President
Christopher Kelly, Vice President
Ruta Ziverte, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2019 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

•	Applications or other forms.
•	When you create a user ID and password for online account access.
•	When you enroll in eDocs Direct,SM our electronic document delivery service.
•	Your transactions with us, our affiliates or others.
•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

129      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information.

Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us

oppenheimerfunds.com

Call Us

800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 225 Liberty Street, New York, NY 10281-1008 © 2019 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0230.001.0319 May 15, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)        (1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/17/2019